     As filed with the Securities and Exchange Commission on April 25, 2017
                                                            File Nos. 333-200255
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 287                            [X]

                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                      Brighthouse Life Insurance Company
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:


              On May 1, 2017 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under fixed and variable annuity contracts.

                                                 THE FIXED AND VARIABLE ANNUITY

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C



This prospectus describes the Fixed and Variable Annuity Contract issued by Brighthouse Life Insurance Company (BLIC, we or us). THE CONTRACT IS NOT AVAILABLE FOR NEW SALES. However, you can continue to make additional purchase payments to your contract.



The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by BLIC, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).




CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):

  Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):

  Equity-Income Portfolio

  Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

  Templeton Foreign VIP Fund




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) (CLASS A (OR CLASS B AS NOTED)):

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly Met/Aberdeen Emerging Markets Equity Portfolio)


  Clarion Global Real Estate Portfolio

  ClearBridge Aggressive Growth Portfolio


  Invesco Comstock Portfolio (Class B)

  Invesco Mid Cap Value Portfolio


  MFS(R) Research International Portfolio


  Morgan Stanley Mid Cap Growth Portfolio

  Oppenheimer Global Equity Portfolio (Class A and Class B)

  PIMCO Total Return Portfolio

  T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) (CLASS A (OR CLASS B AS NOTED)):


  Baillie Gifford International Stock Portfolio

  BlackRock Bond Income Portfolio (Class A and Class B)


  BlackRock Ultra-Short Term Bond Portfolio

  Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio)

  Jennison Growth Portfolio (Class A and Class B)


  MFS(R) Total Return Portfolio

  MFS(R) Value Portfolio (Class B)

  Neuberger Berman Genesis Portfolio

  T. Rowe Price Large Cap Growth Portfolio

  T. Rowe Price Small Cap Growth Portfolio

  Western Asset Management Strategic Bond Opportunities Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):

  Putnam VT Equity Income Fund







Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Fixed and Variable Annuity Contract.


To learn more about the BLIC Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 41 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or complete and mail the enclosed form.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







SUMMARY..........................................   4
FEE TABLES AND EXAMPLES..........................   6
1. THE ANNUITY CONTRACT..........................  10
2. ANNUITY PAYMENTS (THE INCOME PHASE)...........  10
     Annuity Date................................  10
     Annuity Payments............................  10
     Annuity Options.............................  11
     Fixed Annuity Payments......................  13
3. PURCHASE......................................  13
     Purchase Payments...........................  13
     Allocation Of Purchase Payments.............  13
     Accumulation Units..........................  13
     Account Value...............................  14
4. INVESTMENT OPTIONS............................  14
     Transfers...................................  16
     Restrictions on Transfers...................  17
     Dollar Cost Averaging Program...............  18
     Automatic Rebalancing Program...............  19
     Voting Rights...............................  19
     Substitution................................  20
5. EXPENSES......................................  20
     Insurance Charges...........................  20
     Contract Maintenance Charge.................  20
     Withdrawal Charge...........................  20
     Reduction or Elimination of the Withdrawal
       Charge....................................  21
     Premium Taxes And Other Taxes...............  21
     Transfer Fee................................  22
     Income Taxes................................  22
     Investment Portfolio Expenses...............  22
6. ACCESS TO YOUR MONEY..........................  22
     Systematic Withdrawal Program...............  23
     Suspension Of Payments Or Transfers.........  23
7. PERFORMANCE...................................  23
8. DEATH BENEFIT.................................  24
     Upon Your Death.............................  24
     Death of Annuitant..........................  27
     Controlled Payout...........................  27
     Abandoned Property Requirements.............  27


9. FEDERAL INCOME TAX STATUS.....................  28
     Non-Qualified Contracts.....................  28
     Qualified Contracts.........................  31
10. OTHER INFORMATION............................  37
     BLIC........................................  37
     Planned Separation from MetLife, Inc........  37
     The Separate Account........................  38
     Distributor.................................  39
     Selling Firms...............................  39
     Compensation Paid To All Selling Firms......  39
     Requests and Elections......................  39
     Ownership...................................  41
     Beneficiary.................................  41
     Assignment..................................  41
     Financial Statements........................  41
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...........................  41
APPENDIX A
     CONDENSED FINANCIAL INFORMATION............. A-1
APPENDIX B
     PARTICIPATING INVESTMENT PORTFOLIOS......... B-1

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.



1.   THE ANNUITY CONTRACT:


The fixed and variable annuity contract issued by BLIC is a contract between you, the owner, and BLIC, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by BLIC.



This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.



The fixed account offers an interest rate that is guaranteed by the insurance company, BLIC. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by BLIC.


Except as otherwise limited by BLIC (see "Investment Options - Restrictions on Transfers"), you can transfer between accounts up to 12 times a year without charge or tax implications.



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.


The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.


We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other
Information -- The Separate Account.")


2.   ANNUITY PAYMENTS (THE INCOME PHASE):


If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).




3.   PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.



4.   INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.



5.   EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.



o Each year BLIC deducts a $30 contract maintenance charge from your contract. During the accumulation phase, BLIC currently waives this charge if the value of your contract is at least $50,000.

o BLIC also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.


o If you take your money out, BLIC may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After BLIC has had a purchase payment for 5 years, there is no charge by BLIC for a withdrawal of that purchase payment.


o When you begin receiving regular income payments from your annuity, BLIC will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.



o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.



o There are also investment charges which range from 0.37% to 1.00% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.




6.   ACCESS TO YOUR MONEY:


You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from BLIC. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, BLIC will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.




7.   DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



8.   OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.


ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:


o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.


o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.


o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.



o Under certain circumstances, BLIC will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.



These features are not available in all states and may not be suitable for your particular situation.



9.   TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:



P.O. Box 10366


Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              5%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                   $0 (First 12 per year)
                                        Thereafter $25 or 2% of transfer,
                                        whichever is less

--------------------------------------------------------------------------------
 Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.




 Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. BLIC will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.




THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)                                  $    30
SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)
Mortality and Expense Charge*                                            1.25%
Administration Expense Charge                                            0.15%
                                                                      -------

Total Separate Account Product Charges                                   1.40%

--------------------------------------------------------------------------------
 * For Premier Advisor, Destiny Select and Prevail contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense
 Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).



 Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.37%     1.00%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.21%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets        0.89%          --          0.11%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                   0.61%          --          0.04%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                0.56%          --          0.01%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B        0.57%         0.25%        0.02%

 Invesco Mid Cap Value                        0.65%          --          0.03%
  Portfolio -- Class A

 MFS(R) Research International                0.70%          --          0.04%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                0.65%          --          0.05%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%          --          0.05%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A      0.48%          --          0.05%

 T. Rowe Price Large Cap Value                0.57%          --          0.02%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.80%          --          0.05%
  Portfolio -- Class A

 BlackRock Bond Income                        0.33%          --          0.04%
  Portfolio -- Class A

 BlackRock Bond Income                        0.33%         0.25%        0.04%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.93%         0.01%         0.92%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets         --        1.00%         0.06%         0.94%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                    --        0.65%           --          0.65%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                 --        0.57%         0.02%         0.55%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value                       0.05%       0.73%         0.02%         0.71%
  Portfolio -- Class A

 MFS(R) Research International                 --        0.74%         0.06%         0.68%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                 --        0.70%         0.01%         0.69%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.71%         0.10%         0.61%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.96%         0.10%         0.86%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A       --        0.53%         0.03%         0.50%

 T. Rowe Price Large Cap Value                 --        0.59%         0.03%         0.56%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        0.85%         0.12%         0.73%
  Portfolio -- Class A

 BlackRock Bond Income                         --        0.37%           --          0.37%
  Portfolio -- Class A

 BlackRock Bond Income                         --        0.62%           --          0.62%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond               0.35%          --          0.03%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A          0.60%          --          0.02%

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MFS(R) Total Return Portfolio -- Class A      0.56%          --          0.05%

 MFS(R) Value Portfolio -- Class B             0.70%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%          --          0.04%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic            0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                       0.45%          --          0.09%

 Growth Opportunities Portfolio                0.55%          --          0.13%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.78%          --          0.04%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                  0.48%         0.25%        0.11%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond                --        0.38%         0.02%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A           --        0.62%         0.08%         0.54%

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MFS(R) Total Return Portfolio -- Class A       --        0.61%           --          0.61%

 MFS(R) Value Portfolio -- Class B              --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                       --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 --        0.62%         0.02%         0.60%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic           0.01%       0.61%         0.05%         0.56%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                      0.05%       0.59%           --          0.59%

 Growth Opportunities Portfolio                 --        0.68%           --          0.68%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.01%       0.83%         0.02%         0.81%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                   --        0.84%           --          0.84%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $770      $1,218      $1,741      $2,724
    minimum        $707      $1,027      $1,422      $2,076



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $270        $768      $1,291      $2,724
    minimum        $207        $577      $  972      $2,076


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .

1. THE ANNUITY CONTRACT


This Prospectus describes the Fixed and Variable Annuity Contract issued by BLIC. Currently, BLIC is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.


An annuity is a contract between you, the owner, and an insurance company (in this case BLIC), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. If you die during the accumulation phase, your beneficiary (or beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by BLIC. BLIC guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the fixed account, your money will be placed with the other general assets of BLIC, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase. All guarantees as to purchase payments or account value allocated to the fixed account, interest credited to the fixed account, and fixed annuity payments are subject to our financial strength and claims-paying ability.




As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying BLIC in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information -
Ownership."




2. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date.



We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.



ANNUITY PAYMENTS


You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). We may allow you to extend your annuity date, subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures. The annuitant is the person whose life we look to when we make annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase.At the annuity date, you can choose whether payments will come from the:


o  fixed account,


o  the investment portfolio(s) or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:


1) the value of your contract in the investment portfolio(s) on the annuity date,


2) the 3% assumed investment return used in the annuity table for the contract, and


3) the performance of the investment portfolios you selected.


If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.



Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, BLIC may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), BLIC has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).



ANNUITY OPTIONS


You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.



You can choose one of the following annuity options or any other annuity option acceptable to BLIC. After annuity payments begin, you cannot change the annuity option.



OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


Where required by state law, the annuitant's sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.


You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Under Option 2 described above, upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive a single lump sum equal to the commuted value of the remaining guaranteed payments. The commuted value will be equal to the present value of remaining payments as of the date of receipt of due proof of death in good order. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.



ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




3. PURCHASE

PURCHASE PAYMENTS



A purchase payment is the money you give us to invest in the contract. The maximum total purchase payments for the contract is $1,000,000, without prior approval from us. You can make additional purchase payments of $500 or more during the accumulation phase. BLIC reserves the right to reject any purchase payment (except in New Jersey).



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.


ALLOCATION OF PURCHASE PAYMENTS


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.


If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.



We reserve the right to make certain changes to the investment portfolios. (See "Investment Options -- Substitution.")



ACCUMULATION UNITS


The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) In addition to the investment performance of the investment portfolio, the deduction of Separate Account charges also affects an investment portfolio's accumulation unit value, as explained below. During the income phase of the contract we call the unit an annuity unit.


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and


2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the T. Rowe Price Large Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.




4. INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.



The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.



Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BLIC. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment

Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:



     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A
         (formerly Met/Aberdeen Emerging Markets Equity Portfolio)

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class A

     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Equity-Income Portfolio

     Growth Opportunities Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IB


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund


TRANSFERS


You can transfer a portion of your account value among the fixed account and the investment portfolios.



BLIC has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Restrictions on Transfers.") We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers").



TRANSFERS BY TELEPHONE OR OTHER MEANS. You and/


or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to BLIC. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless BLIC is instructed otherwise, BLIC will accept instructions from either you or the other owner. (See "Other Information
- Requests and Elections.") BLIC will use reasonable procedures to confirm that instructions given us by telephone are genuine. BLIC may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time, or on a day when the New York Stock Exchange (NYSE) is not open, to be received on the next day that the NYSE is open.



TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than

12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:


1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.


2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


3. Your request for transfer must clearly state how much the transfer is for.


4. You cannot make any transfers within 7 calendar days of the annuity date.


TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap and high-yield investment portfolios

      Baillie Gifford International Stock Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio


      Clarion Global Real Estate Portfolio


      Invesco V.I. International Growth Fund


      MFS(R) Research International Portfolio


      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Templeton Foreign VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio


- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any investment portfolios and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.


In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the

BlackRock Ultra-Short Term Bond Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.



The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Ultra-Short Term Bond Portfolio or the fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, BLIC does not charge for participating in the Dollar Cost Averaging Program. BLIC will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.


If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." BLIC reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. BLIC may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.



The Automatic Rebalancing Program is available only during the accumulation phase. Currently, BLIC does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:



   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Western Asset Management Strategic Bond Opportunities Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management Strategic Bond Opportunities Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BLIC will sell some of your units in the Western Asset Management Strategic Bond Opportunities Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.



VOTING RIGHTS



BLIC is the legal owner of the investment portfolio shares. However, BLIC believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should

BLIC determine that it is no longer required to comply with the above, it will vote the shares in its own right.



SUBSTITUTION


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




5. EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract.These charges and expenses are:


INSURANCE CHARGES



Each day, BLIC makes a deduction for its insurance charges. BLIC does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:



o  the mortality and expense risk premium, and


o  the administrative expense charge.



MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then BLIC will bear the loss. BLIC does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. BLIC may use any profits it makes from this charge to pay for the costs of distributing the contract.


ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. BLIC does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, BLIC will bear the loss.



CONTRACT MAINTENANCE CHARGE



During the accumulation phase, every year on the anniversary of the date when your contract was issued, BLIC deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.


BLIC will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. BLIC may some time in the future discontinue this practice and deduct the charge.



If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.


A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


WITHDRAWAL CHARGE



During the accumulation phase, you can make withdrawals from your contract. BLIC keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day BLIC processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After BLIC has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. BLIC does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.



o  10% of purchase payments free.


o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.


o  Earnings in the contract free.


o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.


For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.


When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.


The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



BLIC does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from Qualified Contracts. This exception only applies to amounts required to be distributed from the contract.



For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.


NOTE: For tax purposes, earnings are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. BLIC may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a withdrawal charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.




NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, BLIC will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.



PREMIUM TAXES AND OTHER TAXES



Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BLIC is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is BLIC's current practice to not charge anyone for these taxes until annuity payments begin. BLIC may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.



We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE


You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.


If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.


An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.




6. ACCESS TO YOUR MONEY

You (or in the case of (3) and (4) below, your beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive annuity payments;


(3) when a death benefit is paid to your beneficiary; or


(4) under annuity option 2 described under "Annuity Payments (The Income Phase)
       - Annuity Options" which provides for continuing annuity payments or a single lump sum upon death of the last surviving annuitant during the guaranteed period.


Under most circumstances, withdrawals can only be made during the accumulation phase.



When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when BLIC receives a written request for a withdrawal in good order prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):



o  less any applicable withdrawal charge,


o  less any premium tax, and


o  less any contract maintenance charge.



Unless you instruct BLIC otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. BLIC requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.



We have to receive your withdrawal request at our Annuity Service Center prior to the annuity date or your death; provided, however, that you may submit a written withdrawal request any time prior to the annuity date that indicates that the withdrawal should be processed as of the annuity date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the annuity date. Your request must be received at our Annuity Service Center on or before the annuity date.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."


There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. BLIC does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")


SUSPENSION OF PAYMENTS OR TRANSFERS



BLIC may be required to suspend or postpone payments for withdrawals or transfers for any period when:



o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or BLIC cannot reasonably value the shares of the investment portfolios; or



o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.



BLIC has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE


BLIC periodically advertises performance of the various investment portfolios. BLIC will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.



For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH



If you die before annuity payments begin, BLIC will pay a death benefit to your beneficiary (or beneficiaries) (see below). If you die during the income phase (after you begin receiving annuity payments), there is no death benefit; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Until the beneficiary submits the necessary documentation in good order, the account value attributable to his/her portion of the death benefit remains in the investment portfolios and is subject to investment risk.


If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if BLIC is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.


For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by BLIC, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by BLIC, Option A will be your death benefit.



If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.



From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by BLIC, Option A is your death benefit.



The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.


DEATH BENEFIT OPTION A:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) (as explained below).


The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:


Example: Assumed facts for example:


$10,000 current GACV

$8,000 contract value

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


$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)


New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625


The new GACV is $7,375.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) (as explained below).


The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


DEATH BENEFIT OPTION B:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.


DEATH BENEFIT OPTION C:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) as determined below.



The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The GACV as determined below.



The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.



DEATH BENEFIT OPTION D:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or


2. The value of your contract at the time the death benefit is to be paid; or


3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).


After you, or your joint owner, reaches age 80, the death benefit will be the greater of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).


DEATH BENEFIT OPTION E:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.



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


CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.


Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF ANNUITANT


If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800)

343-8496 to make such changes.


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


9. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408,

408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



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


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




10. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors Variable Annuity Account One. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the

Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



SELLING FIRMS


We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO ALL SELLING FIRMS



We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Request for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547- 9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in good order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.


JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY


The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


ASSIGNMENT



You can assign the contract at any time during your lifetime. BLIC will not be bound by the assignment until it receives the written notice of the assignment. BLIC will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.



If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


FINANCIAL STATEMENTS



The financial statements of BLIC and the financial statements of the Separate Account have been included in the Statement of Additional Information.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


     Calculation of Performance Information


     Total Return


     Historical Unit Values


     Reporting Agencies


     Annuity Provisions


     Variable Annuity


     Fixed Annuity


     Annuity Unit Value


     Net Investment Factor


     Mortality and Expense Guarantee


     Additional Federal Tax Considerations


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
OLDCOVA

DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP - CLASS A

01/01/2007 to 12/31/2007        13.981782          14.606853            38,012
01/01/2008 to 12/31/2008        14.606853          15.114066            28,244
01/01/2009 to 12/31/2009        15.114066          16.107924            26,761
01/01/2010 to 12/31/2010        16.107924          16.934567            25,550
01/01/2011 to 12/31/2011        16.934567          17.946385            24,804
01/01/2012 to 12/31/2012        17.946385          18.213166            20,213
01/01/2013 to 12/31/2013        18.213166          17.413322            14,265
01/01/2014 to 12/31/2014        17.413322          18.080251            10,450
01/01/2015 to 12/31/2015        18.080251          17.824485             9,318
01/01/2016 to 12/31/2016        17.824485          17.779029             7,832
--------------------------      ---------          ---------            ------

DEUTSCHE SMALL CAP GROWTH VIP - CLASS A

01/01/2007 to 04/27/2007         9.888667          10.592883                 0
--------------------------      ---------          ---------            ------

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS

01/01/2007 to 12/31/2007        15.990727          16.008528            60,486
01/01/2008 to 12/31/2008        16.008528           9.051927            52,152
01/01/2009 to 12/31/2009         9.051927          11.622489            45,312
01/01/2010 to 12/31/2010        11.622489          13.197293            35,173
01/01/2011 to 12/31/2011        13.197293          13.140605            34,972
01/01/2012 to 12/31/2012        13.140605          15.199575            26,428
01/01/2013 to 12/31/2013        15.199575          19.207235            24,671
01/01/2014 to 12/31/2014        19.207235          20.591435            21,954
01/01/2015 to 12/31/2015        20.591435          19.500133            19,952
01/01/2016 to 12/31/2016        19.500133          22.693706            29,527
--------------------------      ---------          ---------            ------

FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS

01/01/2007 to 12/31/2007         9.706314          11.789402            16,783
01/01/2008 to 12/31/2008        11.789402           5.229006            20,661
01/01/2009 to 12/31/2009         5.229006           7.520545            18,015
01/01/2010 to 12/31/2010         7.520545           9.176368            11,282
01/01/2011 to 12/31/2011         9.176368           9.256894             9,746
01/01/2012 to 12/31/2012         9.256894          10.917717             9,992
01/01/2013 to 12/31/2013        10.917717          14.846203             8,527
01/01/2014 to 12/31/2014        14.846203          16.426242             8,424
01/01/2015 to 12/31/2015        16.426242          17.106247             7,231
01/01/2016 to 12/31/2016        17.106247          16.925141             7,022
--------------------------      ---------          ---------            ------

FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1 (NOW MIST - MFS(R)
EMERGING MARKETS EQUITY - CLASS A)

01/01/2007 to 12/31/2007        20.527418          26.127906           308,204
01/01/2008 to 04/25/2008        26.127906          23.807747                 0
--------------------------      ---------          ---------           -------

INVESCO V.I. - CAPITAL APPRECIATION FUND - SERIES I

01/01/2007 to 04/27/2007        12.602674          13.454401                 0
--------------------------      ---------          ---------           -------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
INVESCO V.I. - INTERNATIONAL GROWTH FUND - SERIES I

01/01/2007 to 12/31/2007        18.180489          20.559008            243,216
01/01/2008 to 12/31/2008        20.559008          12.089673            177,979
01/01/2009 to 12/31/2009        12.089673          16.123086            154,412
01/01/2010 to 12/31/2010        16.123086          17.944223            128,380
01/01/2011 to 12/31/2011        17.944223          16.502284            108,109
01/01/2012 to 12/31/2012        16.502284          18.799103             81,417
01/01/2013 to 12/31/2013        18.799103          22.062476             73,892
01/01/2014 to 12/31/2014        22.062476          21.827827             60,846
01/01/2015 to 12/31/2015        21.827827          21.019940             56,099
01/01/2016 to 12/31/2016        21.019940          20.634087             49,299
--------------------------      ---------          ---------            -------

MIST - CLARION GLOBAL REAL ESTATE - CLASS A

01/01/2007 to 12/31/2007        28.413359          23.871460            273,519
01/01/2008 to 12/31/2008        23.871460          13.756080            227,187
01/01/2009 to 12/31/2009        13.756080          18.329043            202,708
01/01/2010 to 12/31/2010        18.329043          21.017518            176,273
01/01/2011 to 12/31/2011        21.017518          19.632219            149,726
01/01/2012 to 12/31/2012        19.632219          24.448495            130,663
01/01/2013 to 12/31/2013        24.448495          25.015384            121,470
01/01/2014 to 12/31/2014        25.015384          28.040942            107,851
01/01/2015 to 12/31/2015        28.040942          27.311660             98,306
01/01/2016 to 12/31/2016        27.311660          27.242904             89,050
--------------------------      ---------          ---------            -------

MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS A

01/01/2007 to 12/31/2007        10.773262          10.898836          1,229,428
01/01/2008 to 12/31/2008        10.898836           6.560632          1,036,196
01/01/2009 to 12/31/2009         6.560632           8.633609            934,701
01/01/2010 to 12/31/2010         8.633609          10.561397            819,924
01/01/2011 to 12/31/2011        10.561397          10.784804            691,166
01/01/2012 to 12/31/2012        10.784804          12.634806            614,615
01/01/2013 to 12/31/2013        12.634806          18.178696            537,066
01/01/2014 to 12/31/2014        18.178696          21.353332            467,790
01/01/2015 to 12/31/2015        21.353332          20.254301            409,973
01/01/2016 to 12/31/2016        20.254301          20.568788            372,131
--------------------------      ---------          ---------          ---------

MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B

05/02/2011 to 12/31/2011         7.098974           6.434523              1,806
01/01/2012 to 12/31/2012         6.434523           7.518855              1,804
01/01/2013 to 12/31/2013         7.518855          10.795424              1,803
01/01/2014 to 12/31/2014        10.795424          12.656554              1,488
01/01/2015 to 12/31/2015        12.656554          11.976816              1,487
01/01/2016 to 12/31/2016        11.976816          12.126882              1,486
--------------------------      ---------          ---------          ---------

MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B (FORMERLY MIST - LEGG MASON
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO - CLASS B
AND BEFORE THAT MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B)

01/01/2007 to 12/31/2007        11.167932          10.361388              6,018
01/01/2008 to 12/31/2008        10.361388           4.636801              5,072
01/01/2009 to 12/31/2009         4.636801           6.308454              9,821
01/01/2010 to 12/31/2010         6.308454           6.677066              7,785
01/01/2011 to 04/29/2011         6.677066           7.099791                  0
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MIST - INVESCO COMSTOCK - CLASS B

01/01/2007 to 12/31/2007        11.989012          11.526832            445,777
01/01/2008 to 12/31/2008        11.526832           7.284280            388,974
01/01/2009 to 12/31/2009         7.284280           9.091664            364,382
01/01/2010 to 12/31/2010         9.091664          10.296992            324,964
01/01/2011 to 12/31/2011        10.296992          10.003537            302,076
01/01/2012 to 12/31/2012        10.003537          11.682001            277,905
01/01/2013 to 12/31/2013        11.682001          15.596242            251,985
01/01/2014 to 12/31/2014        15.596242          16.811585            221,469
01/01/2015 to 12/31/2015        16.811585          15.587994            186,837
01/01/2016 to 12/31/2016        15.587994          18.030200            154,771
--------------------------      ---------          ---------            -------

MIST - INVESCO MID CAP VALUE - CLASS A (FORMERLY MIST - LORD ABBETT MID CAP VALUE -
CLASS A)

01/01/2007 to 12/31/2007        28.352013          28.206617          2,119,334
01/01/2008 to 12/31/2008        28.206617          17.061150          1,636,076
01/01/2009 to 12/31/2009        17.061150          21.342920          1,341,827
01/01/2010 to 12/31/2010        21.342920          26.485673          1,219,157
01/01/2011 to 12/31/2011        26.485673          25.214248          1,040,151
01/01/2012 to 12/31/2012        25.214248          28.589985            867,716
01/01/2013 to 12/31/2013        28.589985          36.826944            751,975
01/01/2014 to 12/31/2014        36.826944          39.931120            613,521
01/01/2015 to 12/31/2015        39.931120          35.928037            528,080
01/01/2016 to 12/31/2016        35.928037          41.018665            465,647
--------------------------      ---------          ---------          ---------

MIST - LORD ABBETT BOND DEBENTURE - CLASS A

01/01/2007 to 12/31/2007        18.766575          19.771633          3,650,480
01/01/2008 to 12/31/2008        19.771633          15.908806          2,930,362
01/01/2009 to 12/31/2009        15.908806          21.511435          2,443,195
01/01/2010 to 12/31/2010        21.511435          24.007623          2,165,186
01/01/2011 to 12/31/2011        24.007623          24.817134          1,859,419
01/01/2012 to 12/31/2012        24.817134          27.698725          1,503,320
01/01/2013 to 12/31/2013        27.698725          29.544750          1,298,369
01/01/2014 to 12/31/2014        29.544750          30.625776          1,083,897
01/01/2015 to 12/31/2015        30.625776          29.633802            924,716
01/01/2016 to 12/31/2016        29.633802          30.548201                  0
--------------------------      ---------          ---------          ---------

MIST - MET/AIM CAPITAL APPRECIATION - CLASS A

04/30/2007 to 12/31/2007         1.558209           1.629990          5,937,150
01/01/2008 to 12/31/2008         1.629990           0.921884          4,626,754
01/01/2009 to 05/01/2009         0.921884           0.876791                  0
--------------------------      ---------          ---------          ---------

MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A

01/01/2007 to 04/27/2007        20.293402          22.087333                  0
--------------------------      ---------          ---------          ---------

MIST - MET/TEMPLETON GROWTH - CLASS A

01/01/2007 to 12/31/2007        20.323173          20.550821             84,549
01/01/2008 to 12/31/2008        20.550821          11.725706             60,844
01/01/2009 to 12/31/2009        11.725706          15.185619             49,668
01/01/2010 to 12/31/2010        15.185619          16.133241             40,629
01/01/2011 to 04/29/2011        16.133241          18.011682                  0
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MIST - METLIFE SMALL CAP VALUE PORTFOLIO (CLASS A)

01/01/2007 to 12/31/2007        20.211912          19.372605            113,978
01/01/2008 to 12/31/2008        19.372605          13.431067             99,814
01/01/2009 to 12/31/2009        13.431067          16.796030             76,988
01/01/2010 to 12/31/2010        16.796030          19.899442             69,215
01/01/2011 to 12/31/2011        19.899442          17.916604             64,567
01/01/2012 to 12/31/2012        17.916604          20.894956             55,643
01/01/2013 to 12/31/2013        20.894956          27.365530             47,736
01/01/2014 to 12/31/2014        27.365530          27.515223             43,534
01/01/2015 to 12/31/2015        27.515223          25.720305             37,095
01/01/2016 to 12/31/2016        25.720305          33.366447             33,718
--------------------------      ---------          ---------            -------

MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A

04/28/2008 to 12/31/2008        23.843501          10.960448            258,779
01/01/2009 to 12/31/2009        10.960448          18.284528            235,154
01/01/2010 to 12/31/2010        18.284528          22.357666            225,614
01/01/2011 to 12/31/2011        22.357666          17.985229            186,584
01/01/2012 to 12/31/2012        17.985229          21.121417            153,028
01/01/2013 to 12/31/2013        21.121417          19.828302            138,763
01/01/2014 to 12/31/2014        19.828302          18.333877            120,652
01/01/2015 to 12/31/2015        18.333877          15.609361            119,555
01/01/2016 to 12/31/2016        15.609361          17.213723            112,117
--------------------------      ---------          ---------            -------

MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A

01/01/2007 to 12/31/2007        22.624741          25.353680          2,410,788
01/01/2008 to 12/31/2008        25.353680          14.441714          2,005,101
01/01/2009 to 12/31/2009        14.441714          18.795769          1,702,107
01/01/2010 to 12/31/2010        18.795769          20.702923          1,495,382
01/01/2011 to 12/31/2011        20.702923          18.291939          1,311,937
01/01/2012 to 12/31/2012        18.291939          21.106056          1,142,722
01/01/2013 to 12/31/2013        21.106056          24.890732          1,014,270
01/01/2014 to 12/31/2014        24.890732          22.891409            912,237
01/01/2015 to 12/31/2015        22.891409          22.235323            813,785
01/01/2016 to 12/31/2016        22.235323          21.778776            748,651
--------------------------      ---------          ---------          ---------

MIST - MORGAN STANLEY MID CAP GROWTH PORTFOLIO - CLASS A

01/01/2007 to 12/31/2007        10.915476          13.328319          1,149,432
01/01/2008 to 12/31/2008        13.328319           7.008262            929,875
01/01/2009 to 12/31/2009         7.008262          10.907586            796,819
01/01/2010 to 12/31/2010        10.907586          14.241898            726,776
01/01/2011 to 12/31/2011        14.241898          13.108111            595,555
01/01/2012 to 12/31/2012        13.108111          14.159829            504,391
01/01/2013 to 12/31/2013        14.159829          19.451080            423,601
01/01/2014 to 12/31/2014        19.451080          19.427128            332,805
01/01/2015 to 12/31/2015        19.427128          18.240231            288,970
01/01/2016 to 12/31/2016        18.240231          16.499140            251,214
--------------------------      ---------          ---------          ---------

MIST - OPPENHEIMER GLOBAL EQUITY - CLASS A

04/29/2013 to 12/31/2013         1.014352           1.163992            780,344
01/01/2014 to 12/31/2014         1.163992           1.175465            891,793
01/01/2015 to 12/31/2015         1.175465           1.207528            920,112
01/01/2016 to 12/31/2016         1.207528           1.196531            894,074
--------------------------      ---------          ---------          ---------

MIST - OPPENHEIMER GLOBAL EQUITY - CLASS A (FORMERLY MIST - MET/TEMPLETON GROWTH -
CLASS A)

05/02/2011 to 12/31/2011        18.027027          14.861348             32,968
01/01/2012 to 12/31/2012        14.861348          17.950165             27,687
01/01/2013 to 04/26/2013        17.950165          19.095407                  0
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MIST - OPPENHEIMER GLOBAL EQUITY - CLASS B (FORMERLY MSF - OPPENHEIMER GLOBAL EQUITY
- CLASS B)

01/01/2007 to 12/31/2007        19.304552          20.226654            122,560
01/01/2008 to 12/31/2008        20.226654          11.855410            115,357
01/01/2009 to 12/31/2009        11.855410          16.343612            110,790
01/01/2010 to 12/31/2010        16.343612          18.683379            114,201
01/01/2011 to 12/31/2011        18.683379          16.875523             94,832
01/01/2012 to 12/31/2012        16.875523          20.163269             82,037
01/01/2013 to 12/31/2013        20.163269          25.273940             62,089
01/01/2014 to 12/31/2014        25.273940          25.456471             54,908
01/01/2015 to 12/31/2015        25.456471          26.090488             50,085
01/01/2016 to 12/31/2016        26.090488          25.787194             41,654
--------------------------      ---------          ---------            -------

MIST - PIMCO TOTAL RETURN - CLASS A

01/01/2007 to 12/31/2007        12.754729          13.563664          3,119,436
01/01/2008 to 12/31/2008        13.563664          13.459941          2,744,292
01/01/2009 to 12/31/2009        13.459941          15.714236          2,674,918
01/01/2010 to 12/31/2010        15.714236          16.799622          2,411,982
01/01/2011 to 12/31/2011        16.799622          17.133520          2,169,238
01/01/2012 to 12/31/2012        17.133520          18.508915          1,924,887
01/01/2013 to 12/31/2013        18.508915          17.937387          1,676,032
01/01/2014 to 12/31/2014        17.937387          18.482331          1,384,677
01/01/2015 to 12/31/2015        18.482331          18.277049          1,214,677
01/01/2016 to 12/31/2016        18.277049          18.536128          1,057,053
--------------------------      ---------          ---------          ---------

MIST - PIONEER FUND - CLASS A

05/04/2009 to 12/31/2009         7.652907           9.396033          3,133,665
01/01/2010 to 12/31/2010         9.396033          10.768512          2,715,615
01/01/2011 to 12/31/2011        10.768512          10.136209          2,372,316
01/01/2012 to 12/31/2012        10.136209          11.053054          1,957,899
01/01/2013 to 12/31/2013        11.053054          14.504550          1,650,018
01/01/2014 to 12/31/2014        14.504550          15.898741          1,378,482
01/01/2015 to 12/31/2015        15.898741          15.687610          1,209,326
01/01/2016 to 12/31/2016        15.687610          15.790725                  0
--------------------------      ---------          ---------          ---------

MIST - PIONEER FUND - CLASS A

01/01/2007 to 12/31/2007        12.974610          12.783053          4,344,903
01/01/2008 to 12/31/2008        12.783053           7.533320          3,620,341
01/01/2009 to 05/01/2009         7.533320           7.452959                  0
--------------------------      ---------          ---------          ---------

MIST - T. ROWE PRICE LARGE CAP VALUE - CLASS A

01/01/2007 to 12/31/2007        57.465191          58.936216          8,534,977
01/01/2008 to 12/31/2008        58.936216          37.081275          6,910,389
01/01/2009 to 12/31/2009        37.081275          43.393967          5,838,240
01/01/2010 to 12/31/2010        43.393967          50.205472          5,192,291
01/01/2011 to 12/31/2011        50.205472          47.643449          4,489,008
01/01/2012 to 12/31/2012        47.643449          55.561630          3,617,811
01/01/2013 to 12/31/2013        55.561630          73.467158          3,061,871
01/01/2014 to 12/31/2014        73.467158          82.273570          2,553,081
01/01/2015 to 12/31/2015        82.273570          78.442277          2,215,057
01/01/2016 to 12/31/2016        78.442277          89.885636          1,922,602
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MSF - BAILLIE GIFFORD INTERNATIONAL STOCK - CLASS A

01/01/2007 to 12/31/2007        11.789102          12.825026             23,519
01/01/2008 to 12/31/2008        12.825026           7.065777             21,916
01/01/2009 to 12/31/2009         7.065777           8.512187             22,180
01/01/2010 to 12/31/2010         8.512187           8.999210             18,668
01/01/2011 to 12/31/2011         8.999210           7.110870             15,133
01/01/2012 to 12/31/2012         7.110870           8.380052             12,729
01/01/2013 to 12/31/2013         8.380052           9.547878             11,540
01/01/2014 to 12/31/2014         9.547878           9.122876             10,189
01/01/2015 to 12/31/2015         9.122876           8.818812              9,394
01/01/2016 to 12/31/2016         8.818812           9.163873              6,955
--------------------------      ---------          ---------             ------

MSF - BLACKROCK BOND INCOME - CLASS A

01/01/2007 to 12/31/2007        49.147453          51.511115            141,190
01/01/2008 to 12/31/2008        51.511115          49.051848            115,929
01/01/2009 to 12/31/2009        49.051848          52.949540             97,613
01/01/2010 to 12/31/2010        52.949540          56.566652             84,736
01/01/2011 to 12/31/2011        56.566652          59.443381             76,353
01/01/2012 to 12/31/2012        59.443381          63.035465             70,237
01/01/2013 to 12/31/2013        63.035465          61.682750             70,931
01/01/2014 to 12/31/2014        61.682750          65.134462             69,125
01/01/2015 to 12/31/2015        65.134462          64.610144             66,432
01/01/2016 to 12/31/2016        64.610144          65.701187             61,246
--------------------------      ---------          ---------            -------

MSF - BLACKROCK CAPITAL APPRECIATION - CLASS A

05/04/2009 to 12/31/2009         0.900657           1.135766          3,926,374
01/01/2010 to 12/31/2010         1.135766           1.341964          3,197,877
01/01/2011 to 12/31/2011         1.341964           1.204956          2,751,170
01/01/2012 to 12/31/2012         1.204956           1.358883          2,382,472
01/01/2013 to 12/31/2013         1.358883           1.798532          2,133,734
01/01/2014 to 12/31/2014         1.798532           1.931333          1,666,760
01/01/2015 to 12/31/2015         1.931333           2.024064          1,476,877
01/01/2016 to 12/31/2016         2.024064           1.997625          1,165,700
--------------------------      ---------          ---------          ---------

MSF - BLACKROCK MONEY MARKET - CLASS A

01/01/2007 to 12/31/2007        10.396308          10.771508          1,450,986
01/01/2008 to 12/31/2008        10.771508          10.924420          1,712,270
01/01/2009 to 12/31/2009        10.924420          10.817845          1,237,423
01/01/2010 to 12/31/2010        10.817845          10.668579            938,421
01/01/2011 to 12/31/2011        10.668579          10.520654            875,076
01/01/2012 to 12/31/2012        10.520654          10.373586            741,210
01/01/2013 to 12/31/2013        10.373586          10.229360            515,363
01/01/2014 to 12/31/2014        10.229360          10.087138            478,458
01/01/2015 to 12/31/2015        10.087138           9.947218            405,084
01/01/2016 to 12/31/2016         9.947218           9.843136            382,119
--------------------------      ---------          ---------          ---------

MSF - JENNISON GROWTH - CLASS A

01/01/2007 to 12/31/2007         5.078748           5.592368             26,367
01/01/2008 to 12/31/2008         5.592368           3.505646             22,613
01/01/2009 to 12/31/2009         3.505646           4.839303             20,402
01/01/2010 to 12/31/2010         4.839303           5.326929             18,375
01/01/2011 to 12/31/2011         5.326929           5.280023             11,659
01/01/2012 to 12/31/2012         5.280023           6.028060          1,621,295
01/01/2013 to 12/31/2013         6.028060           8.143791          1,443,608
01/01/2014 to 12/31/2014         8.143791           8.757822          1,245,256
01/01/2015 to 12/31/2015         8.757822           9.567414          1,024,173
01/01/2016 to 12/31/2016         9.567414           9.450474            897,564
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MSF - JENNISON GROWTH - CLASS A (FORMERLY MIST - OPPENHEIMER CAPITAL APPRECIATION -
CLASS A)

01/01/2007 to 12/31/2007        11.268836          12.716985         1,664,715
01/01/2008 to 12/31/2008        12.716985           6.796265         1,409,365
01/01/2009 to 12/31/2009         6.796265           9.651977         1,241,343
01/01/2010 to 12/31/2010         9.651977          10.439244         1,102,108
01/01/2011 to 12/31/2011        10.439244          10.194139           979,162
01/01/2012 to 04/27/2012        10.194139          11.462682                 0
--------------------------      ---------          ---------         ---------

MSF - JENNISON GROWTH - CLASS B

01/01/2007 to 12/31/2007        11.862232          13.028535            98,544
01/01/2008 to 12/31/2008        13.028535           8.151737            64,311
01/01/2009 to 12/31/2009         8.151737          11.218650            55,256
01/01/2010 to 12/31/2010        11.218650          12.314363            37,640
01/01/2011 to 12/31/2011        12.314363          12.170433            30,149
01/01/2012 to 12/31/2012        12.170433          13.867289            68,258
01/01/2013 to 12/31/2013        13.867289          18.697485            65,373
01/01/2014 to 12/31/2014        18.697485          20.049588            61,733
01/01/2015 to 12/31/2015        20.049588          21.854602            65,132
01/01/2016 to 12/31/2016        21.854602          21.522787            63,963
--------------------------      ---------          ---------         ---------

MSF - JENNISON GROWTH - CLASS B (FORMERLY MIST - OPPENHEIMER CAPITAL APPRECIATION -
CLASS B)

01/01/2007 to 12/31/2007         9.158221          10.320556            70,781
01/01/2008 to 12/31/2008        10.320556           5.501468            90,842
01/01/2009 to 12/31/2009         5.501468           7.795840           115,318
01/01/2010 to 12/31/2010         7.795840           8.409868           105,165
01/01/2011 to 12/31/2011         8.409868           8.178688           103,532
01/01/2012 to 04/27/2012         8.178688           9.200993                 0
--------------------------      ---------          ---------         ---------

MSF - MFS(R) TOTAL RETURN - CLASS A

01/01/2007 to 12/31/2007        47.430568          48.815543            97,479
01/01/2008 to 12/31/2008        48.815543          37.472187            80,014
01/01/2009 to 12/31/2009        37.472187          43.823914            85,117
01/01/2010 to 12/31/2010        43.823914          47.569464           100,742
01/01/2011 to 12/31/2011        47.569464          48.042786            93,271
01/01/2012 to 12/31/2012        48.042786          52.859322            83,852
01/01/2013 to 12/31/2013        52.859322          62.024345            76,916
01/01/2014 to 12/31/2014        62.024345          66.446473            68,900
01/01/2015 to 12/31/2015        66.446473          65.420250            65,741
01/01/2016 to 12/31/2016        65.420250          70.445663            60,132
--------------------------      ---------          ---------         ---------

MSF - MFS(R) VALUE PORTFOLIO

05/03/2010 to 12/31/2010        14.054099          14.530177            12,764
01/01/2011 to 12/31/2011        14.530177          14.420136            37,341
01/01/2012 to 12/31/2012        14.420136          16.538935            43,170
01/01/2013 to 12/31/2013        16.538935          22.080217            50,163
01/01/2014 to 12/31/2014        22.080217          24.072916            55,139
01/01/2015 to 12/31/2015        24.072916          23.651707            56,301
01/01/2016 to 12/31/2016        23.651707          26.610364            52,244
--------------------------      ---------          ---------         ---------

MSF - NEUBERGER BERMAN GENESIS - CLASS A

04/29/2013 to 12/31/2013        16.122506          20.161444           627,001
01/01/2014 to 12/31/2014        20.161444          19.883244           543,230
01/01/2015 to 12/31/2015        19.883244          19.720721           482,980
01/01/2016 to 12/31/2016        19.720721          23.080139           435,061
--------------------------      ---------          ---------         ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A (FORMERLY MIST - MLA MID CAP PORTFOLIO -
CLASS A)

04/30/2007 to 12/31/2007        17.006082          15.121123         1,481,822
01/01/2008 to 12/31/2008        15.121123           9.221898         1,269,327
01/01/2009 to 12/31/2009         9.221898          12.471495         1,087,725
01/01/2010 to 12/31/2010        12.471495          15.158263           956,957
01/01/2011 to 12/31/2011        15.158263          14.180616           857,948
01/01/2012 to 12/31/2012        14.180616          14.764201           700,649
01/01/2013 to 04/26/2013        14.764201          16.012140                 0
--------------------------      ---------          ---------         ---------

MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A

01/01/2007 to 12/31/2007        14.370853          15.505052           838,882
01/01/2008 to 12/31/2008        15.505052           8.885160           742,579
01/01/2009 to 12/31/2009         8.885160          12.567603           721,418
01/01/2010 to 12/31/2010        12.567603          14.506384           625,032
01/01/2011 to 12/31/2011        14.506384          14.145573           544,996
01/01/2012 to 12/31/2012        14.145573          16.594360           485,067
01/01/2013 to 12/31/2013        16.594360          22.771712           443,492
01/01/2014 to 12/31/2014        22.771712          24.495549           389,389
01/01/2015 to 12/31/2015        24.495549          26.758325           305,678
01/01/2016 to 12/31/2016        26.758325          26.850914           266,396
--------------------------      ---------          ---------         ---------

MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A

01/01/2007 to 12/31/2007        15.001222          16.249984           309,116
01/01/2008 to 12/31/2008        16.249984          10.224056           279,597
01/01/2009 to 12/31/2009        10.224056          14.010591           237,620
01/01/2010 to 12/31/2010        14.010591          18.637520           216,273
01/01/2011 to 12/31/2011        18.637520          18.704077           198,936
01/01/2012 to 12/31/2012        18.704077          21.425898           160,642
01/01/2013 to 12/31/2013        21.425898          30.541945           140,937
01/01/2014 to 12/31/2014        30.541945          32.197148           120,434
01/01/2015 to 12/31/2015        32.197148          32.609302           110,703
01/01/2016 to 12/31/2016        32.609302          35.931626           107,689
--------------------------      ---------          ---------         ---------

MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO - CLASS A

01/01/2007 to 12/31/2007        21.255753          21.803769            46,044
01/01/2008 to 12/31/2008        21.803769          18.272177            42,983
01/01/2009 to 12/31/2009        18.272177          23.823761            44,304
01/01/2010 to 12/31/2010        23.823761          26.482253            39,554
01/01/2011 to 12/31/2011        26.482253          27.718545            48,076
01/01/2012 to 12/31/2012        27.718545          30.473205            27,054
01/01/2013 to 12/31/2013        30.473205          30.378035            23,395
01/01/2014 to 12/31/2014        30.378035          31.594295            25,114
01/01/2015 to 12/31/2015        31.594295          30.620101            22,706
01/01/2016 to 12/31/2016        30.620101          32.777611           891,885
--------------------------      ---------          ---------         ---------

PUTNAM VT EQUITY INCOME - CLASS IB

01/01/2007 to 12/31/2007        16.183832          16.466350           134,924
01/01/2008 to 12/31/2008        16.466350          11.180268            90,271
01/01/2009 to 12/31/2009        11.180268          14.051163            71,901
01/01/2010 to 12/31/2010        14.051163          15.602656            65,224
01/01/2011 to 12/31/2011        15.602656          15.681816            65,571
01/01/2012 to 12/31/2012        15.681816          18.447717            60,963
01/01/2013 to 12/31/2013        18.447717          24.088162            52,934
01/01/2014 to 12/31/2014        24.088162          26.760554            55,923
01/01/2015 to 12/31/2015        26.760554          25.585554            53,398
01/01/2016 to 12/31/2016        25.585554          28.672195            43,140
--------------------------      ---------          ---------         ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
PUTNAM VT GROWTH AND INCOME - CLASS IB

01/01/2007 to 12/31/2007        14.635138          13.559101            19,925
01/01/2008 to 12/31/2008        13.559101           8.196068            10,244
01/01/2009 to 12/31/2009         8.196068          10.491562             6,125
01/01/2010 to 04/30/2010        10.491562          11.209009                 0
--------------------------      ---------          ---------            ------

TEMPLETON FOREIGN VIP (CLASS 1)

01/01/2007 to 12/31/2007        14.396248          16.436255           816,174
01/01/2008 to 12/31/2008        16.436255           9.685987           674,497
01/01/2009 to 12/31/2009         9.685987          13.117951           595,609
01/01/2010 to 12/31/2010        13.117951          14.057894           541,164
01/01/2011 to 12/31/2011        14.057894          12.414811           471,929
01/01/2012 to 12/31/2012        12.414811          14.517795           418,381
01/01/2013 to 12/31/2013        14.517795          17.647886           369,413
01/01/2014 to 12/31/2014        17.647886          15.507901           316,276
01/01/2015 to 12/31/2015        15.507901          14.327573           294,984
01/01/2016 to 12/31/2016        14.327573          15.186574           270,284
--------------------------      ---------          ---------           -------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (PREVIOUSLY WMC CORE EQUITY
OPPORTUNITIES (CLASS A))

01/01/2007 to 12/31/2007     38.715799        39.922203                136,573
01/01/2008 to 12/31/2008     39.922203        23.875201                127,801
01/01/2009 to 12/31/2009     23.875201        31.074081                121,196
01/01/2010 to 12/31/2010     31.074081        34.319269                125,844
01/01/2011 to 12/31/2011     34.319269        32.477828                108,553
01/01/2012 to 12/31/2012     32.477828        36.142991                 91,665
01/01/2013 to 12/31/2013     36.142991        47.651692                 76,571
01/01/2014 to 12/31/2014     47.651692        51.986511                 66,690
01/01/2015 to 12/31/2015     51.986511        52.491971                 56,835
01/01/2016 to 12/31/2016     52.491971        55.564090                355,162





DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II (formerly DWS Variable Series II): Deutsche Government & Agency Securities VIP (Class A) (formerly DWS Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust) (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003 for Cova VA); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003 for Cova VA);
(e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (f) Brighthouse Funds Trust I (formerly Met Investors Series Trust):
Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (Class A) (closed May 1, 2005); (g) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed April 30, 2007); (h) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): BlackRock Capital Appreciation Portfolio (added and closed effective May 4, 2009); (i) Brighthouse Funds Trust I (formerly Met Investors Series Trust): Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the General American Money Market Fund merged into the State Street Research Money Market Portfolio of Brighthouse Funds Trust II and the following investment portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of Brighthouse Funds Trust I;
(c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Franklin Small Cap Fund was replaced

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I;
(d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of Brighthouse Funds Trust II; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Brighthouse Funds Trust II; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I.


Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Brighthouse Funds Trust I merged into the PIMCO Total Return Portfolio (Class A) of the Brighthouse Funds Trust I and the J.P. Morgan Select Equity Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Brighthouse Funds Trust II. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Brighthouse Funds Trust II merged into the Jennison Growth Portfolio (Class B) of the Brighthouse Funds Trust II.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Brighthouse Funds Trust I; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Brighthouse Funds Trust I and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Brighthouse Funds Trust II, Inc. merged into the Legg Mason Value Equity Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Lazard Mid-Cap Portfolio (Class A) of the Brighthouse Funds Trust I; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Brighthouse Funds Trust

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

I merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Brighthouse Funds Trust I, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Brighthouse Funds Trust I merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Brighthouse Funds Trust I.


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class
A) of the Brighthouse Funds Trust I merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Brighthouse Funds Trust II. merged into the Pioneer Fund Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Brighthouse Funds Trust II, and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Brighthouse Funds Trust I merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Brighthouse Funds Trust I merged into the Jennison Growth Portfolio of the Brighthouse Funds Trust II.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Brighthouse Funds Trust I merged into the Neuberger Berman Genesis Portfolio of the Brighthouse Funds Trust II.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Brighthouse Funds Trust II merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Brighthouse Funds Trust I.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Brighthouse Funds Trust I merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Brighthouse Funds Trust II.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Brighthouse Funds Trust I merged into the Brighthouse/

Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) of the
Brighthouse Funds Trust II.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class A (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Clarion Global Real Estate                   Seeks total return through investment in real
 Portfolio -- Class A                         estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth                Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Mid Cap Value                        Seeks high total return by investing in equity
 Portfolio -- Class A                         securities of mid-sized companies.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                    Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                    Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class A                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class A                         from investing in fixed-income securities.
 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class B                         from investing in fixed-income securities.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class A (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Clarion Global Real Estate                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A      Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: BlackRock Advisors, LLC
 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A                       consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MFS(R) Total Return Portfolio -- Class A   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 Growth Opportunities Portfolio             Seeks to provide capital growth.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class A       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Growth Opportunities Portfolio             Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A
         (formerly Met/Aberdeen Emerging Markets Equity Portfolio)

     Jennison Growth Portfolio -- Class B


     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*


     Invesco V.I. International Growth Fund -- Series I


     ClearBridge Aggressive Growth Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A


     Templeton Foreign VIP Fund -- Class 1


--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


     Invesco V.I. International Growth Fund


BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)


     MFS(R) Research International Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) -- CLASS A


     Baillie Gifford International Stock Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund




CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

--------------------------------------------------------------------------------

If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


     Invesco Mid Cap Value Portfolio


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) -- CLASS A


     BlackRock Bond Income Portfolio


     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio


     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio




FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund




CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

--------------------------------------------------------------------------------

If you purchased the DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


     Invesco Mid Cap Value Portfolio


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio


     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Brighthouse Small Cap Value Portfolio -- Class A


     BlackRock Capital Appreciation Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A


     Deutsche Government & Agency Securities VIP -- Class A


--------------------------------------------------------------------------------

If you purchased the PREVAIL VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A


     Invesco Mid Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) -- CLASS A


     BlackRock Bond Income Portfolio


     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio


     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio




FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio




CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

                      STATEMENT OF ADDITIONAL INFORMATION


                     INDIVIDUAL FIXED AND VARIABLE DEFERRED


                                ANNUITY CONTRACT

                                   ISSUED BY


                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2017, for the Individual Fixed and Variable Deferred Annuity Contract which is described herein.



The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus call or write to the company at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.



This Statement of Additional Information is dated May 1, 2017.


SAI-COVAVA17
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    4
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    6
  Total Return....................................    6
  Historical Unit Values..........................    6
  Reporting Agencies..............................    7
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    7
  Annuity Unit Value..............................    8
  Net Investment Factor...........................    8
  Mortality and Expense Guarantee.................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  FINANCIAL STATEMENTS............................   10

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at

11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product including a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made.

The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.


FIXED ANNUITY


The Adjusted Contract Value (defined under "Variable Annuity Payments" in the prospectus) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment.

payment. The monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.


ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.


NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       103,644,005   $        25,323,050   $        130,932,905   $           306,746
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          103,644,005            25,323,050            130,932,905               306,746
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   59                    69                     49                    40
   Due to MetLife Insurance
     Company USA...........................                    4                     4                      2                     2
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   63                    73                     51                    42
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       103,643,942   $        25,322,977   $        130,879,229   $           306,704
   Net assets from contracts in payout.....                   --                    --                 53,625                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES         FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,955,040  $            119,181  $        20,418,950   $         4,956,667
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            5,955,040               119,181           20,418,950             4,956,667
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                    11                  100                   143
   Due to MetLife Insurance
     Company USA........................                    3                    --                    2                     3
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   48                    11                  102                   146
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,951,121  $            119,170  $        20,367,803   $         4,935,497
   Net assets from contracts in payout..                3,871                    --               51,045                21,024
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================

                                                                      MIST
                                                 MIST            ALLIANZ GLOBAL         MIST AMERICAN       MIST AMERICAN
                                           AB GLOBAL DYNAMIC    INVESTORS DYNAMIC      FUNDS BALANCED       FUNDS GROWTH
                                              ALLOCATION        MULTI-ASSET PLUS         ALLOCATION          ALLOCATION
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        29,737,655  $           376,163  $       224,761,108  $       248,344,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           29,737,655              376,163          224,761,108          248,344,599
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  125                   41                   64                   54
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  126                   41                   64                   60
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,849,750  $       107,999,017
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           30,849,750          107,999,017
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   80                   60
   Due to MetLife Insurance
     Company USA........................                    6                    2
                                          -------------------  -------------------
       Total Liabilities................                   86                   62
                                          -------------------  -------------------

NET ASSETS..............................  $        30,849,664  $       107,998,955
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,849,664  $       107,998,955
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        30,849,664  $       107,998,955
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,918,489  $        57,468,450  $        14,337,190  $        31,167,492
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            9,918,489           57,468,450           14,337,190           31,167,492
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   73                   98                  130                  180
   Due to MetLife Insurance
     Company USA..........................                    2                    3                    5                   13
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   75                  101                  135                  193
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,918,414  $        57,468,349  $        14,337,055  $        31,122,970
   Net assets from contracts in payout....                   --                   --                   --               44,329
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST CLEARBRIDGE    MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                             AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        84,280,451  $        15,942,036  $        59,096,443  $        15,907,365
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           84,280,451           15,942,036           59,096,443           15,907,365
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  149                  110                   78                   85
   Due to MetLife Insurance
     Company USA..........................                    1                    7                    3                    5
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  150                  117                   81                   90
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        84,207,519  $        15,930,577  $        59,055,580  $        15,907,275
   Net assets from contracts in payout....               72,782               11,342               40,782                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO          MIST INVESCO
                                                 COMSTOCK            MID CAP VALUE
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       114,185,491  $       167,288,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          114,185,491          167,288,616
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                  173
   Due to MetLife Insurance
     Company USA..........................                    1                    4
                                            -------------------  -------------------
       Total Liabilities..................                  136                  177
                                            -------------------  -------------------

NET ASSETS................................  $       114,185,355  $       167,288,439
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       113,436,331  $       166,289,258
   Net assets from contracts in payout....              749,024              999,181
                                            -------------------  -------------------
       Total Net Assets...................  $       114,185,355  $       167,288,439
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MIST JPMORGAN
                                                MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH        CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,404,698  $        12,983,442  $        14,777,348  $         9,191,846
   Due from MetLife Insurance
     Company USA..........................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           47,404,700           12,983,442           14,777,348            9,191,846
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                   93                   94                   92
   Due to MetLife Insurance
     Company USA..........................                   --                    5                    1                    7
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  115                   98                   95                   99
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,348,263  $        12,983,344  $        14,777,253  $         9,188,085
   Net assets from contracts in payout....               56,322                   --                   --                3,662
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================

                                                                  MIST MET/ABERDEEN                          MIST MET/FRANKLIN
                                             MIST LOOMIS SAYLES   EMERGING MARKETS       MIST MET/EATON     LOW DURATION TOTAL
                                               GLOBAL MARKETS          EQUITY          VANCE FLOATING RATE        RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,273,488  $        38,793,872  $         3,446,456   $        30,301,086
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           11,273,488           38,793,872            3,446,456            30,301,086
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  139                   93                   112
   Due to MetLife Insurance
     Company USA..........................                    1                    2                    5                     3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   82                  141                   98                   115
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,273,406  $        38,655,934  $         3,446,358   $        30,300,971
   Net assets from contracts in payout....                   --              137,797                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================


                                            MIST MET/TEMPLETON   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND   LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,730,923  $        7,818,410
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................            4,730,923           7,818,410
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   55                  54
   Due to MetLife Insurance
     Company USA..........................                    2                   1
                                            -------------------  -------------------
       Total Liabilities..................                   57                  55
                                            -------------------  -------------------

NET ASSETS................................  $         4,730,866  $        7,818,355
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,730,866  $        7,818,355
   Net assets from contracts in payout....                   --                  --
                                            -------------------  -------------------
       Total Net Assets...................  $         4,730,866  $        7,818,355
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST METLIFE
                                                MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                            ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       154,829,253   $       124,545,307  $         5,881,802  $        48,205,905
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................          154,829,253           124,545,307            5,881,802           48,205,905
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   61                   112                   74                  139
   Due to MetLife Insurance
     Company USA..........................                    4                     1                    2                    7
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   65                   113                   76                  146
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       154,823,046   $       124,498,109  $         5,881,726  $        48,156,030
   Net assets from contracts in payout....                6,142                47,085                   --               49,729
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================

                                                                                                              MIST PANAGORA
                                             MIST MFS RESEARCH   MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        98,662,233  $        48,634,492  $       41,464,969  $         1,083,342
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           98,662,233           48,634,492          41,464,969            1,083,342
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  236                  119                 127                   48
   Due to MetLife Insurance
     Company USA..........................                    2                    3                   3                    2
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  238                  122                 130                   50
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        98,360,678  $        48,514,473  $       41,396,324  $         1,083,292
   Net assets from contracts in payout....              301,317              119,897              68,515                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED       MIST PIMCO
                                                    BOND              TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        80,538,643   $       382,284,560
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           80,538,643           382,284,560
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  148                   148
   Due to MetLife Insurance
     Company USA..........................                    4                     4
                                            --------------------  -------------------
       Total Liabilities..................                  152                   152
                                            --------------------  -------------------

NET ASSETS................................  $        80,538,491   $       382,284,408
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        80,483,814   $       381,598,678
   Net assets from contracts in payout....               54,677               685,730
                                            --------------------  -------------------
       Total Net Assets...................  $        80,538,491   $       382,284,408
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MIST SCHRODERS
                                               MIST PYRAMIS         MIST PYRAMIS            GLOBAL         MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET       AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,762,997  $        7,288,827  $         7,548,658  $       136,702,603
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            5,762,997           7,288,827            7,548,658          136,702,603
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   95                  53                   84                   78
   Due to MetLife Insurance
     Company USA..........................                    3                   3                    4                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  56                   88                   79
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
   Net assets from contracts in payout....                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================


                                                  MIST SSGA      MIST T. ROWE PRICE   MIST T. ROWE PRICE   MSF BAILLIE GIFFORD
                                                 GROWTH ETF        LARGE CAP VALUE      MID CAP GROWTH     INTERNATIONAL STOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  --------------------
ASSETS:
   Investments at fair value..............  $        45,313,810  $       544,732,333  $       71,915,817  $        14,917,202
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Assets.......................           45,313,810          544,732,333          71,915,817           14,917,202
                                            -------------------  -------------------  ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   96                  149                 132                  104
   Due to MetLife Insurance
     Company USA..........................                    6                    4                   2                    4
                                            -------------------  -------------------  ------------------  --------------------
       Total Liabilities..................                  102                  153                 134                  108
                                            -------------------  -------------------  ------------------  --------------------

NET ASSETS................................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,313,708  $       539,829,531  $       71,878,905  $        14,917,094
   Net assets from contracts in payout....                   --            4,902,649              36,778                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Net Assets...................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================


                                                MSF BARCLAYS         MSF BLACKROCK
                                            AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $         6,014,042   $        93,361,612
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................            6,014,042            93,361,612
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   87                   125
   Due to MetLife Insurance
     Company USA..........................                    6                     2
                                            --------------------  -------------------
       Total Liabilities..................                   93                   127
                                            --------------------  -------------------

NET ASSETS................................  $         6,013,949   $        93,361,485
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,013,949   $        93,308,730
   Net assets from contracts in payout....                   --                52,755
                                            --------------------  -------------------
       Total Net Assets...................  $         6,013,949   $        93,361,485
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                     MSF BLACKROCK
                                                MSF BLACKROCK      ULTRA-SHORT TERM       MSF FRONTIER         MSF JENNISON
                                            CAPITAL APPRECIATION         BOND            MID CAP GROWTH           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         9,658,480  $        66,180,779  $         7,999,294  $       114,787,744
   Due from MetLife Insurance
     Company USA..........................                    --                   --                    2                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................             9,658,480           66,180,779            7,999,296          114,787,744
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    73                  117                  152                  169
   Due to MetLife Insurance
     Company USA..........................                     7                    3                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    80                  120                  152                  169
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,651,641  $        65,460,708  $         7,986,865  $       114,526,369
   Net assets from contracts in payout....                 6,759              719,951               12,279              261,206
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================

                                                                                       MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY
                                             SMALL CAP GROWTH       MID CAP VALUE            COMPANY            OPPORTUNITIES
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,417,275  $        35,206,082  $         4,598,310   $       254,395,932
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           14,417,275           35,206,083            4,598,310           254,395,932
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   89                  114                  142                   379
   Due to MetLife Insurance
     Company USA..........................                    3                   --                    6                    19
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   92                  114                  148                   398
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,407,901  $        35,157,722  $         4,598,162   $       253,381,666
   Net assets from contracts in payout....                9,282               48,247                   --             1,013,868
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================


                                                 MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,944,050   $     1,052,085,148
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................           13,944,050         1,052,085,148
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   53                    69
   Due to MetLife Insurance
     Company USA..........................                    1                     2
                                            --------------------  --------------------
       Total Liabilities..................                   54                    71
                                            --------------------  --------------------

NET ASSETS................................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,943,996   $     1,051,935,347
   Net assets from contracts in payout....                   --               149,730
                                            --------------------  --------------------
       Total Net Assets...................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                            ASSET ALLOCATION 60  ASSET ALLOCATION 80  MID CAP STOCK INDEX       STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     2,346,890,828  $     1,542,949,234  $        5,972,514   $        48,567,377
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   1                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        2,346,890,828        1,542,949,234           5,972,515            48,567,377
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   60                  66                    56
   Due to MetLife Insurance
     Company USA..........................                    2                    2                  --                     2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   64                   62                  66                    58
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     2,346,302,339  $     1,542,105,517  $        5,972,449   $        48,567,319
   Net assets from contracts in payout....              588,425              843,655                  --                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================

                                                  MSF MFS                                  MSF MSCI          MSF NEUBERGER
                                               TOTAL RETURN         MSF MFS VALUE         EAFE INDEX        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       88,274,403  $       178,751,580  $         2,494,082  $        42,776,849
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          88,274,403          178,751,580            2,494,082           42,776,849
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 104                  154                   60                  163
   Due to MetLife Insurance
     Company USA..........................                   3                    2                    3                    5
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 107                  156                   63                  168
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       88,089,620  $       178,675,328  $         2,494,019  $        42,694,427
   Net assets from contracts in payout....             184,676               76,096                   --               82,254
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================

                                             MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                   INDEX          LARGE CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        5,271,044  $        59,328,323
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           5,271,044           59,328,323
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  82                  137
   Due to MetLife Insurance
     Company USA..........................                   1                    3
                                            ------------------  -------------------
       Total Liabilities..................                  83                  140
                                            ------------------  -------------------

NET ASSETS................................  $        5,270,961  $        59,328,183
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        5,270,961  $        59,115,154
   Net assets from contracts in payout....                  --              213,029
                                            ------------------  -------------------
       Total Net Assets...................  $        5,270,961  $        59,328,183
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MSF WESTERN ASSET     MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC       MANAGEMENT
                                              SMALL CAP GROWTH     NATURAL RESOURCES   BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,280,028  $         3,944,539  $       196,877,775   $         4,704,728
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   55                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           13,280,028            3,944,539          196,877,830             4,704,728
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   50                  343                    93
   Due to MetLife Insurance
     Company USA..........................                    3                   --                   --                     4
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                  107                   50                  343                    97
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,277,160  $         3,944,489  $       195,815,659   $         4,677,056
   Net assets from contracts in payout....                2,761                   --            1,061,828                27,575
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================


                                                 PIMCO VIT            PIMCO VIT            PUTNAM VT            PUTNAM VT
                                                HIGH YIELD          LOW DURATION         EQUITY INCOME      MULTI-CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,415,632  $         8,295,625  $        20,896,170  $         1,920,570
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,415,632            8,295,625           20,896,170            1,920,570
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   51                   47                  111                   33
   Due to MetLife Insurance
     Company USA..........................                    1                    1                    5                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   52                   48                  116                   36
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,410,177  $         8,295,577  $        20,825,732  $         1,884,209
   Net assets from contracts in payout....                5,403                   --               70,322               36,325
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================


                                            RUSSELL AGGRESSIVE
                                                  EQUITY          RUSSELL CORE BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,316,194  $         5,317,699
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            1,316,194            5,317,699
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   10                   15
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   10                   15
                                            -------------------  -------------------

NET ASSETS................................  $         1,316,184  $         5,317,684
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,314,528  $         5,315,032
   Net assets from contracts in payout....                1,656                2,652
                                            -------------------  -------------------
       Total Net Assets...................  $         1,316,184  $         5,317,684
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                 RUSSELL GLOBAL REAL     RUSSELL MULTI-STYLE
                                                                  ESTATE SECURITIES            EQUITY             RUSSELL NON-U.S.
                                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                                --------------------    --------------------    --------------------
ASSETS:
   Investments at fair value.................................   $            542,717    $          7,061,260    $          2,506,311
   Due from MetLife Insurance
     Company USA.............................................                      1                      --                       1
                                                                --------------------    --------------------    --------------------
        Total Assets.........................................                542,718               7,061,260               2,506,312
                                                                --------------------    --------------------    --------------------
LIABILITIES:
   Accrued fees..............................................                      2                       7                       3
   Due to MetLife Insurance
     Company USA.............................................                     --                      --                      --
                                                                --------------------    --------------------    --------------------
        Total Liabilities....................................                      2                       7                       3
                                                                --------------------    --------------------    --------------------

NET ASSETS...................................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................   $            542,111    $          7,031,281    $          2,505,592
   Net assets from contracts in payout.......................                    605                  29,972                     717
                                                                --------------------    --------------------    --------------------
        Total Net Assets.....................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            953,822  $             62,699  $            986,370  $             10,459
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               653,259               162,160               823,430                 4,198
      Administrative charges................               261,318                63,354               322,528                   690
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               914,577               225,514             1,145,958                 4,888
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                39,245             (162,815)             (159,588)                 5,571
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,952,032             4,752,347            11,677,593                    --
      Realized gains (losses) on sale of
        investments.........................             1,411,271               296,476             3,284,753               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            10,363,303             5,048,823            14,962,346               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (10,480,736)           (4,514,055)           (3,973,594)               (2,231)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (117,433)               534,768            10,988,752               (5,981)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (78,188)  $            371,953  $         10,829,164  $              (410)
                                              ====================  ====================  ====================  ====================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH           FTVIPT TEMPLETON
                                                  EQUITY-INCOME         OPPORTUNITIES          FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            120,226  $                386  $            400,332
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                67,048                 1,442               244,290
      Administrative charges................                12,524                   172                45,799
                                              --------------------  --------------------  --------------------
        Total expenses......................                79,572                 1,614               290,089
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                40,654               (1,228)               110,243
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               335,961                 2,270               348,235
      Realized gains (losses) on sale of
        investments.........................              (36,114)                 1,841             (199,458)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               299,847                 4,111               148,777
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               465,762               (4,452)               857,134
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               765,609                 (341)             1,005,911
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            806,263  $            (1,569)  $          1,116,154
                                              ====================  ====================  ====================

                                                                                                   MIST
                                                                              MIST            ALLIANZ GLOBAL
                                                  INVESCO V.I.          AB GLOBAL DYNAMIC    INVESTORS DYNAMIC
                                              INTERNATIONAL GROWTH         ALLOCATION        MULTI-ASSET PLUS
                                                   SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             63,293   $            486,154  $                157
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                63,061                220,412                 4,038
      Administrative charges................                11,595                 76,784                   820
                                              ---------------------  --------------------  --------------------
        Total expenses......................                74,656                297,196                 4,858
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (11,363)                188,958               (4,701)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                313,299                    --
      Realized gains (losses) on sale of
        investments.........................               115,059                197,988               (1,302)
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               115,059                511,287               (1,302)
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (229,401)                117,940                 6,342
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (114,342)                629,227                 5,040
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (125,705)   $            818,185  $                339
                                              =====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                                 ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,614,257  $         3,104,487  $            86,356  $         2,044,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,016,934            3,201,140              392,122            1,423,218
      Administrative charges...............              558,996              599,384               73,334              267,548
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,575,930            3,800,524              465,456            1,690,766
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               38,327            (696,037)            (379,100)              354,214
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,811,553           24,175,890            7,395,445            6,946,606
      Realized gains (losses) on sale of
        investments........................            1,653,148            1,320,324              489,536              791,802
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           20,464,701           25,496,214            7,884,981            7,738,408
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,282,223)          (8,246,439)          (5,507,746)          (2,496,371)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,182,478           17,249,775            2,377,235            5,242,037
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,220,805  $        16,553,738  $         1,998,135  $         5,596,251
                                             ===================  ===================  ===================  ===================

                                                                     MIST BLACKROCK
                                                MIST AQR GLOBAL      GLOBAL TACTICAL       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 RISK BALANCED         STRATEGIES            HIGH YIELD           REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           854,073  $            918,960  $           679,372
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               115,892              498,322               164,237              406,253
      Administrative charges...............                25,306              146,716                35,109               78,215
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               141,198              645,038               199,346              484,468
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (141,198)              209,035               719,614              194,904
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            4,815,397                    --                   --
      Realized gains (losses) on sale of
        investments........................             (409,508)            (286,930)             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             (409,508)            4,528,467             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,275,220          (2,846,874)             1,244,950            (311,259)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               865,712            1,681,593               909,981            (297,446)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            724,514  $         1,890,628  $          1,629,595  $         (102,542)
                                             ====================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            353,566  $           125,674
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,105,450              220,806
      Administrative charges...............               204,643               37,487
                                             --------------------  -------------------
        Total expenses.....................             1,310,093              258,293
                                             --------------------  -------------------
           Net investment income (loss)....             (956,527)            (132,619)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,173,396
      Realized gains (losses) on sale of
        investments........................             5,404,144            (376,038)
                                             --------------------  -------------------
           Net realized gains (losses).....             5,404,144              797,358
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,126,904)              957,808
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,277,240            1,755,166
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            320,713  $         1,622,547
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO          MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK            MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,209,254  $            21,940  $         2,709,458  $         1,054,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,217              163,675              866,379            1,536,796
      Administrative charges...............              141,719               36,742              264,331              373,518
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              982,936              200,417            1,130,710            1,910,314
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              226,318            (178,477)            1,578,748            (855,592)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,850,871                   --            8,295,344            7,632,596
      Realized gains (losses) on sale of
        investments........................          (1,402,069)            (312,382)            3,123,826            (760,936)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            2,448,802            (312,382)           11,419,170            6,871,660
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              776,807            1,854,110            3,361,659           15,469,494
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,225,609            1,541,728           14,780,829           22,341,154
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,451,927  $         1,363,251  $        16,359,577  $        21,485,562
                                             ===================  ===================  ===================  ===================

                                                                                           MIST JPMORGAN
                                                 MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                               SMALL CAP GROWTH         CORE BOND           ALLOCATION          SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            355,006  $           314,160  $           128,878
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              629,471               174,991              136,619               51,899
      Administrative charges...............              112,494                32,852               37,067               20,060
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              741,965               207,843              173,686               71,959
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (741,965)               147,163              140,474               56,919
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,600,120                    --              251,858              534,206
      Realized gains (losses) on sale of
        investments........................            (737,960)               (6,627)                6,738              168,008
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            7,862,160               (6,627)              258,596              702,214
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,885,223)              (64,465)            (138,659)            1,418,567
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,976,937              (71,092)              119,937            2,120,781
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,234,972  $             76,071  $           260,411  $         2,177,700
                                             ===================  ====================  ===================  ===================

                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS
                                               GLOBAL MARKETS            EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           220,308  $           399,205
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              174,190              432,744
      Administrative charges...............               31,155               98,101
                                             -------------------  -------------------
        Total expenses.....................              205,345              530,845
                                             -------------------  -------------------
           Net investment income (loss)....               14,963            (131,640)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              421,458                   --
      Realized gains (losses) on sale of
        investments........................              511,371            (941,011)
                                             -------------------  -------------------
           Net realized gains (losses).....              932,829            (941,011)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (527,820)            5,152,242
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              405,009            4,211,231
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           419,972  $         4,079,591
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST MET/FRANKLIN
                                                 MIST MET/EATON     LOW DURATION TOTAL    MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                               VANCE FLOATING RATE        RETURN          INTERNATIONAL BOND    LARGE CAP RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           129,085   $           900,927  $                 --  $            166,685
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               48,155               264,820                31,378                47,749
      Administrative charges................                8,071                76,311                11,563                18,823
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,226               341,131                42,941                66,572
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               72,859               559,796              (42,941)               100,113
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --                12,131               509,891
      Realized gains (losses) on sale of
        investments.........................             (42,877)             (180,455)              (93,138)               250,160
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             (42,877)             (180,455)              (81,007)               760,051
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              195,447               212,032               124,031             (314,997)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              152,570                31,577                43,024               445,054
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           225,429   $           591,373  $                 83  $            545,167
                                              ====================  ===================  ====================  ====================

                                                                                             MIST METLIFE
                                                  MIST METLIFE          MIST METLIFE          MULTI-INDEX         MIST METLIFE
                                              ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,484,944  $          3,489,057  $            72,216  $           462,275
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,964,513               906,631               64,230              613,707
      Administrative charges................               383,162               306,412               14,985              106,827
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             2,347,675             1,213,043               79,215              720,534
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             1,137,269             2,276,014              (6,999)            (258,259)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            19,881,121             1,350,603                   --            1,174,329
      Realized gains (losses) on sale of
        investments.........................             4,234,723              (30,144)             (53,916)            (550,834)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            24,115,844             1,320,459             (53,916)              623,495
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (15,017,960)             4,951,947              218,080           10,915,965
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             9,097,884             6,272,406              164,164           11,539,460
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,235,153  $          8,548,420  $           157,165  $        11,281,201
                                              ====================  ====================  ===================  ===================


                                                MIST MFS RESEARCH    MIST MORGAN STANLEY
                                                  INTERNATIONAL        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,070,415  $                --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,110,764              424,923
      Administrative charges................               233,805              123,802
                                              --------------------  --------------------
        Total expenses......................             1,344,569              548,725
                                              --------------------  --------------------
           Net investment income (loss).....               725,846            (548,725)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................           (1,058,907)            1,645,047
                                              --------------------  --------------------
           Net realized gains (losses)......           (1,058,907)            1,645,047
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,878)          (6,198,905)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,005,785)          (4,553,858)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,279,939)  $       (5,102,583)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST PANAGORA         MIST PIMCO
                                              MIST OPPENHEIMER    GLOBAL DIVERSIFIED   INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY            RISK                 BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           379,753  $            17,838  $                --  $        10,185,878
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              286,977                4,599              833,619            3,702,975
      Administrative charges...............              100,737                  917              205,300              966,665
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              387,714                5,516            1,038,919            4,669,640
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (7,961)               12,322          (1,038,919)            5,516,238
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,067,369               19,662                   --                   --
      Realized gains (losses) on sale of
        investments........................              413,326              (1,473)          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,480,695               18,189          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,787,295)             (43,456)            5,221,571            1,626,322
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (306,600)             (25,267)            4,000,619              272,751
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (314,561)  $          (12,945)  $         2,961,700  $         5,788,989
                                             ===================  ===================  ===================  ===================

                                                                                          MIST SCHRODERS
                                                 MIST PYRAMIS         MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH
                                               GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET        AND INCOME ETF
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           127,303  $            57,341  $           110,901  $         3,306,276
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,555               92,111               84,043            1,287,087
      Administrative charges...............               15,877               19,235               19,477              349,263
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               67,432              111,346              103,520            1,636,350
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               59,871             (54,005)                7,381            1,669,926
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               19,344              108,163            8,022,582
      Realized gains (losses) on sale of
        investments........................             (22,233)               16,673               73,722               67,659
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             (22,233)               36,017              181,885            8,090,241
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,567)              256,651              136,784          (3,522,186)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (95,800)              292,668              318,669            4,568,055
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (35,929)  $           238,663  $           326,050  $         6,237,981
                                             ===================  ===================  ===================  ====================


                                                   MIST SSGA       MIST T. ROWE PRICE
                                                  GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           989,764  $        15,108,546
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              549,340            5,903,594
      Administrative charges...............              114,120            1,133,701
                                             -------------------  -------------------
        Total expenses.....................              663,460            7,037,295
                                             -------------------  -------------------
          Net investment income (loss).....              326,304            8,071,251
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,969,292           60,904,736
      Realized gains (losses) on sale of
        investments........................               36,733           18,723,783
                                             -------------------  -------------------
          Net realized gains (losses)......            3,006,025           79,628,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (933,865)         (15,812,522)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,072,160           63,815,997
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,398,464  $        71,887,248
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST T. ROWE PRICE   MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                                MID CAP GROWTH     INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           215,891  $            157,305  $         2,873,737
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               956,253              199,283                64,198              698,262
      Administrative charges...............               176,478               38,359                15,013              230,608
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,132,731              237,642                79,211              928,870
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (1,132,731)             (21,751)                78,094            1,944,867
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,844,279                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................             1,239,147               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            12,083,426               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,957,822)              574,630              (56,576)            (310,057)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,125,604              588,571              (54,167)            (279,041)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,992,873  $           566,820  $             23,927  $         1,665,826
                                             ====================  ===================  ====================  ===================

                                                                       MSF BLACKROCK
                                                 MSF BLACKROCK       ULTRA-SHORT TERM       MSF FRONTIER          MSF JENNISON
                                             CAPITAL APPRECIATION          BOND            MID CAP GROWTH            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $              3,221  $                --  $             50,252
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                98,829               995,611              116,650             1,501,590
      Administrative charges...............                21,974               183,951               20,192               282,252
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................               120,803             1,179,562              136,842             1,783,842
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (120,803)           (1,176,341)            (136,842)           (1,733,590)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               890,904                 1,569            1,026,544            15,456,420
      Realized gains (losses) on sale of
        investments........................               354,751                 8,413             (23,825)             1,402,770
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,245,655                 9,982            1,002,719            16,859,190
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,267,842)                76,021            (607,382)          (17,522,404)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (22,187)                86,003              395,337             (663,214)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (142,990)  $        (1,090,338)  $           258,495  $        (2,396,804)
                                             ====================  ====================  ===================  ====================


                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            288,517
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              123,886               487,688
      Administrative charges...............               34,791                83,582
                                             -------------------  --------------------
        Total expenses.....................              158,677               571,270
                                             -------------------  --------------------
           Net investment income (loss)....            (158,677)             (282,753)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,610,630             3,789,948
      Realized gains (losses) on sale of
        investments........................              124,905              (57,504)
                                             -------------------  --------------------
           Net realized gains (losses).....            1,735,535             3,732,444
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (908,926)             2,909,451
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              826,609             6,641,895
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           667,932  $          6,359,142
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                               MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                               INTERNATIONAL SMALL       CORE EQUITY           MSF METLIFE          MSF METLIFE
                                                     COMPANY            OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,878  $          3,913,017  $            522,841  $        38,099,873
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                46,771             2,616,596               185,164           11,099,635
      Administrative charges................                 9,863               567,305                36,661            2,681,364
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                56,634             3,183,901               221,825           13,780,999
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....                17,244               729,116               301,016           24,318,874
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               242,154            11,581,987               541,774           70,132,320
      Realized gains (losses) on sale of
        investments.........................             (107,493)             (390,322)             (297,694)          (7,128,410)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               134,661            11,191,665               244,080           63,003,910
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                28,743               269,217             (103,834)         (37,738,572)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               163,404            11,460,882               140,246           25,265,338
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            180,648  $         12,189,998  $            441,262  $        49,584,212
                                              ====================  ====================  ====================  ===================


                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         74,314,450  $         45,094,909  $             52,081  $           799,043
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            22,588,140            18,140,612                78,672              622,315
      Administrative charges................             5,896,586             3,829,154                13,245              110,489
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................            28,484,726            21,969,766                91,917              732,804
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....            45,829,724            23,125,143              (39,836)               66,239
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           214,375,770           182,547,659               403,768            2,000,048
      Realized gains (losses) on sale of
        investments.........................          (19,523,852)          (12,526,330)                13,821            1,141,178
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......           194,851,918           170,021,329               417,589            3,141,226
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (107,870,264)          (95,819,997)               445,856              909,688
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            86,981,654            74,201,332               863,445            4,050,914
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        132,811,378  $         97,326,475  $            823,609  $         4,117,153
                                              ====================  ====================  ====================  ===================


                                                     MSF MFS
                                                  TOTAL RETURN         MSF MFS VALUE
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         2,390,693  $          3,507,813
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              640,574             1,221,749
      Administrative charges................              216,431               431,560
                                              -------------------  --------------------
        Total expenses......................              857,005             1,653,309
                                              -------------------  --------------------
           Net investment income (loss).....            1,533,688             1,854,504
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            3,732,130            15,741,310
      Realized gains (losses) on sale of
        investments.........................            1,799,745               900,212
                                              -------------------  --------------------
           Net realized gains (losses)......            5,531,875            16,641,522
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (375,313)             2,956,087
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            5,156,562            19,597,609
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         6,690,250  $         21,452,113
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            65,906  $            114,687  $            47,073  $             4,696
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               34,056               471,514               61,390              740,489
      Administrative charges...............                6,353                90,709               10,849              138,156
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               40,409               562,223               72,239              878,645
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               25,497             (447,536)             (25,166)            (873,949)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --              262,926            7,343,480
      Realized gains (losses) on sale of
        investments........................             (52,242)             1,287,981               28,654              971,054
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (52,242)             1,287,981              291,580            8,314,534
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               12,825             5,616,483              481,874          (7,564,472)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (39,417)             6,904,464              773,454              750,062
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,920)  $          6,456,928  $           748,288  $         (123,887)
                                             ===================  ====================  ===================  ===================

                                                                                         MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC      MANAGEMENT
                                              SMALL CAP GROWTH      NATURAL RESOURCES   BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            12,826  $            22,760  $          3,069,465  $           140,840
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              135,905               28,329             1,468,454               81,318
      Administrative charges...............               23,930                9,805               321,398               14,576
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              159,835               38,134             1,789,852               95,894
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (147,009)             (15,374)             1,279,613               44,946
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,441,731                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................              160,964            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            1,602,695            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (399,917)            1,837,043             5,920,820             (47,104)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,202,778            1,480,294             6,166,275             (57,344)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,055,769  $         1,464,920  $          7,445,888  $          (12,398)
                                             ===================  ===================  ====================  ===================


                                                   PIMCO VIT            PIMCO VIT
                                                  HIGH YIELD          LOW DURATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           279,978  $           129,742
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,050              115,312
      Administrative charges...............               13,360               21,339
                                             -------------------  -------------------
        Total expenses.....................               78,410              136,651
                                             -------------------  -------------------
          Net investment income (loss).....              201,568              (6,909)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (12,610)             (12,959)
                                             -------------------  -------------------
          Net realized gains (losses)......             (12,610)             (12,959)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              358,858                4,738
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              346,248              (8,221)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           547,816  $          (15,130)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                     PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                                   EQUITY INCOME       MULTI-CAP GROWTH           EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            384,272  $             17,336  $              9,998
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               162,199                23,232                14,964
      Administrative charges.................                49,332                 3,125                 1,792
                                               --------------------  --------------------  --------------------
         Total expenses......................               211,531                26,357                16,756
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               172,741               (9,021)               (6,758)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               361,778               179,917                   646
      Realized gains (losses) on sale of
         investments.........................               925,026                64,543               (1,748)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,286,804               244,460               (1,102)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               916,812             (117,898)               202,565
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             2,203,616               126,562               201,463
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,376,357  $            117,541  $            194,705
                                               ====================  ====================  ====================

                                                                       RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                                 RUSSELL CORE BOND      ESTATE SECURITIES         EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              90,519  $             30,897  $             72,426
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 71,520                10,577                86,712
      Administrative charges.................                  8,580                 1,266                10,402
                                               ---------------------  --------------------  --------------------
         Total expenses......................                 80,100                11,843                97,114
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                 10,419                19,054              (24,688)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                152,812                16,933               444,486
      Realized gains (losses) on sale of
         investments.........................                 37,288               (9,339)                97,786
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                190,100                 7,594               542,272
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (89,715)              (22,935)                87,911
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                100,385              (15,341)               630,183
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             110,804  $              3,713  $            605,495
                                               =====================  ====================  ====================


                                                 RUSSELL NON-U.S.
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             81,508
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                31,645
      Administrative charges.................                 3,795
                                               --------------------
         Total expenses......................                35,440
                                               --------------------
           Net investment income (loss)......                46,068
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               (2,617)
                                               --------------------
           Net realized gains (losses).......               (2,617)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (20,863)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              (23,480)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             22,588
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          39,245  $        124,151  $      (162,815)  $       (251,833)
   Net realized gains (losses).....         10,363,303        15,510,875         5,048,823          3,718,240
   Change in unrealized gains
     (losses) on investments.......       (10,480,736)       (8,489,794)       (4,514,055)        (3,302,017)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (78,188)         7,145,232           371,953            164,390
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            740,122           690,086           148,933            258,325
   Net transfers (including fixed
     account)......................          2,021,917       (4,761,138)           523,742          (259,899)
   Contract charges................        (1,015,494)       (1,029,063)         (249,772)          (251,871)
   Transfers for contract benefits
     and terminations..............        (6,958,776)       (9,106,037)       (1,792,647)        (2,253,951)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (5,212,231)      (14,206,152)       (1,369,744)        (2,507,396)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,290,419)       (7,060,920)         (997,791)        (2,343,006)
NET ASSETS:
   Beginning of year...............        108,934,361       115,995,281        26,320,768         28,663,774
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     103,643,942  $    108,934,361  $     25,322,977  $      26,320,768
                                     =================  ================  ================  =================

                                                                               DEUTSCHE II GOVERNMENT &
                                            AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (159,588)  $       (420,044)  $          5,571  $          5,615
   Net realized gains (losses).....        14,962,346         36,164,294           (3,750)           (4,002)
   Change in unrealized gains
     (losses) on investments.......       (3,973,594)       (27,406,523)           (2,231)           (7,376)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        10,829,164          8,337,727             (410)           (5,763)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           716,960            934,418               502               499
   Net transfers (including fixed
     account)......................       (2,505,246)        (6,516,179)          (18,116)             4,971
   Contract charges................       (1,203,079)        (1,207,460)             (612)             (617)
   Transfers for contract benefits
     and terminations..............       (9,269,896)       (11,675,207)          (37,947)          (41,859)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (12,261,261)       (18,464,428)          (56,173)          (37,006)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,432,097)       (10,126,701)          (56,583)          (42,769)
NET ASSETS:
   Beginning of year...............       132,364,951        142,491,652           363,287           406,056
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    130,932,854  $     132,364,951  $        306,704  $        363,287
                                     ================  =================  ================  ================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          40,654  $         74,207  $         (1,228)  $        (1,607)
   Net realized gains (losses).....            299,847           572,337              4,111            22,739
   Change in unrealized gains
     (losses) on investments.......            465,762         (980,356)            (4,452)          (15,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            806,263         (333,812)            (1,569)             5,509
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              8,229            14,715                 --                --
   Net transfers (including fixed
     account)......................            362,390         (175,095)                548             (464)
   Contract charges................           (19,490)          (20,032)               (84)             (100)
   Transfers for contract benefits
     and terminations..............          (295,734)         (686,919)            (3,735)          (19,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             55,395         (867,331)            (3,271)          (20,187)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            861,658       (1,201,143)            (4,840)          (14,678)
NET ASSETS:
   Beginning of year...............          5,093,334         6,294,477            124,010           138,688
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       5,954,992  $      5,093,334  $         119,170  $        124,010
                                     =================  ================  =================  ================

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016              2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        110,243  $         418,310
   Net realized gains (losses).....           148,777            917,885
   Change in unrealized gains
     (losses) on investments.......           857,134        (3,038,582)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,116,154        (1,702,387)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           109,874            133,671
   Net transfers (including fixed
     account)......................          (29,932)            769,258
   Contract charges................          (67,328)           (72,393)
   Transfers for contract benefits
     and terminations..............       (1,569,525)        (2,043,033)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,556,911)        (1,212,497)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (440,757)        (2,914,884)
NET ASSETS:
   Beginning of year...............        20,859,605         23,774,489
                                     ----------------  -----------------
   End of year.....................  $     20,418,848  $      20,859,605
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    MIST AB GLOBAL
                                      INVESCO V.I. INTERNATIONAL GROWTH           DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (11,363)  $        (6,819)  $         188,958  $        759,957
   Net realized gains (losses).....            115,059           201,575            511,287         1,476,966
   Change in unrealized gains
     (losses) on investments.......          (229,401)         (423,741)            117,940       (2,340,575)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (125,705)         (228,985)            818,185         (103,652)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             12,826             8,333             63,040             7,653
   Net transfers (including fixed
     account)......................             81,611           175,191            386,590           165,657
   Contract charges................           (17,891)          (17,536)          (329,075)         (323,928)
   Transfers for contract benefits
     and terminations..............          (431,996)         (487,723)        (2,349,841)       (1,680,914)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (355,450)         (321,735)        (2,229,286)       (1,831,532)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (481,155)         (550,720)        (1,411,101)       (1,935,184)
NET ASSETS:
   Beginning of year...............          5,437,676         5,988,396         31,148,630        33,083,814
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,956,521  $      5,437,676  $      29,737,529  $     31,148,630
                                     =================  ================  =================  ================

                                        MIST ALLIANZ GLOBAL INVESTORS             MIST AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $        (4,701)  $            473  $         38,327  $       (461,764)
   Net realized gains (losses).....            (1,302)               848        20,464,701         18,261,702
   Change in unrealized gains
     (losses) on investments.......              6,342          (10,137)       (7,282,223)       (22,906,700)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                339           (8,816)        13,220,805        (5,106,762)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           547,880          1,133,426
   Net transfers (including fixed
     account)......................             69,156           197,031         4,835,124        (1,020,254)
   Contract charges................            (6,004)           (2,032)       (2,599,735)        (2,609,638)
   Transfers for contract benefits
     and terminations..............           (17,575)          (21,167)      (14,281,202)       (23,277,239)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             45,577           173,832      (11,497,933)       (25,773,705)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             45,916           165,016         1,722,872       (30,880,467)
NET ASSETS:
   Beginning of year...............            330,206           165,190       223,038,172        253,918,639
                                      ----------------  ----------------  ----------------  -----------------
   End of year.....................   $        376,122  $        330,206  $    224,761,044  $     223,038,172
                                      ================  ================  ================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (696,037)  $       (721,758)  $      (379,100)  $       (234,722)
   Net realized gains (losses).....        25,496,214         21,109,007         7,884,981          4,321,521
   Change in unrealized gains
     (losses) on investments.......       (8,246,439)       (25,824,081)       (5,507,746)        (2,632,112)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        16,553,738        (5,436,832)         1,998,135          1,454,687
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           559,990            624,221            27,634             21,518
   Net transfers (including fixed
     account)......................         1,242,593          6,895,147         (327,181)          1,631,749
   Contract charges................       (2,993,199)        (2,908,034)         (316,312)          (307,576)
   Transfers for contract benefits
     and terminations..............      (12,769,467)       (18,247,113)       (1,816,227)        (2,547,649)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (13,960,083)       (13,635,779)       (2,432,086)        (1,201,958)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,593,655       (19,072,611)         (433,951)            252,729
NET ASSETS:
   Beginning of year...............       245,750,884        264,823,495        31,283,615         31,030,886
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    248,344,539  $     245,750,884  $     30,849,664  $      31,283,615
                                     ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        354,214  $      (117,782)
   Net realized gains (losses).....         7,738,408         7,128,966
   Change in unrealized gains
     (losses) on investments.......       (2,496,371)       (9,425,742)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,596,251       (2,414,558)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            62,507            75,183
   Net transfers (including fixed
     account)......................         3,812,393         (533,621)
   Contract charges................       (1,240,244)       (1,263,883)
   Transfers for contract benefits
     and terminations..............       (7,928,571)       (8,849,116)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,293,915)      (10,571,437)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           302,336      (12,985,995)
NET ASSETS:
   Beginning of year...............       107,696,619       120,682,614
                                     ----------------  ----------------
   End of year.....................  $    107,998,955  $    107,696,619
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED       GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (141,198)  $        516,884  $        209,035  $        292,303
   Net realized gains (losses)....         (409,508)           769,542         4,528,467         2,940,256
   Change in unrealized gains
     (losses) on investments......         1,275,220       (2,608,635)       (2,846,874)       (3,932,402)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           724,514       (1,322,209)         1,890,628         (699,843)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,399               650            46,278           324,476
   Net transfers (including fixed
     account).....................         (245,220)       (1,243,593)         (578,257)         (683,961)
   Contract charges...............         (112,902)         (113,194)         (631,706)         (624,986)
   Transfers for contract benefits
     and terminations.............         (553,873)         (549,576)       (3,147,381)       (2,704,136)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (909,596)       (1,905,713)       (4,311,066)       (3,688,607)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (185,082)       (3,227,922)       (2,420,438)       (4,388,450)
NET ASSETS:
   Beginning of year..............        10,103,496        13,331,418        59,888,787        64,277,237
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      9,918,414  $     10,103,496  $     57,468,349  $     59,888,787
                                    ================  ================  ================  ================

                                              MIST BLACKROCK
                                                HIGH YIELD                 MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         719,614  $      1,028,055  $        194,904  $         858,601
   Net realized gains (losses)....          (334,969)            32,419            13,813             82,390
   Change in unrealized gains
     (losses) on investments......          1,244,950       (1,881,764)         (311,259)        (1,957,248)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,629,595         (821,290)         (102,542)        (1,016,257)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             20,875           106,262            91,547            145,570
   Net transfers (including fixed
     account).....................           (81,939)            95,827           221,773          (886,280)
   Contract charges...............          (106,816)         (111,025)         (161,854)          (170,119)
   Transfers for contract benefits
     and terminations.............        (1,467,085)         (931,856)       (2,237,004)        (3,781,781)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,634,965)         (840,792)       (2,085,538)        (4,692,610)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (5,370)       (1,662,082)       (2,188,080)        (5,708,867)
NET ASSETS:
   Beginning of year..............         14,342,425        16,004,507        33,355,379         39,064,246
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      14,337,055  $     14,342,425  $     31,167,299  $      33,355,379
                                    =================  ================  ================  =================


                                    MIST CLEARBRIDGE AGGRESSIVE GROWTH     MIST GOLDMAN SACHS MID CAP VALUE
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                           2016              2015                2016              2015
                                     ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (956,527)  $    (1,431,925)   $       (132,619)  $      (186,731)
   Net realized gains (losses)....          5,404,144        10,152,033             797,358         4,485,581
   Change in unrealized gains
     (losses) on investments......        (4,126,904)      (13,714,102)             957,808       (6,186,086)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            320,713       (4,993,994)           1,622,547       (1,887,236)
                                     ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            224,627           251,433              67,042            19,285
   Net transfers (including fixed
     account).....................        (4,757,360)       (9,276,563)             250,083           209,040
   Contract charges...............          (394,143)         (470,695)            (77,938)          (81,407)
   Transfers for contract benefits
     and terminations.............        (6,000,548)       (9,333,245)         (1,143,549)       (2,106,548)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,927,424)      (18,829,070)           (904,362)       (1,959,630)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (10,606,711)      (23,823,064)             718,185       (3,846,866)
NET ASSETS:
   Beginning of year..............         94,887,012       118,710,076          15,223,734        19,070,600
                                     ----------------  ----------------   -----------------  ----------------
   End of year....................   $     84,280,301  $     94,887,012   $      15,941,919  $     15,223,734
                                     ================  ================   =================  ================


                                     MIST HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        226,318  $        917,288
   Net realized gains (losses)....         2,448,802         6,620,000
   Change in unrealized gains
     (losses) on investments......           776,807      (11,956,046)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,451,927       (4,418,758)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,869            72,409
   Net transfers (including fixed
     account).....................         (280,428)         8,738,507
   Contract charges...............         (314,910)         (340,691)
   Transfers for contract benefits
     and terminations.............       (4,329,943)       (6,709,566)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,826,412)         1,760,659
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,374,485)       (2,658,099)
NET ASSETS:
   Beginning of year..............        60,470,847        63,128,946
                                    ----------------  ----------------
   End of year....................  $     59,096,362  $     60,470,847
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST INVESCO
                                         BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (178,477)  $        254,798  $      1,578,748  $      2,145,016
   Net realized gains (losses)....          (312,382)         1,042,514        11,419,170         8,482,504
   Change in unrealized gains
     (losses) on investments......          1,854,110       (2,257,546)         3,361,659      (18,790,416)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,363,251         (960,234)        16,359,577       (8,162,896)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,857             5,318           475,336         1,177,570
   Net transfers (including fixed
     account).....................            158,565         (603,135)       (3,773,270)         2,606,720
   Contract charges...............          (156,644)         (162,226)         (712,951)         (712,040)
   Transfers for contract benefits
     and terminations.............          (974,709)       (1,097,341)       (7,906,253)      (12,163,639)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (937,931)       (1,857,384)      (11,917,138)       (9,091,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            425,320       (2,817,618)         4,442,439      (17,254,285)
NET ASSETS:
   Beginning of year..............         15,481,955        18,299,573       109,742,916       126,997,201
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      15,907,275  $     15,481,955  $    114,185,355  $    109,742,916
                                    =================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (855,592)  $    (1,321,518)  $       (741,965)  $      (860,382)
   Net realized gains (losses)....         6,871,660        10,999,665          7,862,160        14,563,407
   Change in unrealized gains
     (losses) on investments......        15,469,494      (27,149,279)        (2,885,223)      (15,223,519)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,485,562      (17,471,132)          4,234,972       (1,520,494)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           588,625           737,240            140,571           135,527
   Net transfers (including fixed
     account).....................           129,530       (2,495,561)        (1,993,059)         1,513,383
   Contract charges...............         (719,008)         (748,963)          (215,177)         (229,144)
   Transfers for contract benefits
     and terminations.............      (13,321,269)      (19,048,801)        (3,364,290)       (4,832,197)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,322,122)      (21,556,085)        (5,431,955)       (3,412,431)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,163,440      (39,027,217)        (1,196,983)       (4,932,925)
NET ASSETS:
   Beginning of year..............       159,124,999       198,152,216         48,601,568        53,534,493
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    167,288,439  $    159,124,999  $      47,404,585  $     48,601,568
                                    ================  ================  =================  ================

                                                                                   MIST JPMORGAN
                                         MIST JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        147,163  $        110,071  $        140,474  $        209,035
   Net realized gains (losses)....           (6,627)          (20,325)           258,596           713,156
   Change in unrealized gains
     (losses) on investments......          (64,465)         (244,053)         (138,659)         (941,025)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            76,071         (154,307)           260,411          (18,834)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,946            18,407            19,223            40,665
   Net transfers (including fixed
     account).....................           753,946         1,672,145           965,612         2,830,942
   Contract charges...............         (165,721)         (160,258)         (151,682)         (121,762)
   Transfers for contract benefits
     and terminations.............       (1,675,203)       (1,374,288)         (835,546)         (640,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,069,032)           156,006           (2,393)         2,109,233
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (992,961)             1,699           258,018         2,090,399
NET ASSETS:
   Beginning of year..............        13,976,305        13,974,606        14,519,235        12,428,836
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,983,344  $     13,976,305  $     14,777,253  $     14,519,235
                                    ================  ================  ================  ================


                                      MIST JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $         20,009
   Net realized gains (losses)....           702,214         1,003,591
   Change in unrealized gains
     (losses) on investments......         1,418,567       (1,733,773)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,177,700         (710,173)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,776            56,275
   Net transfers (including fixed
     account).....................         (307,071)           (7,066)
   Contract charges...............          (68,565)          (67,164)
   Transfers for contract benefits
     and terminations.............         (444,060)         (807,539)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (772,920)         (825,494)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,404,780       (1,535,667)
NET ASSETS:
   Beginning of year..............         7,786,967         9,322,634
                                    ----------------  ----------------
   End of year....................  $      9,191,747  $      7,786,967
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,963  $        (10,297)  $      (131,640)  $        231,639
   Net realized gains (losses)....           932,829            581,450         (941,011)         (930,825)
   Change in unrealized gains
     (losses) on investments......         (527,820)          (601,820)         5,152,242       (6,343,880)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           419,972           (30,667)         4,079,591       (7,043,066)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            64,083             78,508           206,910           237,217
   Net transfers (including fixed
     account).....................       (1,539,494)          (337,704)       (1,257,593)         1,487,940
   Contract charges...............         (124,000)          (122,947)         (303,385)         (309,804)
   Transfers for contract benefits
     and terminations.............         (843,629)          (868,166)       (2,604,152)       (2,909,335)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,443,040)        (1,250,309)       (3,958,220)       (1,493,982)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,023,068)        (1,280,976)           121,371       (8,537,048)
NET ASSETS:
   Beginning of year..............        13,296,474         14,577,450        38,672,360        47,209,408
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     11,273,406  $      13,296,474  $     38,793,731  $     38,672,360
                                    ================  =================  ================  ================

                                                                            MIST MET/FRANKLIN LOW DURATION
                                    MIST MET/EATON VANCE FLOATING RATE               TOTAL RETURN
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         72,859  $         71,667   $        559,796  $        607,878
   Net realized gains (losses)....           (42,877)          (17,116)          (180,455)          (70,878)
   Change in unrealized gains
     (losses) on investments......            195,447         (139,911)            212,032       (1,098,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            225,429          (85,360)            591,373         (561,466)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             10,622            25,974             86,600           400,184
   Net transfers (including fixed
     account).....................            343,603         (286,913)          1,220,466         3,544,265
   Contract charges...............           (21,865)          (23,000)          (265,020)         (260,381)
   Transfers for contract benefits
     and terminations.............          (581,266)         (264,747)        (3,074,156)       (2,099,734)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (248,906)         (548,686)        (2,032,110)         1,584,334
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (23,477)         (634,046)        (1,440,737)         1,022,868
NET ASSETS:
   Beginning of year..............          3,469,835         4,103,881         31,741,708        30,718,840
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $      3,446,358  $      3,469,835   $     30,300,971  $     31,741,708
                                     ================  ================   ================  ================

                                            MIST MET/TEMPLETON                   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (42,941)  $         362,945  $        100,113  $       (12,248)
   Net realized gains (losses)....          (81,007)           (54,222)           760,051           948,863
   Change in unrealized gains
     (losses) on investments......           124,031          (566,976)         (314,997)         (656,615)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                83          (258,253)           545,167           280,000
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,145             24,900            43,278            59,282
   Net transfers (including fixed
     account).....................           262,215            176,014            30,396          (76,765)
   Contract charges...............          (53,548)           (54,851)          (65,519)          (61,824)
   Transfers for contract benefits
     and terminations.............         (277,525)          (307,945)         (347,562)         (434,145)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (22,713)          (161,882)         (339,407)         (513,452)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (22,630)          (420,135)           205,760         (233,452)
NET ASSETS:
   Beginning of year..............         4,753,496          5,173,631         7,612,595         7,846,047
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,730,866  $       4,753,496  $      7,818,355  $      7,612,595
                                    ================  =================  ================  ================

                                           MIST METLIFE ASSET
                                             ALLOCATION 100
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,137,269  $      (425,777)
   Net realized gains (losses)....        24,115,844        21,758,960
   Change in unrealized gains
     (losses) on investments......      (15,017,960)      (26,915,063)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        10,235,153       (5,581,880)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           356,823         1,144,602
   Net transfers (including fixed
     account).....................       (9,829,160)       (3,773,502)
   Contract charges...............         (885,862)         (935,788)
   Transfers for contract benefits
     and terminations.............       (9,289,295)      (16,710,594)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (19,647,494)      (20,275,282)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (9,412,341)      (25,857,162)
NET ASSETS:
   Beginning of year..............       164,241,529       190,098,691
                                    ----------------  ----------------
   End of year....................  $    154,829,188  $    164,241,529
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                   MIST METLIFE
                                       MIST METLIFE BALANCED PLUS            MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,276,014  $      1,451,168  $        (6,999)  $         (5,879)
   Net realized gains (losses)....         1,320,459         8,261,721          (53,916)            103,977
   Change in unrealized gains
     (losses) on investments......         4,951,947      (16,176,229)           218,080          (344,708)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,548,420       (6,463,340)           157,165          (246,610)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,329           387,339            11,744                 --
   Net transfers (including fixed
     account).....................         2,584,475         5,763,719           138,059          4,707,562
   Contract charges...............       (1,258,456)       (1,227,714)          (52,667)           (32,109)
   Transfers for contract benefits
     and terminations.............       (6,964,769)       (8,050,488)         (332,772)          (174,635)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,421)       (3,127,144)         (235,636)          4,500,818
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         3,147,999       (9,590,484)          (78,471)          4,254,208
NET ASSETS:
   Beginning of year..............       121,397,195       130,987,679         5,960,197          1,705,989
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    124,545,194  $    121,397,195  $      5,881,726  $       5,960,197
                                    ================  ================  ================  =================


                                      MIST METLIFE SMALL CAP VALUE        MIST MFS RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (258,259)  $      (734,596)  $        725,846  $      1,708,424
   Net realized gains (losses)....           623,495        18,097,824       (1,058,907)          (71,912)
   Change in unrealized gains
     (losses) on investments......        10,915,965      (20,653,906)       (1,946,878)       (4,520,574)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,281,201       (3,290,678)       (2,279,939)       (2,884,062)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            91,471            77,208           334,630           623,929
   Net transfers (including fixed
     account).....................       (1,664,831)       (1,976,463)         2,319,123         1,154,799
   Contract charges...............         (227,422)         (231,354)         (449,466)         (486,157)
   Transfers for contract benefits
     and terminations.............       (3,619,509)       (4,796,273)       (8,136,943)      (11,373,976)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,420,291)       (6,926,882)       (5,932,656)      (10,081,405)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,860,910      (10,217,560)       (8,212,595)      (12,965,467)
NET ASSETS:
   Beginning of year..............        42,344,849        52,562,409       106,874,590       119,840,057
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,205,759  $     42,344,849  $     98,661,995  $    106,874,590
                                    ================  ================  ================  ================

                                           MIST MORGAN STANLEY
                                             MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (548,725)  $      (671,682)  $        (7,961)  $         22,011
   Net realized gains (losses)....         1,645,047         3,341,844         2,480,695         2,397,421
   Change in unrealized gains
     (losses) on investments......       (6,198,905)       (6,186,636)       (2,787,295)         (800,835)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,102,583)       (3,516,474)         (314,561)         1,618,597
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           224,250           292,369           137,565           234,417
   Net transfers (including fixed
     account).....................           563,367         (363,355)           524,398       (1,055,013)
   Contract charges...............         (268,231)         (280,324)         (267,950)         (271,812)
   Transfers for contract benefits
     and terminations.............       (3,613,187)       (6,147,712)       (2,651,918)       (3,759,534)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,093,801)       (6,499,022)       (2,257,905)       (4,851,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,196,384)      (10,015,496)       (2,572,466)       (3,233,345)
NET ASSETS:
   Beginning of year..............        56,830,754        66,846,250        44,037,305        47,270,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,634,370  $     56,830,754  $     41,464,839  $     44,037,305
                                    ================  ================  ================  ================

                                               MIST PANAGORA
                                          GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         12,322  $          (986)
   Net realized gains (losses)....            18,189             1,165
   Change in unrealized gains
     (losses) on investments......          (43,456)           (5,752)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,945)           (5,573)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................         1,161,689              (53)
   Contract charges...............           (1,528)             (487)
   Transfers for contract benefits
     and terminations.............         (143,893)           (5,016)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,016,268           (5,556)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,003,323          (11,129)
NET ASSETS:
   Beginning of year..............            79,969            91,098
                                    ----------------  ----------------
   End of year....................  $      1,083,292  $         79,969
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                           MIST PIMCO INFLATION
                                              PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,038,919)  $      3,329,664  $     5,516,238  $     18,082,425
   Net realized gains (losses)....       (1,220,952)       (1,348,727)      (1,353,571)         4,745,002
   Change in unrealized gains
     (losses) on investments......         5,221,571       (5,893,578)        1,626,322      (27,502,181)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,961,700       (3,912,641)        5,788,989       (4,674,754)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           306,363           308,856        1,884,786         2,152,622
   Net transfers (including fixed
     account).....................         (131,682)         1,107,752        (698,274)       (6,790,364)
   Contract charges...............         (725,939)         (740,710)      (3,086,626)       (3,145,503)
   Transfers for contract benefits
     and terminations.............       (5,445,831)       (7,792,463)     (29,957,959)      (38,286,145)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,997,089)       (7,116,565)     (31,858,073)      (46,069,390)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,035,389)      (11,029,206)     (26,069,084)      (50,744,144)
NET ASSETS:
   Beginning of year..............        83,573,880        94,603,086      408,353,492       459,097,636
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     80,538,491  $     83,573,880  $   382,284,408  $    408,353,492
                                    ================  ================  ===============  ================


                                     MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         59,871  $        62,177   $      (54,005)  $       (56,216)
   Net realized gains (losses)....          (22,233)         (14,721)            36,017           309,225
   Change in unrealized gains
     (losses) on investments......          (73,567)         (81,937)           256,651         (533,900)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (35,929)         (34,481)           238,663         (280,891)
                                    ----------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,480               --             4,401            22,651
   Net transfers (including fixed
     account).....................         1,057,730          772,908         (115,387)         2,757,535
   Contract charges...............          (60,249)         (46,790)          (70,162)          (58,124)
   Transfers for contract benefits
     and terminations.............         (356,701)        (545,665)         (535,640)         (590,183)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           642,260          180,453         (716,788)         2,131,879
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............           606,331          145,972         (478,125)         1,850,988
NET ASSETS:
   Beginning of year..............         5,156,568        5,010,596         7,766,896         5,915,908
                                    ----------------  ---------------   ---------------  ----------------
   End of year....................  $      5,762,899  $     5,156,568   $     7,288,771  $      7,766,896
                                    ================  ===============   ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET    MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,381  $      (26,842)   $      1,669,926  $      1,732,954
   Net realized gains (losses)....           181,885          445,317          8,090,241        10,357,100
   Change in unrealized gains
     (losses) on investments......           136,784        (624,778)        (3,522,186)      (16,607,219)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           326,050        (206,303)          6,237,981       (4,517,165)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,800           15,496            495,982           595,482
   Net transfers (including fixed
     account).....................         (486,036)        (504,605)          (648,828)       (1,105,374)
   Contract charges...............          (81,727)         (86,159)        (1,389,618)       (1,411,354)
   Transfers for contract benefits
     and terminations.............         (612,677)        (696,068)       (10,270,771)      (12,978,866)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,169,640)      (1,271,336)       (11,813,235)      (14,900,112)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (843,590)      (1,477,639)        (5,575,254)      (19,417,277)
NET ASSETS:
   Beginning of year..............         8,392,160        9,869,799        142,277,778       161,695,055
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $      7,548,570  $     8,392,160   $    136,702,524  $    142,277,778
                                    ================  ===============   ================  ================


                                          MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016             2015
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       326,304  $        290,989
   Net realized gains (losses)....        3,006,025         4,033,987
   Change in unrealized gains
     (losses) on investments......        (933,865)       (6,091,015)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,398,464       (1,766,039)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           88,424            34,838
   Net transfers (including fixed
     account).....................        (649,458)         (939,802)
   Contract charges...............        (462,601)         (481,567)
   Transfers for contract benefits
     and terminations.............      (3,176,686)       (6,587,746)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,200,321)       (7,974,277)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (1,801,857)       (9,740,316)
NET ASSETS:
   Beginning of year..............       47,115,565        56,855,881
                                    ---------------  ----------------
   End of year....................  $    45,313,708  $     47,115,565
                                    ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,071,251  $       1,484,631  $    (1,132,731)  $    (1,300,635)
   Net realized gains (losses)....        79,628,519         28,069,820        12,083,426        16,687,191
   Change in unrealized gains
     (losses) on investments......      (15,812,522)       (57,695,793)       (7,957,822)      (11,174,819)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        71,887,248       (28,141,342)         2,992,873         4,211,737
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,831,115          1,611,529            87,029           157,341
   Net transfers (including fixed
     account).....................      (11,282,740)        (8,447,549)         (956,654)       (1,918,799)
   Contract charges...............       (1,746,823)        (1,734,741)         (380,770)         (402,541)
   Transfers for contract benefits
     and terminations.............      (51,715,463)       (65,151,017)       (5,485,818)       (8,293,905)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (62,913,911)       (73,721,778)       (6,736,213)      (10,457,904)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         8,973,337      (101,863,120)       (3,743,340)       (6,246,167)
NET ASSETS:
   Beginning of year..............       535,758,843        637,621,963        75,659,023        81,905,190
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    544,732,180  $     535,758,843  $     71,915,683  $     75,659,023
                                    ================  =================  ================  ================

                                           MSF BAILLIE GIFFORD                MSF BARCLAYS AGGREGATE
                                           INTERNATIONAL STOCK                      BOND INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (21,751)  $       (14,824)  $          78,094  $         76,470
   Net realized gains (losses)....            13,941           135,336              2,409          (34,729)
   Change in unrealized gains
     (losses) on investments......           574,630         (638,789)           (56,576)         (124,014)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           566,820         (518,277)             23,927          (82,273)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,108            11,537             12,258            98,668
   Net transfers (including fixed
     account).....................         (376,661)         (711,073)          1,493,465         1,821,950
   Contract charges...............         (161,464)         (164,269)           (56,656)          (49,967)
   Transfers for contract benefits
     and terminations.............         (931,155)       (1,200,832)          (991,653)       (1,108,632)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,462,172)       (2,064,637)            457,414           762,019
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (895,352)       (2,582,914)            481,341           679,746
NET ASSETS:
   Beginning of year..............        15,812,446        18,395,360          5,532,608         4,852,862
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     14,917,094  $     15,812,446  $       6,013,949  $      5,532,608
                                    ================  ================  =================  ================


                                         MSF BLACKROCK BOND INCOME       MSF BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,944,867  $      2,642,825  $      (120,803)  $      (135,730)
   Net realized gains (losses)....             31,016         1,206,196         1,245,655         2,454,026
   Change in unrealized gains
     (losses) on investments......          (310,057)       (4,403,494)       (1,267,842)       (1,762,943)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,665,826         (554,473)         (142,990)           555,353
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            354,656           689,975            40,550            52,930
   Net transfers (including fixed
     account).....................          6,894,634         4,101,490          (65,569)           390,839
   Contract charges...............          (771,100)         (753,000)          (45,201)          (40,947)
   Transfers for contract benefits
     and terminations.............        (7,784,265)       (8,135,690)         (981,419)         (978,987)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,306,075)       (4,097,225)       (1,051,639)         (576,165)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............            359,751       (4,651,698)       (1,194,629)          (20,812)
NET ASSETS:
   Beginning of year..............         93,001,734        97,653,432        10,853,029        10,873,841
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      93,361,485  $     93,001,734  $      9,658,400  $     10,853,029
                                    =================  ================  ================  ================

                                               MSF BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016              2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,176,341)  $     (1,217,317)
   Net realized gains (losses)....             9,982                 --
   Change in unrealized gains
     (losses) on investments......            76,021                 --
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,090,338)        (1,217,317)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,411,413            822,401
   Net transfers (including fixed
     account).....................        12,436,658         16,933,432
   Contract charges...............         (621,589)          (631,166)
   Transfers for contract benefits
     and terminations.............      (18,153,466)       (23,486,072)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,926,984)        (6,361,405)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (6,017,322)        (7,578,722)
NET ASSETS:
   Beginning of year..............        72,197,981         79,776,703
                                    ----------------  -----------------
   End of year....................  $     66,180,659  $      72,197,981
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (136,842)  $      (159,994)  $     (1,733,590)  $    (2,026,861)
   Net realized gains (losses)....         1,002,719         1,552,834         16,859,190        25,997,215
   Change in unrealized gains
     (losses) on investments......         (607,382)       (1,239,946)       (17,522,404)      (12,219,984)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           258,495           152,894        (2,396,804)        11,750,370
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,445             6,037            368,689           457,377
   Net transfers (including fixed
     account).....................         (207,512)         (336,012)        (2,029,382)       (6,024,969)
   Contract charges...............          (52,187)          (56,711)          (541,717)         (579,305)
   Transfers for contract benefits
     and terminations.............         (645,409)         (850,660)       (10,272,869)      (13,815,145)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (894,663)       (1,237,346)       (12,475,279)      (19,962,042)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (636,168)       (1,084,452)       (14,872,083)       (8,211,672)
NET ASSETS:
   Beginning of year..............         8,635,312         9,719,764        129,659,658       137,871,330
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      7,999,144  $      8,635,312  $     114,787,575  $    129,659,658
                                    ================  ================  =================  ================

                                             MSF LOOMIS SAYLES
                                             SMALL CAP GROWTH              MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (158,677)  $      (185,365)   $      (282,753)  $      (295,307)
   Net realized gains (losses)....         1,735,535         2,907,487          3,732,444         5,428,652
   Change in unrealized gains
     (losses) on investments......         (908,926)       (2,568,831)          2,909,451       (9,277,590)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           667,932           153,291          6,359,142       (4,144,245)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            42,183            54,186             43,861            41,129
   Net transfers (including fixed
     account).....................            55,190         (493,589)          (496,861)         (534,220)
   Contract charges...............          (81,372)          (86,341)          (162,139)         (172,688)
   Transfers for contract benefits
     and terminations.............       (1,005,919)       (1,326,278)        (2,844,681)       (3,929,792)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (989,918)       (1,852,022)        (3,459,820)       (4,595,571)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (321,986)       (1,698,731)          2,899,322       (8,739,816)
NET ASSETS:
   Beginning of year..............        14,739,169        16,437,900         32,306,647        41,046,463
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     14,417,183  $     14,739,169   $     35,205,969  $     32,306,647
                                    ================  ================   ================  ================

                                     MSF MET/DIMENSIONAL INTERNATIONAL        MSF MET/WELLINGTON CORE
                                               SMALL COMPANY                   EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         17,244  $          9,656  $        729,116  $        465,353
   Net realized gains (losses)....           134,661           584,343        11,191,665        74,128,689
   Change in unrealized gains
     (losses) on investments......            28,743         (462,164)           269,217      (73,030,836)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           180,648           131,835        12,189,998         1,563,206
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            26,029            19,970           352,185           592,502
   Net transfers (including fixed
     account).....................           915,246           457,887        74,274,171       (9,604,855)
   Contract charges...............          (33,236)          (27,782)       (1,190,479)       (1,054,647)
   Transfers for contract benefits
     and terminations.............         (285,183)         (194,601)      (18,150,768)      (20,076,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           622,856           255,474        55,285,109      (30,143,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           803,504           387,309        67,475,107      (28,580,113)
NET ASSETS:
   Beginning of year..............         3,794,658         3,407,349       186,920,427       215,500,540
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,598,162  $      3,794,658  $    254,395,534  $    186,920,427
                                    ================  ================  ================  ================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2016              2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         301,016  $         74,942
   Net realized gains (losses)....            244,080           220,774
   Change in unrealized gains
     (losses) on investments......          (103,834)         (552,762)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            441,262         (257,046)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             42,500            69,513
   Net transfers (including fixed
     account).....................          5,018,086         4,362,888
   Contract charges...............          (112,240)          (66,008)
   Transfers for contract benefits
     and terminations.............        (1,416,478)         (647,603)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          3,531,868         3,718,790
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          3,973,130         3,461,744
NET ASSETS:
   Beginning of year..............          9,970,866         6,509,122
                                    -----------------  ----------------
   End of year....................  $      13,943,996  $      9,970,866
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     24,318,874  $    (12,128,346)  $     45,829,724  $    (17,653,457)
   Net realized gains (losses).....        63,003,910         69,032,529       194,851,918        172,389,292
   Change in unrealized gains
     (losses) on investments.......      (37,738,572)       (82,639,516)     (107,870,264)      (214,455,687)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        49,584,212       (25,735,333)       132,811,378       (59,719,852)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,330,977          4,132,193         7,717,010         12,634,886
   Net transfers (including fixed
     account)......................      (10,477,246)       (36,055,450)      (20,341,655)        (4,321,296)
   Contract charges................       (9,385,950)        (9,746,687)      (21,818,081)       (22,090,443)
   Transfers for contract benefits
     and terminations..............      (83,743,752)       (98,678,782)     (175,178,319)      (199,273,843)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (100,275,971)      (140,348,726)     (209,621,045)      (213,050,696)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (50,691,759)      (166,084,059)      (76,809,667)      (272,770,548)
NET ASSETS:
   Beginning of year...............     1,102,776,836      1,268,860,895     2,423,700,431      2,696,470,979
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,052,085,077  $   1,102,776,836  $  2,346,890,764  $   2,423,700,431
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80      MSF METLIFE MID CAP STOCK INDEX
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     23,125,143  $    (19,040,806)  $       (39,836)  $        (49,527)
   Net realized gains (losses).....       170,021,329         85,979,912           417,589            517,212
   Change in unrealized gains
     (losses) on investments.......      (95,819,997)      (115,790,343)           445,856          (728,658)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        97,326,475       (48,851,237)           823,609          (260,973)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,739,568          5,711,993             5,422             45,943
   Net transfers (including fixed
     account)......................      (29,240,948)       (12,352,856)         (164,673)          1,029,447
   Contract charges................      (14,356,055)       (14,465,015)          (37,905)           (32,768)
   Transfers for contract benefits
     and terminations..............      (97,166,807)      (147,495,874)         (529,899)          (408,532)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (138,024,242)      (168,601,752)         (727,055)            634,090
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (40,697,767)      (217,452,989)            96,554            373,117
NET ASSETS:
   Beginning of year...............     1,583,646,939      1,801,099,928         5,875,895          5,502,778
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,542,949,172  $   1,583,646,939  $      5,972,449  $       5,875,895
                                     ================  =================  ================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         66,239  $        (48,140)  $      1,533,688  $      1,382,135
   Net realized gains (losses).....         3,141,226          3,767,691         5,531,875         2,715,546
   Change in unrealized gains
     (losses) on investments.......           909,688        (4,076,282)         (375,313)       (5,286,462)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,117,153          (356,731)         6,690,250       (1,188,781)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,662            130,481           397,700           403,428
   Net transfers (including fixed
     account)......................         7,171,853          1,466,251         (398,961)         (922,809)
   Contract charges................         (226,448)          (221,583)         (503,822)         (501,814)
   Transfers for contract benefits
     and terminations..............       (4,031,525)        (4,815,566)       (7,748,340)       (9,968,513)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         2,931,542        (3,440,417)       (8,253,423)      (10,989,708)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         7,048,695        (3,797,148)       (1,563,173)      (12,178,489)
NET ASSETS:
   Beginning of year...............        41,518,624         45,315,772        89,837,469       102,015,958
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     48,567,319  $      41,518,624  $     88,274,296  $     89,837,469
                                     ================  =================  ================  ================

                                               MSF MFS VALUE
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,854,504  $      2,780,843
   Net realized gains (losses).....        16,641,522        31,972,747
   Change in unrealized gains
     (losses) on investments.......         2,956,087      (36,871,830)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        21,452,113       (2,118,240)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           832,780         1,173,615
   Net transfers (including fixed
     account)......................       (3,326,671)       (4,727,034)
   Contract charges................       (1,496,641)       (1,466,714)
   Transfers for contract benefits
     and terminations..............      (10,964,645)      (13,280,017)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,955,177)      (18,300,150)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,496,936      (20,418,390)
NET ASSETS:
   Beginning of year...............       172,254,488       192,672,878
                                     ----------------  ----------------
   End of year.....................  $    178,751,424  $    172,254,488
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,497  $         57,763  $      (447,536)  $      (509,978)
   Net realized gains (losses)....          (52,242)          (36,555)         1,287,981         1,420,840
   Change in unrealized gains
     (losses) on investments......            12,825         (171,688)         5,616,483       (1,181,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (13,920)         (150,480)         6,456,928         (271,130)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               602            20,971           120,449           142,592
   Net transfers (including fixed
     account).....................           105,887           703,715       (1,094,040)       (1,074,008)
   Contract charges...............          (29,166)          (22,989)         (190,213)         (190,227)
   Transfers for contract benefits
     and terminations.............         (114,190)         (559,420)       (2,846,597)       (3,815,078)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,867)           142,277       (4,010,401)       (4,936,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (50,787)           (8,203)         2,446,527       (5,207,851)
NET ASSETS:
   Beginning of year..............         2,544,806         2,553,009        40,330,154        45,538,005
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,494,019  $      2,544,806  $     42,776,681  $     40,330,154
                                    ================  ================  ================  ================

                                                                                 MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX                 LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (25,166)  $       (38,992)   $      (873,949)  $      (983,448)
   Net realized gains (losses)....           291,580           418,154          8,314,534        15,311,614
   Change in unrealized gains
     (losses) on investments......           481,874         (702,482)        (7,564,472)       (8,590,497)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           748,288         (323,320)          (123,887)         5,737,669
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,179            25,271             93,911           223,437
   Net transfers (including fixed
     account).....................           555,382            23,730            924,344       (3,249,247)
   Contract charges...............          (32,992)          (30,578)          (268,417)         (276,287)
   Transfers for contract benefits
     and terminations.............         (582,598)         (363,696)        (4,417,259)       (5,321,229)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,029)         (345,273)        (3,667,421)       (8,623,326)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           710,259         (668,593)        (3,791,308)       (2,885,657)
NET ASSETS:
   Beginning of year..............         4,560,702         5,229,295         63,119,491        66,005,148
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      5,270,961  $      4,560,702   $     59,328,183  $     63,119,491
                                    ================  ================   ================  ================

                                            MSF T. ROWE PRICE               MSF VAN ECK GLOBAL NATURAL
                                            SMALL CAP GROWTH                         RESOURCES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (147,009)  $      (163,662)  $       (15,374)  $       (31,948)
   Net realized gains (losses)....         1,602,695         1,492,642         (356,749)         (212,002)
   Change in unrealized gains
     (losses) on investments......         (399,917)       (1,166,465)         1,837,043       (1,290,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,769           162,515         1,464,920       (1,534,593)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,836            24,794             4,876            29,112
   Net transfers (including fixed
     account).....................         1,541,125         (122,045)         (729,921)         1,072,509
   Contract charges...............          (30,891)          (30,010)          (51,041)          (47,576)
   Transfers for contract benefits
     and terminations.............         (468,864)         (592,362)         (199,800)         (278,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,056,206         (719,623)         (975,886)           776,027
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,111,975         (557,108)           489,034         (758,566)
NET ASSETS:
   Beginning of year..............        11,167,946        11,725,054         3,455,455         4,214,021
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,279,921  $     11,167,946  $      3,944,489  $      3,455,455
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,279,613  $        239,767
   Net realized gains (losses)....           245,455             2,451
   Change in unrealized gains
     (losses) on investments......         5,920,820         (495,378)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,445,888         (253,160)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,093             8,889
   Net transfers (including fixed
     account).....................       194,878,650           268,564
   Contract charges...............         (537,086)          (25,457)
   Transfers for contract benefits
     and terminations.............      (12,249,602)         (459,000)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       182,460,055         (207,004)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       189,905,943         (460,164)
NET ASSETS:
   Beginning of year..............         6,971,544         7,431,708
                                    ----------------  ----------------
   End of year....................  $    196,877,487  $      6,971,544
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT                 PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,946  $         22,229  $        201,568  $        236,347
   Net realized gains (losses)....          (10,240)           (3,602)          (12,610)           117,498
   Change in unrealized gains
     (losses) on investments......          (47,104)          (97,195)           358,858         (527,273)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,398)          (78,568)           547,816         (173,428)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           211,811            12,131            11,071            21,665
   Net transfers (including fixed
     account).....................         (550,343)           297,215         (201,550)          (12,236)
   Contract charges...............          (52,200)          (50,454)          (23,707)          (25,805)
   Transfers for contract benefits
     and terminations.............         (766,165)         (556,261)         (404,282)         (708,567)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,156,897)         (297,369)         (618,468)         (724,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,169,295)         (375,937)          (70,652)         (898,371)
NET ASSETS:
   Beginning of year..............         5,873,926         6,249,863         5,486,232         6,384,603
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,704,631  $      5,873,926  $      5,415,580  $      5,486,232
                                    ================  ================  ================  ================


                                         PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (6,909)  $        163,406  $        172,741  $        148,426
   Net realized gains (losses)....          (12,959)            19,873         1,286,804         1,440,347
   Change in unrealized gains
     (losses) on investments......             4,738         (289,348)           916,812       (2,473,149)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (15,130)         (106,069)         2,376,357         (884,376)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,140             5,334            13,236            29,397
   Net transfers (including fixed
     account).....................           526,320           642,277         (350,359)         (748,801)
   Contract charges...............          (36,363)          (35,515)          (53,699)          (56,735)
   Transfers for contract benefits
     and terminations.............         (619,117)         (810,122)       (2,075,541)       (2,785,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (78,020)         (198,026)       (2,466,363)       (3,561,487)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (93,150)         (304,095)          (90,006)       (4,445,863)
NET ASSETS:
   Beginning of year..............         8,388,727         8,692,822        20,986,060        25,431,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,295,577  $      8,388,727  $     20,896,054  $     20,986,060
                                    ================  ================  ================  ================


                                       PUTNAM VT MULTI-CAP GROWTH            RUSSELL AGGRESSIVE EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (9,021)  $       (15,328)  $        (6,758)  $       (10,392)
   Net realized gains (losses)....           244,460           142,889           (1,102)           153,346
   Change in unrealized gains
     (losses) on investments......         (117,898)         (155,616)           202,565         (252,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           117,541          (28,055)           194,705         (109,649)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,543            29,094                --                --
   Net transfers (including fixed
     account).....................          (67,078)          (25,642)           (7,418)          (58,198)
   Contract charges...............           (1,507)           (1,550)             (393)             (414)
   Transfers for contract benefits
     and terminations.............         (107,552)         (160,581)          (78,778)         (156,685)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (146,594)         (158,679)          (86,589)         (215,297)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (29,053)         (186,734)           108,116         (324,946)
NET ASSETS:
   Beginning of year..............         1,949,587         2,136,321         1,208,068         1,533,014
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      1,920,534  $      1,949,587  $      1,316,184  $      1,208,068
                                    ================  ================  ================  ================


                                             RUSSELL CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016             2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         10,419  $         59,410
   Net realized gains (losses)....           190,100            89,937
   Change in unrealized gains
     (losses) on investments......          (89,715)         (241,848)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           110,804          (92,501)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,360             3,360
   Net transfers (including fixed
     account).....................          (64,470)            95,956
   Contract charges...............           (1,125)           (1,218)
   Transfers for contract benefits
     and terminations.............         (563,591)         (632,091)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (625,826)         (533,993)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (515,022)         (626,494)
NET ASSETS:
   Beginning of year..............         5,832,706         6,459,200
                                    ----------------  ----------------
   End of year....................  $      5,317,684  $      5,832,706
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                    RUSSELL GLOBAL REAL ESTATE SECURITIES       RUSSELL MULTI-STYLE EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    --------------------------------------  -------------------------------------
                                           2016                2015               2016                2015
                                    ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           19,054  $           1,903   $        (24,688)  $         (45,655)
   Net realized gains (losses)....               7,594             52,204             542,272             917,877
   Change in unrealized gains
      (losses) on investments.....            (22,935)           (59,973)              87,911           (871,781)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........               3,713            (5,866)             605,495                 441
                                    ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 126                126                 504                 504
   Net transfers (including fixed
      account)....................               1,493           (86,450)           (210,254)           (511,958)
   Contract charges...............               (135)              (137)             (2,010)             (2,085)
   Transfers for contract benefits
      and terminations............           (333,966)           (60,195)           (504,007)           (913,533)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (332,482)          (146,656)           (715,767)         (1,427,072)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets.............           (328,769)          (152,522)           (110,272)         (1,426,631)
NET ASSETS:
   Beginning of year..............             871,485          1,024,007           7,171,525           8,598,156
                                    ------------------  -----------------   -----------------  ------------------
   End of year....................  $          542,716  $         871,485   $       7,061,253  $        7,171,525
                                    ==================  =================   =================  ==================

                                              RUSSELL NON-U.S.
                                                 SUB-ACCOUNT
                                    ------------------------------------
                                           2016               2015
                                    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          46,068  $         (6,825)
   Net realized gains (losses)....            (2,617)             38,329
   Change in unrealized gains
      (losses) on investments.....           (20,863)           (84,770)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             22,588           (53,266)
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                210                210
   Net transfers (including fixed
      account)....................              2,093           (25,346)
   Contract charges...............              (706)              (794)
   Transfers for contract benefits
      and terminations............          (179,336)          (345,423)
                                    -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (177,739)          (371,353)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (155,151)          (424,619)
NET ASSETS:
   Beginning of year..............          2,661,460          3,086,079
                                    -----------------  -----------------
   End of year....................  $       2,506,309  $       2,661,460
                                    =================  =================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Global Growth Sub-Account                   MIST MetLife Asset Allocation 100 Sub-Account
American Funds Global Small Capitalization                 MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                             MIST MetLife Multi-Index Targeted Risk Sub-Account
American Funds Growth Sub-Account                          MIST MetLife Small Cap Value Sub-Account (a)
Deutsche II Government & Agency Securities                 MIST MFS Research International Sub-Account (a)
   Sub-Account                                             MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account (a)                 MIST Oppenheimer Global Equity Sub-Account (a)
Fidelity VIP Growth Opportunities Sub-Account              MIST PanAgora Global Diversified Risk Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)               MIST PIMCO Inflation Protected Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)          MIST PIMCO Total Return Sub-Account (a)
MIST AB Global Dynamic Allocation Sub-Account              MIST Pyramis Government Income Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset          MIST Pyramis Managed Risk Sub-Account
   Plus Sub-Account                                        MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Balanced Allocation                    MIST SSGA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSGA Growth ETF Sub-Account
MIST American Funds Growth Allocation Sub-Account          MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST American Funds Growth Sub-Account                     MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST American Funds Moderate Allocation                    MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account                                             MSF Barclays Aggregate Bond Index Sub-Account
MIST AQR Global Risk Balanced Sub-Account                  MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock Global Tactical Strategies                  MSF BlackRock Capital Appreciation Sub-Account
   Sub-Account                                             MSF BlackRock Ultra-Short Term Bond Sub-Account (a)
MIST BlackRock High Yield Sub-Account                      MSF Frontier Mid Cap Growth Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)            MSF Jennison Growth Sub-Account (a)
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF Met/Artisan Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account              MSF Met/Dimensional International Small Company
MIST Invesco Balanced-Risk Allocation Sub-Account            Sub-Account
MIST Invesco Comstock Sub-Account                          MSF Met/Wellington Core Equity Opportunities
MIST Invesco Mid Cap Value Sub-Account (a)                   Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF MetLife Asset Allocation 20 Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF MetLife Asset Allocation 40 Sub-Account
MIST JPMorgan Global Active Allocation                     MSF MetLife Asset Allocation 60 Sub-Account
   Sub-Account                                             MSF MetLife Asset Allocation 80 Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                  MSF MetLife Mid Cap Stock Index Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Stock Index Sub-Account (a)
MIST Met/Aberdeen Emerging Markets Equity                  MSF MFS Total Return Sub-Account (a)
   Sub-Account (a)                                         MSF MFS Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MSCI EAFE Index Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                             MSF Russell 2000 Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Met/Wellington Large Cap Research                     MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account                                             MSF Van Eck Global Natural Resources Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF Western Asset Management Strategic Bond              Putnam VT Multi-Cap Growth Sub-Account (a)
   Opportunities Sub-Account (a)                         Russell Aggressive Equity Sub-Account
MSF Western Asset Management U.S. Government             Russell Core Bond Sub-Account
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
PIMCO VIT High Yield Sub-Account                         Russell Multi-Style Equity Sub-Account
PIMCO VIT Low Duration Sub-Account                       Russell Non-U.S. Sub-Account
Putnam VT Equity Income Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity Portfolio           (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                   -------------   --------------    --------------   --------------
     American Funds Global Growth Sub-Account....................      4,345,661       91,201,807        13,274,151        9,495,091
     American Funds Global Small Capitalization Sub-Account......      1,284,130       23,832,482         5,868,577        2,648,791
     American Funds Growth Sub-Account...........................      1,956,559      101,008,804        14,145,773       14,889,056
     Deutsche II Government & Agency Securities Sub-Account......         27,266          328,221            18,400           68,993
     Fidelity VIP Equity-Income Sub-Account......................        276,751        5,817,968           939,858          507,878
     Fidelity VIP Growth Opportunities Sub-Account...............          3,838           76,592             3,482            5,709
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,493,862       21,186,178         1,117,479        2,215,901
     Invesco V.I. International Growth Sub-Account...............        152,149        4,239,928           432,924          799,706
     MIST AB Global Dynamic Allocation Sub-Account...............      2,652,779       28,469,961         2,842,832        4,569,853
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................         35,893          379,398            91,377           50,491
     MIST American Funds Balanced Allocation Sub-Account.........     23,195,161      206,753,973        31,606,134       24,254,202
     MIST American Funds Growth Allocation Sub-Account...........     27,141,486      236,050,839        34,877,912       25,358,149
     MIST American Funds Growth Sub-Account......................      3,141,522       29,250,801         9,497,133        4,912,893
     MIST American Funds Moderate Allocation Sub-Account.........     11,156,923      101,371,883        13,607,649       11,600,756
     MIST AQR Global Risk Balanced Sub-Account...................      1,087,554       11,579,066           872,511        1,923,343
     MIST BlackRock Global Tactical Strategies Sub-Account.......      5,894,200       60,014,171         8,876,084        8,162,725
     MIST BlackRock High Yield Sub-Account.......................      1,888,958       15,280,978         1,802,509        2,717,857
     MIST Clarion Global Real Estate Sub-Account.................      2,690,370       32,122,624         2,292,667        4,183,329
     MIST ClearBridge Aggressive Growth Sub-Account..............      5,506,713       50,259,583         2,813,694       14,697,659
     MIST Goldman Sachs Mid Cap Value Sub-Account................      1,380,263       18,137,863         1,891,165        1,754,787
     MIST Harris Oakmark International Sub-Account...............      4,577,571       65,143,285         6,832,814        7,582,054
     MIST Invesco Balanced-Risk Allocation Sub-Account...........      1,553,454       15,997,629         2,425,355        3,541,780
     MIST Invesco Comstock Sub-Account...........................      7,831,652       83,286,046        12,230,147       14,273,197
     MIST Invesco Mid Cap Value Sub-Account......................      8,827,695      161,747,349        11,035,135       17,580,277
     MIST Invesco Small Cap Growth Sub-Account...................      3,665,258       51,931,420         9,455,058        7,028,877
     MIST JPMorgan Core Bond Sub-Account.........................      1,272,886       13,293,124         2,236,704        3,158,609
     MIST JPMorgan Global Active Allocation Sub-Account..........      1,348,298       14,813,659         2,089,178        1,699,240
     MIST JPMorgan Small Cap Value Sub-Account...................        512,366        7,119,007         1,131,082        1,312,889
     MIST Loomis Sayles Global Markets Sub-Account...............        757,118        9,650,183         1,463,386        3,470,016
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account.......      4,351,881       44,345,898         2,671,838        6,761,728
     MIST Met/Eaton Vance Floating Rate Sub-Account..............        334,933        3,448,083           748,329          924,381
     MIST Met/Franklin Low Duration Total Return Sub-Account.....      3,166,258       31,310,718         3,030,131        4,502,434
     MIST Met/Templeton International Bond Sub-Account...........        475,470        5,369,476           466,602          520,129
     MIST Met/Wellington Large Cap Research Sub-Account..........        578,713        5,909,684         1,292,819        1,022,216
     MIST MetLife Asset Allocation 100 Sub-Account...............     13,381,958      128,573,736        25,286,622       23,915,742
     MIST MetLife Balanced Plus Sub-Account......................     11,574,843      122,409,535         9,441,911       11,215,705
     MIST MetLife Multi-Index Targeted Risk Sub-Account..........        491,379        5,925,612         1,657,439        1,900,076
     MIST MetLife Small Cap Value Sub-Account....................      3,052,025       43,891,445         2,995,679        7,499,934
     MIST MFS Research International Sub-Account.................      9,791,711      109,975,042         3,503,007        8,709,784
     MIST Morgan Stanley Mid Cap Growth Sub-Account..............      3,498,636       33,680,320         1,214,993        4,857,517
     MIST Oppenheimer Global Equity Sub-Account..................      2,161,581       36,429,855         3,413,443        3,611,932
     MIST PanAgora Global Diversified Risk Sub-Account...........        104,975        1,135,271         1,263,015          214,725
     MIST PIMCO Inflation Protected Bond Sub-Account.............      8,311,521       89,663,650         2,001,436        9,037,459
     MIST PIMCO Total Return Sub-Account.........................     34,344,644      398,498,109        17,080,588       43,422,426
     MIST Pyramis Government Income Sub-Account..................        548,335        5,930,776         2,734,235        2,032,098
     MIST Pyramis Managed Risk Sub-Account.......................        651,370        7,113,314           600,248        1,351,714
     MIST Schroders Global Multi-Asset Sub-Account...............        651,870        7,188,390           855,693        1,909,819
     MIST SSGA Growth and Income ETF Sub-Account.................     12,404,955      136,371,880        12,112,961       14,233,702
     MIST SSGA Growth ETF Sub-Account............................      4,108,233       44,849,145         4,687,560        5,592,269
     MIST T. Rowe Price Large Cap Value Sub-Account..............     16,181,322      405,035,729        80,977,978       74,915,928
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      7,366,706       66,988,963        14,484,395       11,509,097
     MSF Baillie Gifford International Stock Sub-Account.........      1,506,686       14,718,734           708,814        2,192,753
     MSF Barclays Aggregate Bond Index Sub-Account...............        566,828        6,155,657         2,943,949        2,408,489
     MSF BlackRock Bond Income Sub-Account.......................        896,039       94,480,437        12,375,970       11,737,158
     MSF BlackRock Capital Appreciation Sub-Account..............        290,655        7,480,619         1,150,780        1,432,352

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   ------------------------------   -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                       SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    -------------   -------------    --------------
     MSF BlackRock Ultra-Short Term Bond Sub-Account.............        661,005       66,104,699      30,984,463       37,086,255
     MSF Frontier Mid Cap Growth Sub-Account.....................        279,598        8,242,413       1,162,945        1,167,923
     MSF Jennison Growth Sub-Account.............................      8,779,415      108,312,682      17,412,905       16,165,363
     MSF Loomis Sayles Small Cap Growth Sub-Account..............      1,236,473       13,022,285       2,001,854        1,539,828
     MSF Met/Artisan Mid Cap Value Sub-Account...................        157,592       34,108,913       4,634,896        4,587,520
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................        367,865        5,021,992       2,429,718        1,547,487
     MSF Met/Wellington Core Equity Opportunities Sub-Account....      8,954,083      256,191,411      96,076,495       28,480,038
     MSF MetLife Asset Allocation 20 Sub-Account.................      1,315,476       14,512,358      12,708,635        8,333,972
     MSF MetLife Asset Allocation 40 Sub-Account.................     93,518,680    1,126,309,419     111,907,854      117,732,631
     MSF MetLife Asset Allocation 60 Sub-Account.................    200,760,550    2,551,599,346     290,605,594      240,021,166
     MSF MetLife Asset Allocation 80 Sub-Account.................    120,542,909    1,667,514,302     231,712,433      164,063,880
     MSF MetLife Mid Cap Stock Index Sub-Account.................        322,490        5,324,551       1,102,189        1,465,326
     MSF MetLife Stock Index Sub-Account.........................      1,094,290       38,649,131      11,097,966        6,100,150
     MSF MFS Total Return Sub-Account............................        524,399       72,058,212       7,082,558       10,070,173
     MSF MFS Value Sub-Account...................................     11,806,577      167,909,003      22,169,911       19,529,257
     MSF MSCI EAFE Index Sub-Account.............................        213,901        2,633,140         619,794          631,179
     MSF Neuberger Berman Genesis Sub-Account....................      2,025,370       29,087,931         724,595        5,182,550
     MSF Russell 2000 Index Sub-Account..........................        267,566        4,635,344       1,416,147        1,216,409
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      2,983,679       53,236,077      10,599,538        7,797,427
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        647,237       10,793,867       3,264,503          913,592
     MSF Van Eck Global Natural Resources Sub-Account............        365,574        4,446,305         349,055        1,340,323
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................     14,790,159      191,197,938     203,971,498       20,231,599
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................        402,802        4,827,053         816,744        1,928,697
     PIMCO VIT High Yield Sub-Account............................        698,791        5,293,476         616,467        1,033,382
     PIMCO VIT Low Duration Sub-Account..........................        810,120        8,398,567       1,049,608        1,134,540
     Putnam VT Equity Income Sub-Account.........................        885,806       12,732,195         786,142        2,718,001
     Putnam VT Multi-Cap Growth Sub-Account......................         57,875        1,264,384         242,846          218,557
     Russell Aggressive Equity Sub-Account.......................         86,535        1,170,370          63,982          156,691
     Russell Core Bond Sub-Account...............................        525,464        5,427,317         545,822        1,008,415
     Russell Global Real Estate Securities Sub-Account...........         38,766          575,485          80,926          377,429
     Russell Multi-Style Equity Sub-Account......................        413,423        6,297,696         676,107          972,085
     Russell Non-U.S. Sub-Account................................        224,781        2,494,346         180,513          312,198


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        AMERICAN FUNDS                AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2016            2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,439,297      2,751,181        661,511         715,805         452,298        514,976
Units issued and transferred
   from other funding options..        196,171        115,002         57,550          74,179          20,646         18,977
Units redeemed and transferred
   to other funding options....      (310,243)      (426,886)       (90,128)       (128,473)        (60,482)       (81,655)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,325,225      2,439,297        628,933         661,511         412,462        452,298
                                 =============  =============  =============  ==============  ==============  =============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016           2015            2016           2015
                                 --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........          20,500          22,588         237,912        281,896          7,249           8,443
Units issued and transferred
   from other funding options..             585           1,733          24,290          5,384             60               8
Units redeemed and transferred
   to other funding options....         (3,777)         (3,821)        (21,341)       (49,368)          (268)         (1,202)
                                 --------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............          17,308          20,500         240,861        237,912          7,041           7,249
                                 ==============  ==============  ==============  =============  =============  ==============

                                       FTVIPT TEMPLETON                 INVESCO V.I.              MIST AB GLOBAL DYNAMIC
                                          FOREIGN VIP               INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,344,591       1,411,437         248,546        263,969      2,509,143      2,654,329
Units issued and transferred
   from other funding options..         58,789         109,161          21,140         26,230        233,440        154,736
Units redeemed and transferred
   to other funding options....      (156,161)       (176,007)        (38,920)       (41,653)      (405,269)      (299,922)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,247,219       1,344,591         230,766        248,546      2,337,314      2,509,143
                                 =============  ==============  ==============  =============  =============  =============


                                 MIST ALLIANZ GLOBAL INVESTORS        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016           2015             2016           2015            2016           2015
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........         325,715        158,597      17,709,534      19,698,968      19,442,122     20,467,140
Units issued and transferred
   from other funding options..          89,793        189,367       1,077,545         919,386         934,737      1,708,418
Units redeemed and transferred
   to other funding options....        (46,605)       (22,249)     (1,964,184)     (2,908,820)     (2,053,278)    (2,733,436)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............         368,903        325,715      16,822,895      17,709,534      18,323,581     19,442,122
                                 ==============  =============   =============  ==============  ==============  =============

                                      MIST AMERICAN FUNDS          MIST AMERICAN FUNDS                  MIST AQR
                                            GROWTH                 MODERATE ALLOCATION            GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                      2016           2015          2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      2,207,865      2,298,588      8,704,425      9,534,377       1,002,811       1,180,403
Units issued and transferred
   from other funding options..        208,845        354,560        451,582        313,603          97,426         140,416
Units redeemed and transferred
   to other funding options....      (388,382)      (445,283)      (871,774)    (1,143,555)       (182,991)       (318,008)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      2,028,328      2,207,865      8,284,233      8,704,425         917,246       1,002,811
                                 =============  =============  =============  =============  ==============  ==============


                                       MIST BLACKROCK                  MIST BLACKROCK               MIST CLARION GLOBAL
                                 GLOBAL TACTICAL STRATEGIES              HIGH YIELD                     REAL ESTATE
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2016           2015            2016            2015            2016           2015
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      5,126,239      5,433,425         577,469         609,988      1,794,608      2,046,417
Units issued and transferred
   from other funding options..        364,688        525,278          94,107          55,030        142,490        119,627
Units redeemed and transferred
   to other funding options....      (730,985)      (832,464)       (159,414)        (87,549)      (248,107)      (371,436)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............      4,759,942      5,126,239         512,162         577,469      1,688,991      1,794,608
                                 =============  =============  ==============  ==============  =============  =============

                                      MIST CLEARBRIDGE                MIST GOLDMAN                 MIST HARRIS OAKMARK
                                      AGGRESSIVE GROWTH            SACHS MID CAP VALUE                INTERNATIONAL
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2016           2015           2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........      6,631,372      7,869,613        722,802        808,735       2,612,481      2,546,821
Units issued and transferred
   from other funding options..        411,865        472,117         47,450         59,017         179,153        526,430
Units redeemed and transferred
   to other funding options....    (1,215,256)    (1,710,358)       (89,380)      (144,950)       (384,985)      (460,770)
                                 -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............      5,827,981      6,631,372        680,872        722,802       2,406,649      2,612,481
                                 =============  =============  =============  =============  ==============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION                MIST INVESCO COMSTOCK     MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2016            2015            2016           2015          2016           2015
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      14,933,512      16,687,571      6,794,241      7,316,140      4,441,107      4,980,428
Units issued and transferred
   from other funding options..       2,528,998       2,096,835        326,921        572,166        241,333        179,498
Units redeemed and transferred
   to other funding options....     (3,537,534)     (3,850,894)    (1,035,251)    (1,094,065)      (587,738)      (718,819)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      13,924,976      14,933,512      6,085,911      6,794,241      4,094,702      4,441,107
                                 ==============  ==============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                         MIST INVESCO                  MIST JPMORGAN                MIST JPMORGAN
                                       SMALL CAP GROWTH                  CORE BOND            GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,013,774      2,146,901      1,289,783      1,276,456     11,943,206     10,177,694
Units issued and transferred
   from other funding options..         96,541        206,964        245,940        287,379      1,530,938      3,280,055
Units redeemed and transferred
   to other funding options....      (318,462)      (340,091)      (343,405)      (274,052)    (1,523,216)    (1,514,543)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,791,853      2,013,774      1,192,318      1,289,783     11,950,928     11,943,206
                                 =============  =============  =============  =============  =============  =============


                                         MIST JPMORGAN             MIST LOOMIS SAYLES              MIST MET/ABERDEEN
                                        SMALL CAP VALUE              GLOBAL MARKETS             EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        405,607        445,880        792,857        864,355      4,322,870      4,494,197
Units issued and transferred
   from other funding options..         37,600         30,983         66,901        103,967        443,695        681,968
Units redeemed and transferred
   to other funding options....       (72,890)       (71,256)      (208,129)      (175,465)      (827,061)      (853,295)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        370,317        405,607        651,629        792,857      3,939,504      4,322,870
                                 =============  =============  =============  =============  =============  =============

                                         MIST MET/EATON                MIST MET/FRANKLIN            MIST MET/TEMPLETON
                                       VANCE FLOATING RATE         LOW DURATION TOTAL RETURN        INTERNATIONAL BOND
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2016            2015            2016           2015           2016           2015
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         325,945         375,721       3,199,892      3,042,569        363,028        375,394
Units issued and transferred
   from other funding options..          65,486          31,260         392,039        776,237         52,206         49,285
Units redeemed and transferred
   to other funding options....        (89,085)        (81,036)       (598,841)      (618,914)       (53,779)       (61,651)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         302,346         325,945       2,993,090      3,199,892        361,455        363,028
                                 ==============  ==============  ==============  =============  =============  =============


                                      MIST MET/WELLINGTON           MIST METLIFE ASSET
                                      LARGE CAP RESEARCH              ALLOCATION 100           MIST METLIFE BALANCED PLUS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                      2016           2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........        440,038        469,413     10,516,473      11,741,945      9,868,677      10,108,081
Units issued and transferred
   from other funding options..         43,222         37,462        250,939         248,704        556,160         857,190
Units redeemed and transferred
   to other funding options....       (62,147)       (66,837)    (1,535,777)     (1,474,176)      (984,318)     (1,096,594)
                                 -------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............        421,113        440,038      9,231,635      10,516,473      9,440,519       9,868,677
                                 =============  =============  =============  ==============  =============  ==============

                                        MIST METLIFE
                                         MULTI-INDEX                   MIST METLIFE               MIST MFS RESEARCH
                                        TARGETED RISK                 SMALL CAP VALUE               INTERNATIONAL
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,142,871        632,711      1,932,375      2,229,469      6,494,721      7,049,593
Units issued and transferred
   from other funding options..        982,330      2,709,109        108,911        125,691        385,163        490,895
Units redeemed and transferred
   to other funding options....    (1,327,765)      (198,949)      (337,372)      (422,785)      (745,662)    (1,045,767)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,797,436      3,142,871      1,703,914      1,932,375      6,134,222      6,494,721
                                 =============  =============  =============  =============  =============  =============



                                     MIST MORGAN STANLEY              MIST OPPENHEIMER               MIST PANAGORA
                                       MID CAP GROWTH                   GLOBAL EQUITY           GLOBAL DIVERSIFIED RISK
                                         SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015            2016            2015           2016          2015
                                 -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year........      3,072,912      3,399,968       2,485,407      2,653,328         83,104         88,081
Units issued and transferred
   from other funding options..        200,437        165,461         139,765        233,677      1,225,382         30,973
Units redeemed and transferred
   to other funding options....      (373,529)      (492,517)       (249,219)      (401,598)      (284,240)       (35,950)
                                 -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..............      2,899,820      3,072,912       2,375,953      2,485,407      1,024,246         83,104
                                 =============  =============  ==============  =============  =============  =============

                                          MIST PIMCO                    MIST PIMCO                  MIST PYRAMIS
                                   INFLATION PROTECTED BOND            TOTAL RETURN               GOVERNMENT INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      5,839,782      6,336,733     22,440,680     24,952,895        467,757        451,201
Units issued and transferred
   from other funding options..        380,898        500,649      1,532,515      1,366,625        264,074        172,219
Units redeemed and transferred
   to other funding options....      (792,044)      (997,600)    (3,276,585)    (3,878,840)      (208,579)      (155,663)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,428,636      5,839,782     20,696,610     22,440,680        523,252        467,757
                                 =============  =============  =============  =============  =============  =============


                                         MIST PYRAMIS                MIST SCHRODERS                    MIST SSGA
                                         MANAGED RISK              GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        693,897        515,673      6,949,271      7,987,625      9,555,148     10,537,079
Units issued and transferred
   from other funding options..         64,517        273,307        565,681        921,965        175,447        242,278
Units redeemed and transferred
   to other funding options....      (127,041)       (95,083)    (1,515,603)    (1,960,319)      (949,036)    (1,224,209)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        631,373        693,897      5,999,349      6,949,271      8,781,559      9,555,148
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST SSGA                 MIST T. ROWE PRICE           MIST T. ROWE PRICE
                                         GROWTH ETF                   LARGE CAP VALUE              MID CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,298,669      3,836,551      6,924,886      7,848,070      4,314,401      4,901,860
Units issued and transferred
   from other funding options..         77,060        208,983        190,182        217,068        328,230        316,900
Units redeemed and transferred
   to other funding options....      (365,337)      (746,865)      (960,137)    (1,140,252)      (725,023)      (904,359)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,010,392      3,298,669      6,154,931      6,924,886      3,917,608      4,314,401
                                 =============  =============  =============  =============  =============  =============


                                     MSF BAILLIE GIFFORD               MSF BARCLAYS                   MSF BLACKROCK
                                     INTERNATIONAL STOCK           AGGREGATE BOND INDEX                BOND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015           2016            2015            2016          2015
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,337,151      1,494,334        333,816         288,515      1,351,726      1,410,212
Units issued and transferred
   from other funding options..         79,941        112,718        194,433         213,098        241,861        147,883
Units redeemed and transferred
   to other funding options....      (193,767)      (269,901)      (166,579)       (167,797)      (254,125)      (206,369)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............      1,223,325      1,337,151        361,670         333,816      1,339,462      1,351,726
                                 =============  =============  =============  ==============  =============  =============


                                         MSF BLACKROCK                 MSF BLACKROCK                MSF FRONTIER
                                     CAPITAL APPRECIATION          ULTRA-SHORT TERM BOND           MID CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,769,864      1,975,533      7,501,150      8,144,077        451,098        512,550
Units issued and transferred
   from other funding options..         37,560         49,019      3,947,368      3,798,595         17,119         20,042
Units redeemed and transferred
   to other funding options....      (364,411)      (254,688)    (4,477,482)    (4,441,522)       (63,974)       (81,494)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,443,013      1,769,864      6,971,036      7,501,150        404,243        451,098
                                 =============  =============  =============  =============  =============  =============


                                                                       MSF LOOMIS
                                         MSF JENNISON                 SAYLES SMALL                  MSF MET/ARTISAN
                                            GROWTH                     CAP GROWTH                    MID CAP VALUE
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,555,728      8,732,588        821,988        920,263      1,752,245      1,977,751
Units issued and transferred
   from other funding options..        399,910        306,769         52,757         55,456         64,648         77,017
Units redeemed and transferred
   to other funding options....    (1,149,115)    (1,483,629)      (108,288)      (153,731)      (233,782)      (302,523)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,806,523      7,555,728        766,457        821,988      1,583,111      1,752,245
                                 =============  =============  =============  =============  =============  =============

                                      MSF MET/DIMENSIONAL
                                         INTERNATIONAL               MSF MET/WELLINGTON                 MSF METLIFE
                                         SMALL COMPANY            CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016            2015           2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........        190,177         177,587       8,189,551      9,536,001        717,455         459,058
Units issued and transferred
   from other funding options..        112,380          41,656       1,980,773        144,994        885,103         629,030
Units redeemed and transferred
   to other funding options....       (80,877)        (29,066)     (1,162,495)    (1,491,444)      (634,960)       (370,633)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............        221,680         190,177       9,007,829      8,189,551        967,598         717,455
                                 =============  ==============  ==============  =============  =============  ==============



                                          MSF METLIFE                    MSF METLIFE                    MSF METLIFE
                                      ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015            2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........     75,171,316      84,501,252     155,063,013    168,298,033    102,900,180     113,396,391
Units issued and transferred
   from other funding options..      1,463,519       1,437,310       2,299,734      3,842,198      1,551,054       2,699,816
Units redeemed and transferred
   to other funding options....    (8,204,593)    (10,767,246)    (15,580,329)   (17,077,218)   (10,414,102)    (13,196,027)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............     68,430,242      75,171,316     141,782,418    155,063,013     94,037,132     102,900,180
                                 =============  ==============  ==============  =============  =============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        238,711        215,497      2,202,886      2,387,218      2,072,502      2,313,121
Units issued and transferred
   from other funding options..         27,735         67,320        476,403        222,657         58,174         66,115
Units redeemed and transferred
   to other funding options....       (60,246)       (44,106)      (336,427)      (406,989)      (246,754)      (306,734)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        206,200        238,711      2,342,862      2,202,886      1,883,922      2,072,502
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,742,392      7,443,156        192,876        186,586      1,787,234      2,001,920
Units issued and transferred
   from other funding options..        343,026        291,884         50,080         83,280         55,694         74,448
Units redeemed and transferred
   to other funding options....      (881,255)      (992,648)       (51,996)       (76,990)      (220,742)      (289,134)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,204,163      6,742,392        190,960        192,876      1,622,186      1,787,234
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                                     MSF T. ROWE PRICE            MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH             SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        190,582        206,428      2,826,823      3,204,113        354,053        375,563
Units issued and transferred
   from other funding options..         51,042         36,441        269,706        327,989         57,570         14,696
Units redeemed and transferred
   to other funding options....       (57,087)       (52,287)      (448,213)      (705,279)       (28,314)       (36,206)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        184,537        190,582      2,648,316      2,826,823        383,309        354,053
                                 =============  =============  =============  =============  =============  =============


                                                                     MSF WESTERN ASSET             MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL                MANAGEMENT                    MANAGEMENT
                                       NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                      2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year........        369,982        301,045        242,504        247,927         346,447        363,586
Units issued and transferred
   from other funding options..         50,758        154,630      6,612,742         31,610          92,763         49,971
Units redeemed and transferred
   to other funding options....      (124,329)       (85,693)      (710,685)       (37,033)       (157,563)       (67,110)
                                 -------------  -------------  -------------  -------------   -------------  -------------
Units end of year..............        296,411        369,982      6,144,561        242,504         281,647        346,447
                                 =============  =============  =============  =============   =============  =============

                                           PIMCO VIT                     PIMCO VIT                    PUTNAM VT
                                          HIGH YIELD                   LOW DURATION                 EQUITY INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        276,491        311,582        568,417        580,004        784,971        910,786
Units issued and transferred
   from other funding options..         17,905         27,012         68,868         65,867          3,346         11,920
Units redeemed and transferred
   to other funding options....       (48,186)       (62,103)       (71,184)       (77,454)       (93,086)      (137,735)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        246,210        276,491        566,101        568,417        695,231        784,971
                                 =============  =============  =============  =============  =============  =============


                                           PUTNAM VT                     RUSSELL                        RUSSELL
                                       MULTI-CAP GROWTH             AGGRESSIVE EQUITY                  CORE BOND
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         91,294         98,391         63,858         74,169        299,764        326,880
Units issued and transferred
   from other funding options..          2,514          4,349          3,206          2,253         15,699          7,675
Units redeemed and transferred
   to other funding options....        (9,549)       (11,446)        (7,606)       (12,564)       (46,654)       (34,791)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         84,259         91,294         59,458         63,858        268,809        299,764
                                 =============  =============  =============  =============  =============  =============

                                                RUSSELL                          RUSSELL                          RUSSELL
                                     GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY                    NON-U.S.
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                    -------------------------------  -------------------------------  ------------------------------
                                         2016             2015            2016             2015            2016            2015
                                    --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year...........          24,060           27,947         360,251          430,624         162,224         183,050
Units issued and transferred
   from other funding options.....             934              187           8,527           14,671           7,762           5,777
Units redeemed and transferred
   to other funding options.......        (10,245)          (4,074)        (43,647)         (85,044)        (18,639)        (26,603)
                                    --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year.................          14,749           24,060         325,131          360,251         151,347         162,224
                                    ==============  ===============  ==============  ===============  ==============  ==============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2016     2,325,225     36.46 - 45.71     103,643,942
     Growth Sub-Account          2015     2,439,297     36.93 - 45.77     108,934,361
                                 2014     2,751,181     35.19 - 43.13     115,995,281
                                 2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886

  American Funds Global Small    2016       628,933     33.37 - 41.36      25,322,977
     Capitalization Sub-Account  2015       661,511     33.31 - 40.82      26,320,768
                                 2014       715,805     33.86 - 41.02      28,663,774
                                 2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567

  American Funds Growth          2016       412,462   228.20 - 333.19     130,932,854
     Sub-Account                 2015       452,298   212.42 - 306.61     132,364,951
                                 2014       514,976   202.60 - 289.09     142,491,652
                                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083

  Deutsche II Government &       2016        17,308     16.70 - 17.78         306,704
     Agency Securities           2015        20,500     16.80 - 17.82         363,287
     Sub-Account                 2014        22,588     17.11 - 18.08         406,056
                                 2013        27,802     16.55 - 17.41         482,012
                                 2012        38,203     17.38 - 18.21         693,006

  Fidelity VIP Equity-Income     2016       240,861     20.48 - 91.99       5,954,992
     Sub-Account                 2015       237,912     17.72 - 79.17       5,093,334
                                 2014       281,896     18.84 - 83.76       6,294,477
                                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102

  Fidelity VIP Growth            2016         7,041     16.93 - 17.02         119,170
     Opportunities Sub-Account   2015         7,249     17.11 - 17.20         124,010
                                 2014         8,443     16.43 - 16.52         138,688
                                 2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300

  FTVIPT Templeton Foreign       2016     1,247,219     13.71 - 35.70      20,418,848
     VIP Sub-Account             2015     1,344,591     13.03 - 33.74      20,859,605
                                 2014     1,411,437     14.19 - 36.56      23,774,489
                                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934

  Invesco V.I. International     2016       230,766     14.02 - 29.85       4,956,521
     Growth Sub-Account          2015       248,546     14.20 - 30.45       5,437,676
                                 2014       263,969     14.66 - 31.68       5,988,396
                                 2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2016      0.91          0.75 - 1.90      (1.27) - (0.13)
     Growth Sub-Account          2015      0.98          0.75 - 1.90          4.92 - 6.14
                                 2014      1.15          0.75 - 1.90          0.39 - 1.55
                                 2013      1.23          0.75 - 1.90        26.75 - 28.21
                                 2012      0.89          0.75 - 1.90        20.24 - 21.64

  American Funds Global Small    2016      0.25          0.75 - 1.90          0.18 - 1.34
     Capitalization Sub-Account  2015        --          0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12          0.75 - 1.90          0.20 - 1.36
                                 2013      0.87          0.75 - 1.90        25.87 - 27.32
                                 2012      1.34          0.75 - 1.90        15.94 - 17.29

  American Funds Growth          2016      0.76          0.75 - 1.90          7.43 - 8.67
     Sub-Account                 2015      0.58          0.75 - 1.90          4.85 - 6.06
                                 2014      0.78          0.75 - 1.90          6.47 - 7.70
                                 2013      0.92          0.75 - 1.90        27.65 - 29.13
                                 2012      0.79          0.75 - 1.90        15.66 - 17.01

  Deutsche II Government &       2016      3.06          1.40 - 1.80      (0.65) - (0.25)
     Agency Securities           2015      2.88          1.40 - 1.80      (1.81) - (1.41)
     Sub-Account                 2014      2.34          1.40 - 1.80          3.42 - 3.83
                                 2013      3.03          1.40 - 1.80      (4.77) - (4.39)
                                 2012      3.93          1.40 - 1.80          1.08 - 1.49

  Fidelity VIP Equity-Income     2016      2.25          1.30 - 1.90        15.49 - 16.38
     Sub-Account                 2015      2.77          1.30 - 1.90      (6.04) - (5.30)
                                 2014      2.71          1.30 - 1.90          6.44 - 7.21
                                 2013      2.29          1.30 - 1.90        25.42 - 26.37
                                 2012      2.95          1.30 - 1.90        14.84 - 15.67

  Fidelity VIP Growth            2016      0.33                 1.40               (1.06)
     Opportunities Sub-Account   2015      0.17                 1.40                 4.14
                                 2014      0.23                 1.40                10.64
                                 2013      0.29                 1.40                35.98
                                 2012      0.41                 1.40                17.94

  FTVIPT Templeton Foreign       2016      2.00          0.85 - 1.90          5.16 - 6.58
     VIP Sub-Account             2015      3.24          0.85 - 1.90      (8.25) - (7.10)
                                 2014      1.91          0.85 - 1.90    (12.81) - (11.64)
                                 2013      2.41          0.85 - 1.90        20.66 - 22.23
                                 2012      3.07          0.85 - 1.90        16.00 - 17.59

  Invesco V.I. International     2016      1.24          0.85 - 1.90      (2.57) - (1.29)
     Growth Sub-Account          2015      1.35          0.85 - 1.90      (4.45) - (3.17)
                                 2014      1.41          0.85 - 1.90      (1.79) - (0.52)
                                 2013      1.09          0.85 - 1.90        16.48 - 18.01
                                 2012      1.34          0.85 - 1.90        13.07 - 14.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MIST AB Global Dynamic         2016      2,337,314    11.94 - 12.89      29,737,529
     Allocation Sub-Account      2015      2,509,143    11.77 - 12.54      31,148,630
     (Commenced 1/3/2012)        2014      2,654,329    11.95 - 12.56      33,083,814
                                 2013      2,343,122    11.37 - 11.79      27,463,161
                                 2012      2,054,165    10.44 - 10.68      21,873,079

  MIST Allianz Global Investors  2016        368,903      1.01 - 1.04         376,122
     Dynamic Multi-Asset         2015        325,715      1.01 - 1.03         330,206
     Plus Sub-Account            2014        158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  MIST American Funds            2016     16,822,895    12.63 - 13.71     224,761,044
     Balanced Allocation         2015     17,709,534    11.98 - 12.89     223,038,172
     Sub-Account                 2014     19,698,968    12.34 - 13.15     253,918,639
                                 2013     20,252,050    11.90 - 12.56     250,188,184
                                 2012     22,206,090    10.27 - 10.74     235,164,571

  MIST American Funds Growth     2016     18,323,581    12.68 - 13.90     248,344,539
     Allocation Sub-Account      2015     19,442,122    11.92 - 12.92     245,750,884
                                 2014     20,467,140    12.29 - 13.19     264,823,495
                                 2013     20,846,163    11.83 - 12.56     257,567,705
                                 2012     22,492,160     9.68 - 10.17     225,771,481

  MIST American Funds Growth     2016      2,028,328    14.24 - 15.60      30,849,664
     Sub-Account                 2015      2,207,865    13.36 - 14.48      31,283,615
                                 2014      2,298,588    12.84 - 13.78      31,030,886
                                 2013      2,337,771    12.15 - 12.90      29,652,918
                                 2012      2,590,163     9.59 - 10.07      25,736,857

  MIST American Funds            2016      8,284,233    12.35 - 13.36     107,998,955
     Moderate Allocation         2015      8,704,425    11.80 - 12.64     107,696,619
     Sub-Account                 2014      9,534,377    12.15 - 12.90     120,682,614
                                 2013      9,940,708    11.71 - 12.32     120,520,419
                                 2012     11,686,297    10.54 - 11.00     126,809,368

  MIST AQR Global Risk           2016        917,246    10.34 - 11.23       9,918,414
     Balanced Sub-Account        2015      1,002,811     9.70 - 10.38      10,103,496
     (Commenced 1/3/2012)        2014      1,180,403    10.96 - 11.57      13,331,418
                                 2013      1,320,863    10.78 - 11.21      14,540,600
                                 2012      1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2016      4,759,942    11.37 - 12.31      57,468,349
     Tactical Strategies         2015      5,126,239    11.10 - 11.88      59,888,787
     Sub-Account                 2014      5,433,425    11.36 - 11.98      64,277,237
     (Commenced 1/3/2012)        2013      5,138,582    10.96 - 11.40      58,089,937
                                 2012      4,283,793    10.18 - 10.41      44,438,080

  MIST BlackRock High Yield      2016        512,162    23.90 - 32.10      14,337,055
     Sub-Account                 2015        577,469    21.44 - 28.38      14,342,425
                                 2014        609,988    22.84 - 29.80      16,004,507
                                 2013        669,873    22.60 - 29.06      17,263,570
                                 2012        677,325    21.13 - 26.78      16,244,048

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST AB Global Dynamic         2016      1.58         0.75 - 2.10           1.44 - 2.82
     Allocation Sub-Account      2015      3.29         0.75 - 2.10       (1.51) - (0.17)
     (Commenced 1/3/2012)        2014      1.82         0.75 - 2.10           5.12 - 6.55
                                 2013      1.26         0.75 - 2.10          8.84 - 10.32
                                 2012      0.06         0.75 - 2.10           2.93 - 9.26

  MIST Allianz Global Investors  2016      0.05         0.75 - 1.80           0.18 - 1.23
     Dynamic Multi-Asset         2015      1.57         0.75 - 1.75       (2.70) - (1.72)
     Plus Sub-Account            2014      0.71         0.75 - 1.90           4.02 - 4.83
     (Commenced 4/28/2014)

  MIST American Funds            2016      1.62         1.30 - 2.25           5.41 - 6.42
     Balanced Allocation         2015      1.41         1.30 - 2.25       (2.91) - (1.99)
     Sub-Account                 2014      1.27         1.30 - 2.25           3.69 - 4.68
                                 2013      1.38         1.30 - 2.25         15.90 - 17.00
                                 2012      1.69         1.30 - 2.25         10.99 - 12.06

  MIST American Funds Growth     2016      1.29         1.30 - 2.35           6.43 - 7.55
     Allocation Sub-Account      2015      1.31         1.30 - 2.35       (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35           3.92 - 5.01
                                 2013      1.03         1.30 - 2.35         22.20 - 23.49
                                 2012      1.21         1.30 - 2.35         13.45 - 14.65

  MIST American Funds Growth     2016      0.29         1.30 - 2.35           6.57 - 7.69
     Sub-Account                 2015      0.85         1.30 - 2.35           4.02 - 5.12
                                 2014      0.55         1.30 - 2.35           5.67 - 6.79
                                 2013      0.44         1.30 - 2.35         26.77 - 28.11
                                 2012      0.32         1.30 - 2.35         14.67 - 15.89

  MIST American Funds            2016      1.91         1.30 - 2.20           4.68 - 5.63
     Moderate Allocation         2015      1.48         1.30 - 2.20       (2.89) - (2.01)
     Sub-Account                 2014      1.45         1.30 - 2.20           3.79 - 4.72
                                 2013      1.67         1.30 - 2.20         11.05 - 12.05
                                 2012      2.05         1.30 - 2.20           8.42 - 9.40

  MIST AQR Global Risk           2016        --         0.75 - 2.20           6.59 - 8.15
     Balanced Sub-Account        2015      5.65         0.75 - 2.20     (11.54) - (10.25)
     (Commenced 1/3/2012)        2014        --         0.75 - 2.20           1.73 - 3.22
                                 2013      2.19         0.75 - 2.20       (5.49) - (4.11)
                                 2012      0.01         0.75 - 2.20           3.10 - 9.73

  MIST BlackRock Global          2016      1.46         0.75 - 2.15           2.21 - 3.65
     Tactical Strategies         2015      1.55         0.75 - 2.20       (2.28) - (0.85)
     Sub-Account                 2014      1.09         0.75 - 2.20           3.61 - 5.12
     (Commenced 1/3/2012)        2013      1.30         0.75 - 2.20           7.91 - 9.48
                                 2012        --         0.75 - 2.10           2.75 - 8.32

  MIST BlackRock High Yield      2016      6.53         0.75 - 2.20         11.50 - 13.13
     Sub-Account                 2015      7.94         0.75 - 2.20       (6.14) - (4.76)
                                 2014      5.93         0.75 - 2.20           1.05 - 2.52
                                 2013      6.41         0.75 - 2.20           6.95 - 8.52
                                 2012      6.62         0.75 - 2.20         13.99 - 15.67

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2016     1,688,991    16.34 - 27.28      31,167,299
     Estate Sub-Account         2015     1,794,608    16.56 - 27.35      33,355,379
                                2014     2,046,417    17.18 - 28.08      39,064,246
                                2013     2,239,020    15.36 - 25.05      38,352,561
                                2012     2,350,735    15.19 - 24.49      39,516,123

  MIST ClearBridge Aggressive   2016     5,827,981    12.13 - 20.57      84,280,301
     Growth Sub-Account         2015     6,631,372    11.98 - 20.25      94,887,012
                                2014     7,869,613    12.66 - 21.35     118,710,076
                                2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095

  MIST Goldman Sachs Mid Cap    2016       680,872    21.64 - 24.72      15,941,919
     Value Sub-Account          2015       722,802    19.57 - 22.12      15,223,734
                                2014       808,735    22.05 - 24.66      19,070,600
                                2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463

  MIST Harris Oakmark           2016     2,406,649    22.67 - 26.17      59,096,362
     International Sub-Account  2015     2,612,481    21.44 - 24.51      60,470,847
                                2014     2,546,821    22.97 - 26.00      63,128,946
                                2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216

  MIST Invesco Balanced-Risk    2016    13,924,976      1.10 - 1.18      15,907,275
     Allocation Sub-Account     2015    14,933,512      1.01 - 1.06      15,481,955
     (Commenced 4/30/2012)      2014    16,687,571      1.07 - 1.12      18,299,573
                                2013    18,674,457      1.04 - 1.06      19,667,126
                                2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2016     6,085,911    16.14 - 19.45     114,185,355
     Sub-Account                2015     6,794,241    14.08 - 16.71     109,742,916
                                2014     7,316,140    15.33 - 17.90     126,997,201
                                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830

  MIST Invesco Mid Cap Value    2016     4,094,702    33.48 - 44.34     167,288,439
     Sub-Account                2015     4,441,107    29.63 - 38.68     159,124,999
                                2014     4,980,428    33.28 - 42.81     198,152,216
                                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582

  MIST Invesco Small Cap        2016     1,791,853    16.62 - 28.72      47,404,585
     Growth Sub-Account         2015     2,013,774    15.09 - 26.11      48,601,568
                                2014     2,146,901    15.52 - 26.91      53,534,493
                                2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081

  MIST JPMorgan Core Bond       2016     1,192,318    10.27 - 11.16      12,983,344
     Sub-Account                2015     1,289,783    10.28 - 11.06      13,976,305
                                2014     1,276,456    10.46 - 11.15      13,974,606
                                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2016      2.10         0.75 - 2.25         (1.37) - 0.12
     Estate Sub-Account         2015      3.85         0.75 - 2.25       (3.60) - (2.14)
                                2014      1.61         0.75 - 2.25         10.75 - 12.42
                                2013      6.92         0.75 - 2.35           1.14 - 2.77
                                2012      2.07         0.75 - 2.35         23.05 - 25.04

  MIST ClearBridge Aggressive   2016      0.42         0.75 - 2.35           0.30 - 1.91
     Growth Sub-Account         2015      0.23         0.75 - 2.35       (6.27) - (4.75)
                                2014      0.14         0.75 - 2.35         16.13 - 18.00
                                2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62

  MIST Goldman Sachs Mid Cap    2016      0.84         1.30 - 2.35         10.55 - 11.72
     Value Sub-Account          2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58

  MIST Harris Oakmark           2016      2.13         1.30 - 2.35           5.67 - 6.78
     International Sub-Account  2015      3.10         1.30 - 2.35       (6.74) - (5.76)
                                2014      2.40         1.30 - 2.35       (7.98) - (7.01)
                                2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58

  MIST Invesco Balanced-Risk    2016      0.15         0.75 - 2.20          9.29 - 10.88
     Allocation Sub-Account     2015      2.82         0.75 - 2.20       (6.29) - (4.92)
     (Commenced 4/30/2012)      2014        --         0.75 - 2.20           3.28 - 4.79
                                2013        --         0.75 - 2.20         (0.36) - 1.10
                                2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2016      2.53         0.75 - 2.35         14.57 - 16.42
     Sub-Account                2015      2.86         0.75 - 2.35       (8.16) - (6.67)
                                2014      0.94         0.75 - 2.35           6.77 - 8.50
                                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54

  MIST Invesco Mid Cap Value    2016      0.67         0.75 - 2.20         12.99 - 14.80
     Sub-Account                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02

  MIST Invesco Small Cap        2016        --         1.30 - 2.35          8.85 - 10.17
     Growth Sub-Account         2015      0.01         1.30 - 2.35       (3.99) - (2.79)
                                2014        --         1.30 - 2.35           5.40 - 6.68
                                2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85

  MIST JPMorgan Core Bond       2016      2.70         1.30 - 2.25         (0.04) - 0.91
     Sub-Account                2015      2.32         1.30 - 2.25       (1.75) - (0.81)
                                2014      1.41         1.30 - 2.25           2.75 - 3.73
                                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2016    11,950,928      1.18 - 1.26      14,777,253
     Allocation Sub-Account      2015    11,943,206      1.17 - 1.24      14,519,235
     (Commenced 4/30/2012)       2014    10,177,694      1.19 - 1.23      12,428,836
                                 2013     9,103,629      1.13 - 1.16      10,517,817
                                 2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap        2016       370,317    22.09 - 25.26       9,191,747
     Value Sub-Account           2015       405,607    17.25 - 19.50       7,786,967
                                 2014       445,880    18.99 - 21.23       9,322,634
                                 2013       471,677    18.55 - 20.49       9,530,735
                                 2012       515,860    14.22 - 15.53       7,917,855

  MIST Loomis Sayles Global      2016       651,629    16.04 - 17.95      11,273,406
     Markets Sub-Account         2015       792,857    15.68 - 17.35      13,296,474
                                 2014       864,355    15.85 - 17.37      14,577,450
                                 2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462

  MIST Met/Aberdeen Emerging     2016     3,939,504     8.62 - 17.24      38,793,731
     Markets Equity Sub-Account  2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457

  MIST Met/Eaton Vance           2016       302,346    10.95 - 11.74       3,446,358
     Floating Rate Sub-Account   2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212
                                 2012       317,752    10.61 - 10.91       3,433,894

  MIST Met/Franklin Low          2016     2,993,090     9.52 - 10.34      30,300,971
     Duration Total Return       2015     3,199,892     9.43 - 10.10      31,741,708
     Sub-Account                 2014     3,042,569     9.70 - 10.24      30,718,840
                                 2013     2,753,599     9.82 - 10.21      27,817,040
                                 2012     1,766,562     9.92 - 10.16      17,845,860

  MIST Met/Templeton             2016       361,455    12.24 - 13.27       4,730,866
     International Bond          2015       363,028    12.36 - 13.25       4,753,496
     Sub-Account                 2014       375,394    13.13 - 13.93       5,173,631
                                 2013       406,707    13.21 - 13.88       5,578,711
                                 2012       400,203    13.32 - 13.84       5,481,320

  MIST Met/Wellington Large      2016       421,113    15.34 - 19.04       7,818,355
     Cap Research Sub-Account    2015       440,038    14.45 - 17.73       7,612,595
                                 2014       469,413    14.11 - 17.11       7,846,047
                                 2013       529,861    12.68 - 15.20       7,879,461
                                 2012       593,073     9.63 - 11.41       6,609,137

  MIST MetLife Asset             2016     9,231,635    14.38 - 18.46     154,829,188
     Allocation 100 Sub-Account  2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2016      2.12         0.75 - 2.15           0.71 - 2.13
     Allocation Sub-Account      2015      2.72         0.75 - 2.15         (1.25) - 0.14
     (Commenced 4/30/2012)       2014      1.09         0.75 - 2.15           4.70 - 6.18
                                 2013      0.09         0.75 - 2.20          8.57 - 10.16
                                 2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap        2016      1.60         0.75 - 1.90         28.05 - 29.53
     Value Sub-Account           2015      1.13         0.75 - 1.90       (9.18) - (8.12)
                                 2014      0.88         0.75 - 1.90           2.41 - 3.59
                                 2013      0.49         0.75 - 1.90         30.40 - 31.91
                                 2012      0.64         0.75 - 1.90         13.18 - 14.49

  MIST Loomis Sayles Global      2016      1.77         1.30 - 2.35           2.34 - 3.42
     Markets Sub-Account         2015      1.57         1.30 - 2.35       (1.12) - (0.08)
                                 2014      2.02         1.30 - 2.35           1.06 - 2.13
                                 2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41

  MIST Met/Aberdeen Emerging     2016      0.99         0.75 - 2.35          8.91 - 10.67
     Markets Equity Sub-Account  2015      1.84         0.75 - 2.35     (15.82) - (14.46)
                                 2014      0.85         0.75 - 2.35       (8.69) - (7.22)
                                 2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00

  MIST Met/Eaton Vance           2016      3.98         1.30 - 2.35           6.73 - 7.86
     Floating Rate Sub-Account   2015      3.55         1.30 - 2.35       (3.14) - (2.12)
                                 2014      3.36         1.30 - 2.35       (1.60) - (0.57)
                                 2013      3.46         1.30 - 2.35           1.42 - 2.50
                                 2012      3.04         1.30 - 2.35           4.83 - 5.94

  MIST Met/Franklin Low          2016      2.95         0.75 - 2.20           0.89 - 2.36
     Duration Total Return       2015      3.03         0.75 - 2.20       (2.79) - (1.36)
     Sub-Account                 2014      2.11         0.75 - 2.20         (1.14) - 0.30
                                 2013      1.37         0.75 - 2.20         (1.04) - 0.40
                                 2012      1.86         0.75 - 2.20           2.11 - 3.61

  MIST Met/Templeton             2016        --         0.75 - 1.80         (0.92) - 0.12
     International Bond          2015      8.12         0.75 - 1.80       (5.87) - (4.88)
     Sub-Account                 2014      4.55         0.75 - 1.80         (0.66) - 0.38
                                 2013      1.99         0.75 - 1.80         (0.77) - 0.28
                                 2012      9.65         0.75 - 1.80         12.24 - 13.43

  MIST Met/Wellington Large      2016      2.21         0.75 - 1.90           6.15 - 7.38
     Cap Research Sub-Account    2015      0.73         0.75 - 1.90           2.45 - 3.63
                                 2014      0.72         0.75 - 1.90         11.28 - 12.57
                                 2013      1.19         0.75 - 1.90         31.65 - 33.17
                                 2012      0.95         0.75 - 1.90         11.18 - 12.47

  MIST MetLife Asset             2016      2.27         0.75 - 2.35           6.45 - 8.16
     Allocation 100 Sub-Account  2015      1.30         0.75 - 2.35       (4.28) - (2.74)
                                 2014      0.73         0.75 - 2.35           2.65 - 4.30
                                 2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Balanced Plus         2016     9,440,519    12.22 - 13.38     124,545,194
     Sub-Account                     2015     9,868,677    11.54 - 12.44     121,397,195
     (Commenced 1/3/2012)            2014    10,108,081    12.39 - 13.07     130,987,679
                                     2013     9,766,619    11.55 - 12.01     116,669,137
                                     2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index           2016     2,797,436     1.19 - 12.53       5,881,726
     Targeted Risk Sub-Account       2015     3,142,871     1.16 - 12.10       5,960,197
     (Commenced 11/12/2012 and       2014       632,711     1.20 - 12.34       1,705,989
     began transactions in 2013)     2013       323,641     1.12 - 11.22         377,861

  MIST MetLife Small Cap             2016     1,703,914    25.74 - 33.37      48,205,759
     Value Sub-Account               2015     1,932,375    20.08 - 25.72      42,344,849
                                     2014     2,229,469    21.73 - 27.52      52,562,409
                                     2013     2,514,889    21.87 - 27.37      59,255,307
                                     2012     2,744,669    16.91 - 20.89      49,647,860

  MIST MFS Research                  2016     6,134,222    13.17 - 23.39      98,661,995
     International Sub-Account       2015     6,494,721    13.59 - 23.75     106,874,590
                                     2014     7,049,593    14.15 - 24.32     119,840,057
                                     2013     7,613,604    15.55 - 26.30     141,100,546
                                     2012     8,474,288    13.34 - 22.18     133,415,326

  MIST Morgan Stanley Mid Cap        2016     2,899,820    14.64 - 17.99      48,634,370
     Growth Sub-Account              2015     3,072,912    16.30 - 19.77      56,830,754
                                     2014     3,399,968    17.49 - 20.95      66,846,250
                                     2013     3,870,199    17.65 - 20.86      76,130,580
                                     2012     4,428,112    12.94 - 15.10      63,342,932

  MIST Oppenheimer Global            2016     2,375,953     1.20 - 29.34      41,464,839
     Equity Sub-Account              2015     2,485,407     1.21 - 29.49      44,037,305
                                     2014     2,653,328     1.18 - 28.59      47,270,650
                                     2013     2,701,413     1.16 - 28.20      51,152,278
                                     2012     1,019,300    18.63 - 22.35      21,942,397

  MIST PanAgora Global               2016     1,024,246      1.04 - 1.08       1,083,292
     Diversified Risk Sub-Account    2015        83,104      0.96 - 0.98          79,969
     (Commenced 4/28/2014)           2014        88,081      1.03 - 1.04          91,098

  MIST PIMCO Inflation               2016     5,428,636    12.81 - 15.94      80,538,491
     Protected Bond Sub-Account      2015     5,839,782    12.49 - 15.30      83,573,880
                                     2014     6,336,733    13.20 - 15.91      94,603,086
                                     2013     7,016,914    13.13 - 15.58     102,943,846
                                     2012     7,448,982    14.82 - 17.30     121,500,435

  MIST PIMCO Total Return            2016    20,696,610    15.62 - 20.23     382,284,408
     Sub-Account                     2015    22,440,680    15.57 - 19.84     408,353,492
                                     2014    24,952,895    15.92 - 19.95     459,097,636
                                     2013    28,505,547    15.63 - 19.26     508,804,270
                                     2012    31,210,077    16.29 - 19.76     572,578,074

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST MetLife Balanced Plus         2016      2.85         0.75 - 2.35          5.85 - 7.56
     Sub-Account                     2015      2.11         0.75 - 2.35      (6.32) - (4.80)
     (Commenced 1/3/2012)            2014      1.75         0.75 - 2.20          7.26 - 8.83
                                     2013      1.17         0.75 - 2.20        11.87 - 13.51
                                     2012        --         0.75 - 2.20         4.08 - 12.26

  MIST MetLife Multi-Index           2016      1.20         0.75 - 2.20          2.09 - 3.58
     Targeted Risk Sub-Account       2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     (Commenced 11/12/2012 and       2014        --         0.75 - 2.10          6.99 - 8.44
     began transactions in 2013)     2013      0.40         0.75 - 1.95         4.18 - 12.10

  MIST MetLife Small Cap             2016      1.07         1.30 - 2.35        28.21 - 29.86
     Value Sub-Account               2015      0.10         1.30 - 2.35      (7.61) - (6.43)
                                     2014      0.05         1.30 - 2.35        (0.65) - 0.55
                                     2013      0.96         1.30 - 2.35        29.37 - 30.97
                                     2012        --         1.30 - 2.35        15.23 - 16.62

  MIST MFS Research                  2016      2.05         0.75 - 2.25      (3.08) - (1.51)
     International Sub-Account       2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57
                                     2012      1.96         0.75 - 2.35        13.98 - 15.98

  MIST Morgan Stanley Mid Cap        2016        --         0.75 - 1.90     (10.18) - (9.05)
     Growth Sub-Account              2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12
                                     2012        --         0.75 - 1.90          7.21 - 8.62

  MIST Oppenheimer Global            2016      0.92         0.75 - 1.90      (1.66) - (0.52)
     Equity Sub-Account              2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16
                                     2012      1.40         0.75 - 1.90        18.88 - 20.27

  MIST PanAgora Global               2016      4.77         0.75 - 2.15         8.76 - 10.29
     Diversified Risk Sub-Account    2015      0.51         0.75 - 1.70      (7.07) - (6.18)
     (Commenced 4/28/2014)           2014      0.42         0.75 - 1.70          3.37 - 4.04

  MIST PIMCO Inflation               2016        --         0.75 - 2.35          2.55 - 4.20
     Protected Bond Sub-Account      2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                     2014      1.54         0.75 - 2.35          0.50 - 2.12
                                     2013      2.16         0.75 - 2.35     (11.38) - (9.95)
                                     2012      3.02         0.75 - 2.35          6.58 - 8.31

  MIST PIMCO Total Return            2016      2.57         0.75 - 2.35          0.23 - 1.98
     Sub-Account                     2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                     2014      2.36         0.75 - 2.35          1.77 - 3.61
                                     2013      4.27         0.75 - 2.35      (4.19) - (2.55)
                                     2012      3.17         0.75 - 2.35          6.72 - 8.63

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST Pyramis Government      2016       523,252     10.33 - 11.21      5,762,899
     Income Sub-Account        2015       467,757     10.42 - 11.15      5,156,568
     (Commenced 1/3/2012)      2014       451,201     10.71 - 11.19      5,010,596
                               2013       438,370     10.11 - 10.48      4,570,971
                               2012       544,311     10.81 - 11.06      5,996,997

  MIST Pyramis Managed Risk    2016       631,373     11.23 - 11.85      7,288,771
     Sub-Account               2015       693,897     10.98 - 11.42      7,766,896
     (Commenced 4/29/2013)     2014       515,673     11.36 - 11.65      5,915,908
                               2013       331,304     10.69 - 10.80      3,558,035

  MIST Schroders Global        2016     5,999,349       1.21 - 1.29      7,548,570
     Multi-Asset Sub-Account   2015     6,949,271       1.17 - 1.23      8,392,160
     (Commenced 4/30/2012)     2014     7,987,625       1.21 - 1.25      9,869,799
                               2013     8,352,078       1.14 - 1.17      9,704,669
                               2012     5,045,943       1.06 - 1.07      5,397,219

  MIST SSGA Growth and Income  2016     8,781,559     13.87 - 16.33    136,702,524
     ETF Sub-Account           2015     9,555,148     13.41 - 15.56    142,277,778
                               2014    10,537,079     13.98 - 15.99    161,695,055
                               2013    11,486,433     13.50 - 15.22    168,487,815
                               2012    12,363,629     12.22 - 13.58    162,452,437

  MIST SSGA Growth ETF         2016     3,010,392     13.84 - 16.29     45,313,708
     Sub-Account               2015     3,298,669     13.24 - 15.36     47,115,565
                               2014     3,836,551     13.85 - 15.84     56,855,881
                               2013     4,117,987     13.44 - 15.14     58,808,947
                               2012     4,134,490     11.63 - 12.92     50,750,185

  MIST T. Rowe Price Large     2016     6,154,931    27.52 - 104.07    544,732,180
     Cap Value Sub-Account     2015     6,924,886     23.89 - 90.32    535,758,843
                               2014     7,848,070     24.91 - 94.21    637,621,963
                               2013     9,112,590     22.13 - 83.67    661,694,916
                               2012    10,675,620     16.64 - 62.93    586,755,456

  MIST T. Rowe Price Mid Cap   2016     3,917,608     16.49 - 20.38     71,915,683
     Growth Sub-Account        2015     4,314,401     15.88 - 19.35     75,659,023
                               2014     4,901,860     15.22 - 18.30     81,905,190
                               2013     5,748,937     13.81 - 16.36     86,470,627
                               2012     6,292,266     10.34 - 12.08     70,400,134

  MSF Baillie Gifford          2016     1,223,325      8.81 - 15.94     14,917,094
     International Stock       2015     1,337,151      8.59 - 15.30     15,812,446
     Sub-Account               2014     1,494,334      8.99 - 15.78     18,395,360
                               2013     1,512,891      9.52 - 16.46     19,482,882
                               2012       407,507      8.38 - 14.42      5,455,286

  MSF Barclays Aggregate Bond  2016       361,670      1.79 - 18.71      6,013,949
     Index Sub-Account         2015       333,816      1.77 - 18.47      5,532,608
                               2014       288,515      1.79 - 18.62      4,852,862
                               2013       216,740      1.71 - 17.79      3,330,462
                               2012       192,855     14.98 - 17.02      3,109,297

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST Pyramis Government      2016       2.00        0.75 - 2.20        (0.89) - 0.56
     Income Sub-Account        2015       2.21        0.75 - 2.20      (1.76) - (0.32)
     (Commenced 1/3/2012)      2014       2.52        0.75 - 1.95          5.48 - 6.75
                               2013       1.54        0.75 - 2.10      (6.50) - (5.23)
                               2012       0.01        0.75 - 2.10          1.07 - 2.37

  MIST Pyramis Managed Risk    2016       0.74        0.75 - 2.20          2.29 - 3.78
     Sub-Account               2015       0.75        0.75 - 2.20      (3.40) - (1.99)
     (Commenced 4/29/2013)     2014         --        0.75 - 2.20          6.28 - 7.83
                               2013       1.43        0.75 - 2.20          4.69 - 5.72

  MIST Schroders Global        2016       1.42        0.75 - 2.20          3.35 - 4.86
     Multi-Asset Sub-Account   2015       1.03        0.75 - 2.20      (3.04) - (1.62)
     (Commenced 4/30/2012)     2014       1.29        0.75 - 2.20          5.39 - 6.93
                               2013       0.01        0.75 - 2.20          7.72 - 9.29
                               2012       1.42        0.75 - 2.00          5.25 - 6.14

  MIST SSGA Growth and Income  2016       2.36        0.75 - 2.20          3.48 - 4.99
     ETF Sub-Account           2015       2.30        0.75 - 2.20      (4.10) - (2.70)
                               2014       2.26        0.75 - 2.20          3.51 - 5.02
                               2013       2.51        0.75 - 2.20        10.47 - 12.09
                               2012       2.36        0.75 - 2.20        10.38 - 12.00

  MIST SSGA Growth ETF         2016       2.16        0.75 - 2.20          4.55 - 6.08
     Sub-Account               2015       2.01        0.75 - 2.20      (4.44) - (3.04)
                               2014       1.88        0.75 - 2.20          3.09 - 4.59
                               2013       2.05        0.75 - 2.20        15.50 - 17.19
                               2012       1.95        0.75 - 2.20        12.52 - 14.17

  MIST T. Rowe Price Large     2016       2.87        0.75 - 2.35        13.25 - 15.22
     Cap Value Sub-Account     2015       1.59        0.75 - 2.35      (5.83) - (4.13)
                               2014       1.42        0.75 - 2.35        10.65 - 12.60
                               2013       1.63        0.75 - 2.35        30.67 - 32.96
                               2012       1.56        0.75 - 2.35        15.22 - 17.27

  MIST T. Rowe Price Mid Cap   2016         --        0.85 - 2.35          3.75 - 5.32
     Growth Sub-Account        2015         --        0.85 - 2.35          4.20 - 5.77
                               2014         --        0.85 - 2.35        10.16 - 11.82
                               2013       0.23        0.85 - 2.35        33.41 - 35.42
                               2012         --        0.85 - 2.35        11.03 - 12.72

  MSF Baillie Gifford          2016       1.40        0.85 - 2.35          2.61 - 4.16
     International Stock       2015       1.45        0.85 - 2.35      (4.44) - (3.00)
     Sub-Account               2014       1.24        0.85 - 2.35      (5.59) - (4.16)
                               2013       0.52        0.85 - 2.35         9.60 - 14.16
                               2012       1.11        0.85 - 1.90        17.11 - 18.35

  MSF Barclays Aggregate Bond  2016       2.61        0.75 - 2.20        (0.13) - 1.32
     Index Sub-Account         2015       2.75        0.75 - 2.20      (2.23) - (0.80)
                               2014       2.64        0.75 - 2.20          3.17 - 4.67
                               2013       3.04        0.75 - 2.20      (4.69) - (3.74)
                               2012       3.51        1.30 - 2.20          1.32 - 2.24

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Bond Income       2016     1,339,462    51.21 - 75.15      93,361,485
     Sub-Account                  2015     1,351,726    50.73 - 73.61      93,001,734
                                  2014     1,410,212    51.53 - 73.91      97,653,432
                                  2013     1,437,795    49.17 - 69.72      93,928,276
                                  2012     1,413,863    50.63 - 70.96      93,742,723

  MSF BlackRock Capital           2016     1,443,013     2.00 - 56.55       9,658,400
     Appreciation Sub-Account     2015     1,769,864     2.02 - 56.92      10,853,029
                                  2014     1,975,533     1.93 - 53.96      10,873,841
                                  2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170

  MSF BlackRock Ultra-Short       2016     6,971,036     8.54 - 10.80      66,180,659
     Term Bond Sub-Account        2015     7,501,150     8.73 - 10.87      72,197,981
                                  2014     8,144,077     8.92 - 10.95      79,776,703
                                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869

  MSF Frontier Mid Cap Growth     2016       404,243    18.44 - 20.80       7,999,144
     Sub-Account                  2015       451,098    17.73 - 20.04       8,635,312
     (Commenced 4/29/2013)        2014       512,550    17.69 - 19.79       9,719,764
                                  2013       595,060    16.33 - 18.08      10,360,655

  MSF Jennison Growth             2016     6,806,523     9.04 - 26.53     114,787,575
     Sub-Account                  2015     7,555,728     9.18 - 26.79     129,659,658
                                  2014     8,732,588     8.41 - 24.45     137,871,330
                                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829

  MSF Loomis Sayles Small Cap     2016       766,457    16.71 - 20.02      14,417,183
     Growth Sub-Account           2015       821,988    16.06 - 19.02      14,739,169
                                  2014       920,263    16.14 - 18.89      16,437,900
                                  2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432

  MSF Met/Artisan Mid Cap         2016     1,583,111    20.44 - 23.63      35,205,969
     Value Sub-Account            2015     1,752,245    17.04 - 19.51      32,306,647
                                  2014     1,977,751    19.30 - 21.88      41,046,463
                                  2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282

  MSF Met/Dimensional             2016       221,680    19.54 - 22.00       4,598,162
     International Small Company  2015       190,177    18.87 - 20.94       3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95       3,407,349
                                  2013       180,142    19.99 - 21.54       3,758,039
                                  2012       132,829    16.05 - 17.01       2,209,316

  MSF Met/Wellington Core         2016     9,007,829    18.10 - 64.18     254,395,534
     Equity Opportunities         2015     8,189,551    17.28 - 58.38     186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51     215,500,540
                                  2013    11,167,683    16.00 - 52.46     231,721,832
                                  2012    12,607,989    12.26 - 39.59     199,635,905

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Bond Income       2016      3.02         0.75 - 1.90           0.93 - 2.10
     Sub-Account                  2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                  2014      3.26         0.75 - 1.90           4.80 - 6.01
                                  2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                  2012      2.52         0.75 - 1.90           5.25 - 6.48

  MSF BlackRock Capital           2016        --         0.75 - 1.90       (1.80) - (0.66)
     Appreciation Sub-Account     2015        --         0.75 - 1.90           4.28 - 5.48
                                  2014      0.06         0.75 - 1.90           6.85 - 8.08
                                  2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51

  MSF BlackRock Ultra-Short       2016        --         0.75 - 2.35       (2.21) - (0.50)
     Term Bond Sub-Account        2015        --         0.75 - 2.35       (2.32) - (0.75)
                                  2014        --         0.75 - 2.35       (2.32) - (0.75)
                                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)

  MSF Frontier Mid Cap Growth     2016        --         1.30 - 2.25           2.82 - 3.80
     Sub-Account                  2015        --         1.30 - 2.35           0.22 - 1.28
     (Commenced 4/29/2013)        2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  MSF Jennison Growth             2016      0.04         0.75 - 2.35       (2.45) - (0.88)
     Sub-Account                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69

  MSF Loomis Sayles Small Cap     2016        --         0.75 - 1.90           4.05 - 5.25
     Growth Sub-Account           2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06

  MSF Met/Artisan Mid Cap         2016      0.86         1.30 - 2.35         19.80 - 21.07
     Value Sub-Account            2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13

  MSF Met/Dimensional             2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65
                                  2012      2.31         0.75 - 2.15         15.38 - 17.02

  MSF Met/Wellington Core         2016      1.67         0.75 - 2.35           0.66 - 6.44
     Equity Opportunities         2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53
                                  2012      0.71         0.75 - 2.35         10.07 - 11.86

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2016       967,598    13.15 - 15.58      13,943,996
     Allocation 20 Sub-Account  2015       717,455    12.86 - 15.02       9,970,866
     (Commenced 4/28/2014)      2014       459,058    13.22 - 15.22       6,509,122

  MSF MetLife Asset             2016    68,430,242    13.44 - 16.33   1,052,085,077
     Allocation 40 Sub-Account  2015    75,171,316    12.97 - 15.51   1,102,776,836
     (Commenced 4/28/2014)      2014    84,501,252    13.43 - 15.80   1,268,860,895

  MSF MetLife Asset             2016   141,782,418    14.04 - 17.66   2,346,890,764
     Allocation 60 Sub-Account  2015   155,063,013    13.29 - 16.61   2,423,700,431
     (Commenced 4/28/2014)      2014   168,298,033    13.65 - 16.95   2,696,470,979

  MSF MetLife Asset             2016    94,037,132    14.27 - 18.40   1,542,949,172
     Allocation 80 Sub-Account  2015   102,900,180    13.38 - 17.15   1,583,646,939
     (Commenced 4/28/2014)      2014   113,396,391    13.81 - 17.57   1,801,099,928

  MSF MetLife Mid Cap Stock     2016       206,200    26.18 - 31.14       5,972,449
     Index Sub-Account          2015       238,711    22.32 - 26.27       5,875,895
                                2014       215,497    23.48 - 27.35       5,502,778
                                2013       181,460    22.01 - 25.37       4,308,813
                                2012       157,701    17.30 - 19.36       2,885,826

  MSF MetLife Stock Index       2016     2,342,862    16.54 - 21.84      48,567,319
     Sub-Account                2015     2,202,886    15.02 - 19.86      41,518,624
                                2014     2,387,218    15.06 - 19.94      45,315,772
                                2013     2,514,826    13.47 - 17.86      42,940,270
                                2012     2,675,025    10.35 - 13.74      35,257,651

  MSF MFS Total Return          2016     1,883,922    17.58 - 78.63      88,274,296
     Sub-Account                2015     2,072,502    16.43 - 72.73      89,837,469
                                2014     2,313,121    16.79 - 73.57     102,015,958
                                2013     2,545,086    15.78 - 68.40     106,290,336
                                2012     2,882,861    13.54 - 58.06     101,343,003

  MSF MFS Value Sub-Account     2016     6,204,163    14.16 - 30.00     178,751,424
                                2015     6,742,392    12.69 - 26.49     172,254,488
                                2014     7,443,156    13.03 - 26.79     192,672,878
                                2013     8,446,113    12.05 - 24.41     199,810,139
                                2012     2,908,311    15.39 - 18.17      51,556,774

  MSF MSCI EAFE Index           2016       190,960    11.73 - 13.82       2,494,019
     Sub-Account                2015       192,876    11.88 - 13.86       2,544,806
                                2014       186,586    12.30 - 14.23       2,553,009
                                2013       133,676    13.53 - 15.39       1,975,130
                                2012       115,412    11.38 - 12.84       1,428,217

  MSF Neuberger Berman          2016     1,622,186    20.57 - 31.70      42,776,681
     Genesis Sub-Account        2015     1,787,234    17.77 - 26.98      40,330,154
                                2014     2,001,920     1.25 - 27.08      45,538,005
                                2013     2,231,279     1.26 - 27.36      51,389,551
                                2012        86,174    17.28 - 18.63       1,568,334

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF MetLife Asset             2016      3.56         0.75 - 2.20          2.26 - 3.75
     Allocation 20 Sub-Account  2015      2.27         0.75 - 2.20      (2.75) - (1.33)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.20          1.43 - 2.43

  MSF MetLife Asset             2016      3.55         0.75 - 2.35          3.62 - 5.29
     Allocation 40 Sub-Account  2015      0.27         0.75 - 2.35      (3.37) - (1.81)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.14 - 3.25

  MSF MetLife Asset             2016      3.15         0.75 - 2.35          4.62 - 6.30
     Allocation 60 Sub-Account  2015      0.54         0.75 - 2.35      (3.56) - (2.01)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.91 - 4.03

  MSF MetLife Asset             2016      2.94         0.75 - 2.35          5.63 - 7.33
     Allocation 80 Sub-Account  2015      0.33         0.75 - 2.35      (3.98) - (2.43)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          3.51 - 4.63

  MSF MetLife Mid Cap Stock     2016      0.98         1.30 - 2.35        17.29 - 18.53
     Index Sub-Account          2015      0.88         1.30 - 2.35      (4.94) - (3.93)
                                2014      0.77         1.30 - 2.35          6.68 - 7.80
                                2013      0.93         1.30 - 2.35        29.67 - 31.04
                                2012      0.70         1.30 - 2.20        14.70 - 15.74

  MSF MetLife Stock Index       2016      1.80         1.30 - 2.20         8.96 - 10.12
     Sub-Account                2015      1.56         1.30 - 2.20      (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20        10.64 - 11.79
                                2013      1.66         1.30 - 2.20        28.83 - 30.18
                                2012      1.58         1.30 - 2.20        12.90 - 14.14

  MSF MFS Total Return          2016      2.70         0.75 - 1.90          6.87 - 8.11
     Sub-Account                2015      2.40         0.75 - 1.90      (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90          6.32 - 7.55
                                2013      2.42         0.75 - 1.90        16.47 - 17.81
                                2012      2.67         0.75 - 1.90         9.20 - 10.47

  MSF MFS Value Sub-Account     2016      2.02         0.75 - 2.35        11.45 - 13.24
                                2015      2.47         0.75 - 2.35      (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25          8.10 - 9.74
                                2013      0.65         0.75 - 2.25        17.10 - 34.37
                                2012      1.68         0.75 - 1.90        14.12 - 15.45

  MSF MSCI EAFE Index           2016      2.59         1.30 - 2.20      (1.23) - (0.34)
     Sub-Account                2015      3.54         1.30 - 2.20      (3.46) - (2.59)
                                2014      2.04         1.30 - 2.20      (8.37) - (7.54)
                                2013      2.44         1.30 - 2.15        18.85 - 19.87
                                2012      2.39         1.30 - 2.15        15.42 - 16.41

  MSF Neuberger Berman          2016      0.28         0.75 - 2.35        15.64 - 17.68
     Genesis Sub-Account        2015      0.23         0.75 - 2.35      (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35      (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35        24.94 - 37.16
                                2012      0.13         1.30 - 1.90          7.68 - 8.33

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2016       184,537    25.88 - 30.47       5,270,961
     Sub-Account                 2015       190,582    21.88 - 25.53       4,560,702
                                 2014       206,428    23.42 - 27.09       5,229,295
                                 2013       205,392    22.86 - 26.21       5,051,812
                                 2012       120,336    16.92 - 19.22       2,196,528

  MSF T. Rowe Price Large Cap    2016     2,648,316     9.27 - 29.64      59,328,183
     Growth Sub-Account          2015     2,826,823     9.33 - 29.38      63,119,491
                                 2014     3,204,113     8.64 - 26.75      66,005,148
                                 2013     3,562,045     8.12 - 24.73      69,174,300
                                 2012     2,780,202    14.98 - 17.92      44,701,193

  MSF T. Rowe Price Small Cap    2016       383,309    31.18 - 40.08      13,279,921
     Growth Sub-Account          2015       354,053    28.50 - 36.17      11,167,946
                                 2014       375,563    28.35 - 35.52      11,725,054
                                 2013       429,823    27.09 - 33.51      12,760,475
                                 2012       487,872    19.15 - 23.38      10,185,329

  MSF Van Eck Global Natural     2016       296,411    12.23 - 13.55       3,944,489
     Resources Sub-Account       2015       369,982      8.56 - 9.50       3,455,455
                                 2014       301,045    13.01 - 14.23       4,214,021
                                 2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114

  MSF Western Asset              2016     6,144,561    25.20 - 37.86     196,877,487
     Management Strategic Bond   2015       242,504    26.20 - 30.62       6,971,544
     Opportunities Sub-Account   2014       247,927    27.25 - 31.59       7,431,708
                                 2013       231,415    26.38 - 30.38       6,673,488
                                 2012       349,579    26.66 - 30.47      10,149,053

  MSF Western Asset              2016       281,647    14.94 - 18.25       4,704,631
     Management U.S. Government  2015       346,447    15.12 - 18.30       5,873,926
     Sub-Account                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915
                                 2012       690,001    15.85 - 18.66      12,033,680

  PIMCO VIT High Yield           2016       246,210    20.41 - 22.83       5,415,580
     Sub-Account                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003

  PIMCO VIT Low Duration         2016       566,101    13.82 - 15.39       8,295,577
     Sub-Account                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147

  Putnam VT Equity Income        2016       695,231    26.75 - 31.31      20,896,054
     Sub-Account                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2016      1.08         1.30 - 2.20         18.29 - 19.36
     Sub-Account                 2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                 2014      0.95         1.30 - 2.20           2.45 - 3.38
                                 2013      1.02         1.30 - 2.20         35.12 - 36.34
                                 2012      0.86         1.30 - 2.20         13.41 - 14.44

  MSF T. Rowe Price Large Cap    2016      0.01         0.85 - 2.35         (0.83) - 0.90
     Growth Sub-Account          2015      0.02         0.85 - 2.35           7.95 - 9.84
                                 2014      0.01         0.85 - 2.35           6.30 - 8.16
                                 2013      0.10         0.85 - 2.35         26.10 - 37.98
                                 2012      0.02         0.85 - 1.90         16.43 - 17.96

  MSF T. Rowe Price Small Cap    2016      0.12         0.85 - 1.90          9.38 - 10.80
     Growth Sub-Account          2015      0.05         0.85 - 1.90           0.54 - 1.84
                                 2014      0.01         0.85 - 1.90           4.64 - 6.00
                                 2013      0.22         0.85 - 1.90         41.46 - 43.33
                                 2012        --         0.85 - 1.90         13.72 - 15.19

  MSF Van Eck Global Natural     2016      0.58         0.75 - 2.00         40.89 - 42.67
     Resources Sub-Account       2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                 2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                 2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81

  MSF Western Asset              2016      2.23         0.75 - 2.35           3.36 - 7.49
     Management Strategic Bond   2015      4.73         1.30 - 1.90       (3.85) - (3.08)
     Opportunities Sub-Account   2014      5.28         1.30 - 1.90           3.31 - 4.00
                                 2013      4.87         1.30 - 1.90       (1.07) - (0.31)
                                 2012      3.42         1.30 - 1.90           9.19 - 9.94

  MSF Western Asset              2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Management U.S. Government  2015      2.02         1.30 - 2.20       (1.88) - (0.99)
     Sub-Account                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)
                                 2012      1.91         1.30 - 2.20           0.79 - 1.71

  PIMCO VIT High Yield           2016      5.22         1.30 - 1.90         10.33 - 10.99
     Sub-Account                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81

  PIMCO VIT Low Duration         2016      1.49         1.30 - 1.90         (0.50) - 0.10
     Sub-Account                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48

  Putnam VT Equity Income        2016      1.89         0.75 - 1.90         11.51 - 12.79
     Sub-Account                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Multi-Cap Growth    2016        84,259    20.64 - 27.10      1,920,534
     Sub-Account                2015        91,294    19.49 - 25.47      1,949,587
                                2014        98,391    19.91 - 25.88      2,136,321
                                2013       127,086    17.86 - 23.10      2,459,478
                                2012       152,212    13.33 - 17.16      2,195,814

  Russell Aggressive Equity     2016        59,458    22.13 - 22.19      1,316,184
     Sub-Account                2015        63,858    18.91 - 18.97      1,208,068
                                2014        74,169    20.67 - 20.72      1,533,014
                                2013        78,396    20.64 - 20.69      1,617,960
                                2012       104,956    14.95 - 14.99      1,569,025

  Russell Core Bond             2016       268,809    19.78 - 19.86      5,317,684
     Sub-Account                2015       299,764    19.46 - 19.53      5,832,706
                                2014       326,880    19.76 - 19.83      6,459,200
                                2013       360,963    19.00 - 19.07      6,859,528
                                2012       447,192    19.55 - 19.63      8,745,140

  Russell Global Real Estate    2016        14,749    36.79 - 36.83        542,716
     Securities Sub-Account     2015        24,060    36.22 - 36.25        871,485
                                2014        27,947    36.64 - 36.67      1,024,007
                                2013        30,369    32.38 - 32.41        983,391
                                2012        37,475    31.68 - 31.71      1,187,295

  Russell Multi-Style Equity    2016       325,131    21.72 - 21.79      7,061,253
     Sub-Account                2015       360,251    19.90 - 19.98      7,171,525
                                2014       430,624    19.96 - 20.04      8,598,156
                                2013       468,451    18.13 - 18.19      8,492,111
                                2012       604,659    13.83 - 13.88      8,363,015

  Russell Non-U.S. Sub-Account  2016       151,347    16.56 - 16.62      2,506,309
                                2015       162,224    16.40 - 16.47      2,661,460
                                2014       183,050    16.86 - 16.92      3,086,079
                                2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Multi-Cap Growth    2016      0.93         1.30 - 1.90          5.76 - 6.56
     Sub-Account                2015      0.69         1.30 - 1.90      (2.17) - (1.46)
                                2014      0.51         1.30 - 1.90        11.35 - 12.22
                                2013      0.72         1.30 - 1.90        33.87 - 34.85
                                2012      0.45         1.30 - 1.90        14.55 - 15.45

  Russell Aggressive Equity     2016      0.83                1.40                17.01
     Sub-Account                2015      0.67                1.40               (8.48)
                                2014      0.25                1.40                 0.15
                                2013      0.42                1.40                38.06
                                2012      1.04                1.40                14.22

  Russell Core Bond             2016      1.58                1.40                 1.67
     Sub-Account                2015      2.35                1.40               (1.53)
                                2014      1.56                1.40                 3.99
                                2013      1.41                1.40               (2.82)
                                2012      2.32                1.40                 6.86

  Russell Global Real Estate    2016      3.66                1.40                 1.59
     Securities Sub-Account     2015      1.60                1.40               (1.15)
                                2014      3.21                1.40                13.15
                                2013      4.06                1.40                 2.21
                                2012      4.97                1.40                25.77

  Russell Multi-Style Equity    2016      1.04                1.40                 9.10
     Sub-Account                2015      0.83                1.40               (0.30)
                                2014      1.18                1.40                10.15
                                2013      1.24                1.40                31.07
                                2012      1.14                1.40                14.07

  Russell Non-U.S. Sub-Account  2016      3.22                1.40                 0.94
                                2015      1.17                1.40               (2.69)
                                2014      1.97                1.40               (5.78)
                                2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm


     2.  Statements of Assets and Liabilities as of December 31, 2016

     3.  Statements of Operations for the year ended December 31, 2016

     4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


     5.  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm


     2.  Consolidated Balance Sheets as of December 31, 2016 and 2015

     3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

     6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


     7.  Notes to the Consolidated Financial Statements


     8.  Financial Statement Schedules



b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (2)


   (ii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (14)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (14)


2.             Not Applicable.


3. (i)(a)      Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company effective November 24, 2009 (1)


     (b)        Amendment to the Distribution and Principal Underwriting
                Agreement (14)


     (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015)
                (15)


   (ii)        Master Retail Sales Agreement (MLIDC) (9-2012) (5)



   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (16)


   (iv)        Brighthouse Securities, LLC Sales Agreement (16)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (2)

   (ii)        Death Benefit Endorsements (2)


   (iii)       Charitable Remainder Trust Endorsement (2)


   (iv)        Endorsement (Name Change) (3)


   (v)         403(b) Nationwide Tax Sheltered Annuity Endorsement (MLI-398-3
               (12/08)) (4)


   (vi) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (14)


   (vii)       Non-Qualified Annuity Endorsement MLI-NQ (11/04)-1 (14)



   (viii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (16)



5.             Application for Variable Annuity (2)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (14)


   (ii)        Copy of the By-Laws of the Company (14)



   (iii) Copy of Certificate of Amendment of Incorporation of the Company (effective March 6, 2017) (16)


   (iv)        Copy of Amended and Restated Bylaws of the Company (16)



7.             Not Applicable.


8. (i)(a)      Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (6)


     (b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (7)


     (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et. al. (effective 4-30-10) (7)


     (d)        Amendment to Participation Agreement with Met Investors Series
                Trust (14)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07) (8)


     (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10) (7)


   (iii)(a) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (9)


     (b) Amendments dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (10)


     (c) Amendment to Participation Agreement with AIM Variable Insurance Funds (14)


   (iv)(a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and Amendments. (11)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (12)

     (c) Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (7)


     (d) Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (13)


     (e) Amendment to Participation Agreement with Franklin Templeton Variable Insurance Products Trust (14)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (15)


   (v)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and Amendments (11)


     (b)        Amendment to Participation Agreement with Putnam Variable Trust
                (14)


   (vi)(a) Amended and Restated Participation Agreement among Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and Amendments
               (11)


     (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010 (12)


     (c) Amendments to Participation Agreement with Fidelity Variable Insurance Products Funds (14)


   (vii)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2001 and Amendments to the Participation Agreement respectively effective August 1, 2003, December 2, 2003, May 3, 2004, November 2, 2004 and
               December 20, 2004.)(9)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II (now known as Deutsche Variable Series II), DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (10)


     (c) Amendment to Participation Agreement with Deutsche Variable Series II (14)



   (viii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (16)


   (ix) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (16)



9.             Opinion of Counsel (14)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant (filed herewith)


11.            Not Applicable.


12.            Agreement Governing Contribution (2)



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (filed herewith)

(1) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) electronically filed on April 8, 2009.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 26, 2001.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on April 12, 2011.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 37 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 2013.


(6) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012)


(8) Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

(9) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 7, 2009.

(10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 5, 2011.

(11) Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.

(12) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.

(13) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 3, 2013.

(14) Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.

(15) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.


(16) Incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277

Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960

Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 45,807owners of qualified contracts and 37,807 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.

Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 12th day of April, 2017.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney